PLAIC Variable Annuity Account S of Protective Life and Annuity Insurance Company

Financial Statements December 31, 2022

Index

PLAIC Variable Annuity AccouNt S

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

All other schedules to the statutory financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of PLAIC Variable Annuity S and the Board of Directors of

Protective Life and Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise PLAIC Variable Annuity Account S (the Separate Account) of Protective Life and Annuity Insurance Company as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 10, 2023

Appendix A

The subaccounts that comprise PLAIC Variable Annuity Account S were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Growth and Income B	As of December 31, 2022	For the year then ended December 31, 2022	For the period from October 25, 2021 (commencement of operations) to December 31, 2022
AB VPS Large Cap Growth B	As of December 31, 2022	For the year then ended December 31, 2022	For the period from September 7, 2021 (commencement of operations) to December 31, 2022
AB VPS Small Cap Growth B	As of December 31, 2022	For the year then ended December 31, 2022	For the period from December 1, 2021 (commencement of operations) to December 31, 2022
AB VPS Small/Mid Cap Value B	As of December 31, 2022	For the year then ended December 31, 2022	For the period from August 13, 2021 (commencement of operations) to December 31, 2022
American Funds IS Asset Allocation Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For the period from March 23, 2021 (commencement of operations) to December 31, 2022
American Funds IS Capital World Growth and Income Fund IV	As of December 31, 2022	For the period from April 29, 2022 (commencement of operations) to December 31, 2022	For the period from April 29, 2022 (commencement of operations) to December 31, 2022
American Funds IS Global Growth Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For the period from May 27, 2021 (commencement of operations) to December 31, 2022
American Funds IS Global Small Capitalization Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For the period from August 13, 2021 (commencement of operations) to December 31, 2022
American Funds IS Growth - Income Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 11, 2021 (commencement of operations) to December 31, 2022

American Funds IS Growth Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For the period from March 23, 2021 (commencement of operations) to December 31, 2022
American Funds IS International Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For the period from May 27, 2021 (commencement of operations) to December 31, 2022
American Funds IS New World Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 11, 2021 (commencement of operations) to December 31, 2022
American Funds IS The Bond Fund of America IV	As of December 31, 2022	For the year then ended December 31, 2022	For the period from September 29, 2021 (commencement of operations) to December 31, 2022
American Funds IS U.S. Government Securities Fund IV	As of December 31, 2022	For the year then ended December 31, 2022	For the period from October 25, 2021 (commencement of operations) to December 31, 2022
American Funds IS Washington Mutual Investors Fund IV	As of December 31, 2022	For the year then ended December 31, 2022	For the period from May 27, 2021 (commencement of operations) to December 31, 2022
Blackrock International V.I. I	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 7, 2021 (commencement of operations) to December 31, 2022
Clearbridge Variable Dividend Strat II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from October 25, 2021 (commencement of operations) to December 31, 2022
Clearbridge Variable Large Cap Growth II	As of December 31, 2022	For the period from April 29, 2022 (commencement of operations) to December 31, 2022	For the period from April 29, 2022 (commencement of operations) to December 31, 2022
Clearbridge Variable Mid Cap Portfolio II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from March 9, 2021 (commencement of operations) to December 31, 2022
Clearbridge Variable Small Cap Growth II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from May 27, 2021 (commencement of operations) to December 31, 2022

Columbia VP Balanced 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 23, 2021 (commencement of operations) to December 31, 2022
Columbia VP Intermediate Bond 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 23, 2021 (commencement of operations) to December 31, 2022
Columbia VP Limited Duration Credit 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 7, 2021 (commencement of operations) to December 31, 2022
Columbia VP Select Mid Cap Value 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from May 27, 2021 (commencement of operations) to December 31, 2022
Empower Bond Index Fund Inv	As of December 31, 2022	For the year then ended December 31, 2022	For the period from August 16, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Balanced Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from June 16, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Bond Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For the period from September 13, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Energy Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from December 1, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Extended Market Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For the period from June 2, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP FundsManager 20% Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 23, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Health Care Portfolio Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 8, 2021 (commencement of operations) to December 31, 2022

Fidelity VIP International Capital Appreciation Service 2	As of December 31, 2022	For the period from November 18, 2022 (commencement of operations) to December 31, 2022	For the period from November 18, 2022 (commencement of operations) to December 31, 2022
Fidelity VIP International Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For the period from June 2, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Investment Grade Bond SC2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from April 6, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Mid Cap SC2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 12, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Technology Initial	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 7, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Total Market Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 23, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Utilities Initial	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 8, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Value Strategies Service 2	As of December 31, 2022	For the period from November 18, 2022 (commencement of operations) to December 31, 2022	For the period from November 18, 2022 (commencement of operations) to December 31, 2022
Franklin Dynatech VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For the period from March 9, 2021 (commencement of operations) to December 31, 2022
Franklin Templeton VIP Small-Mid Cap Growth Class 2	As of December 31, 2022	For the period from February 9, 2022 (commencement of operations) to December 31, 2022	For the period from February 9, 2022 (commencement of operations) to December 31, 2022

Franklin Templeton VIP Trust Income VIP Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 23, 2021 (commencement of operations) to December 31, 2022
Franklin Templeton VIP Trust Rising Dividends Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from June 2, 2021 (commencement of operations) to December 31, 2022
Franklin Templeton VIP Trust Small Cap Value Securities Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from May 27, 2021 (commencement of operations) to December 31, 2022
Goldman Sachs VIT Mid Cap Growth Fund SC	As of December 31, 2022	For the year then ended December 31, 2022	For the period from March 9, 2021 (commencement of operations) to December 31, 2022
Goldman Sachs VIT Mid Cap Value SC	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 5, 2021 (commencement of operations) to December 31, 2022
Goldman Sachs VIT Small Cap Equity Insights SC	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 12, 2021 (commencement of operations) to December 31, 2022
Goldman Sachs VIT Strategic Growth SC	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 5, 2021 (commencement of operations) to December 31, 2022
Invesco V.I. Comstock II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from June 25, 2021 (commencement of operations) to December 31, 2022
Invesco V.I. Conservative Balanced Fund II	As of December 31, 2022	For the period from March 31, 2022 (commencement of operations) to December 31, 2022	For the period from March 31, 2022 (commencement of operations) to December 31, 2022
Invesco V.I. Equity and Income II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 23, 2021 (commencement of operations) to December 31, 2022
Invesco V.I. Global Real Estate II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from June 25, 2021 (commencement of operations) to December 31, 2022

Invesco V.I. Government Securities II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 7, 2021 (commencement of operations) to December 31, 2022
Invesco V.I. Growth & Income II	As of December 31, 2022	For the period February 9, 2022 (commencement of operations) to December 31, 2022	For the period from February 9, 2022 (commencement of operations) to December 31, 2022
Invesco V.I. International Equity Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from May 12, 2021 (commencement of operations) to December 31, 2022
Invesco V.I. Main Street Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from October 25, 2021 (commencement of operations) to December 31, 2022
Invesco V.I. Main Street Small Cap Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 7, 2021 (commencement of operations) to December 31, 2022
Invesco V.I. U.S. Government Money Portfolio I	As of December 31, 2022	For the period from July 21, 2022 (commencement of operations) to December 31, 2022	For the period from July 21, 2022 (commencement of operations) to December 31, 2022
Janus Aspen Series Overseas Portfolio - Service	As of December 31, 2022	For the period September 22, 2022 (commencement of operations) to December 31, 2022	For the period from September 22, 2022 (commencement of operations) to December 31, 2022
Lord Abbett Bond Debenture VC	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 7, 2021 (commencement of operations) to December 31, 2022
Lord Abbett Series Fundamental Equity VC	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 12, 2021 (commencement of operations) to December 31, 2022
Lord Abbett Series Short Duration Inc VC	As of December 31, 2022	For the period from September 22, 2022 (commencement of operations) to December 31, 2022	For the period from September 22, 2022 (commencement of operations) to December 31, 2022
Morgan Stanley VIF Global Infrastructure Portfolio	As of December 31, 2022	For the period from September 19, 2022 (commencement of operations) to December 31, 2022	For the period from September 19, 2022 (commencement of operations) to December 31, 2022

PIMCO Income Advisor	As of December 31, 2022	For the period from January 18, 2022 (commencement of operations) to December 31, 2022	For the period from January 18, 2022 (commencement of operations) to December 31, 2022
PIMCO VIT High Yield Adv	As of December 31, 2022	For the year then ended December 31, 2022	For the period from August 13, 2021 (commencement of operations) to December 31, 2022
PIMCO VIT Long-Term US Government Advisor	As of December 31, 2022	For the period from October 3, 2022 (commencement of operations) to December 31, 2022	For the period from October 3, 2022 (commencement of operations) to December 31, 2022
PIMCO VIT Low Duration Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For the period from August 13, 2021 (commencement of operations) to December 31, 2022
PIMCO VIT Real Return Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For the period from May 27, 2021 (commencement of operations) to December 31, 2022
PIMCO VIT Short-Term Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For the period from August 2, 2021 (commencement of operations) to December 31, 2022
PIMCO VIT Total Return Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 11, 2021 (commencement of operations) to December 31, 2022
PL Dynamic Allocation Series - Conservative	As of December 31, 2022	For the year then ended December 31, 2022	For the period from June 16, 2021 (commencement of operations) to December 31, 2022
Royce Capital Fund Small-Cap SC	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 11, 2021 (commencement of operations) to December 31, 2022
Schwab Government Money Market Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 5, 2021 (commencement of operations) to December 31, 2022

Schwab S&P 500 Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 5, 2021 (commencement of operations) to December 31, 2022
Schwab VIT Balanced	As of December 31, 2022	For the year then ended December 31, 2022	For the period from April 6, 2021 (commencement of operations) to December 31, 2022
Schwab VIT Balanced with Growth	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 9, 2021 (commencement of operations) to December 31, 2022
Schwab VIT Growth	As of December 31, 2022	For the year then ended December 31, 2022	For the period from March 9, 2021 (commencement of operations) to December 31, 2022
T. Rowe Price All-Cap Opportunities Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 23, 2021 (commencement of operations) to December 31, 2022
T. Rowe Price Blue Chip Growth Portfolio II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from November 24, 2021 (commencement of operations) to December 31, 2022
T. Rowe Price Health Sciences Portfolio II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 7, 2021 (commencement of operations) to December 31, 2022
T. Rowe Price Moderate Allocation	As of December 31, 2022	For the year then ended December 31, 2022	For the period from September 21, 2021 (commencement of operations) to December 31, 2022
Templeton VIP Trust Developing Markets Securities Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from December 1, 2021 (commencement of operations) to December 31, 2022
Templeton VIP Trust Foreign Securities Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 11, 2021 (commencement of operations) to December 31, 2022
Templeton VIP Trust Global Bond Securities Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For the period from February 11, 2021 (commencement of operations) to December 31, 2022
Western Asset Core Plus VIT II	As of December 31, 2022	For the year then ended December 31, 2022	For the period from July 7, 2021 (commencement of operations) to December 31, 2022

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	AB VPS Growth and Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Funds IS Asset Allocation Class 4	American Funds IS Capital World Growth and Income Fund IV	American Funds IS Global Growth Class 4
ASSETS:
Investments at fair value (1)	$137,769	$684,781	$145,628	$39,908	$497,757	$363,660	$105,777
Receivable from the fund manager	44	200	48	13	579	104	139
Total assets	137,813	684,981	145,676	39,921	498,336	363,764	105,916

LIABILITIES:
Payable to the Contracts	44	200	48	13	579	104	139
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	44	200	48	13	579	104	139

NET ASSETS	$137,769	$684,781	$145,628	$39,908	$497,757	$363,660	$105,777

Fair value per share (NAV)	$28.36	$53.45	$6.77	$16.39	$21.74	$11.35	$29.51
Shares outstanding in the Separate Account	4,858	12,812	21,511	2,435	22,896	32,041	3,584

(1) Investments in mutual fund shares, at cost	$161,936	$849,204	$276,466	$48,666	$610,919	$413,421	$136,934

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Global Small Capitalization Class 4	American Funds IS Growth - Income Class 4	American Funds IS Growth Class 4	American Funds IS International Class 4	American Funds IS New World Class 4	American Funds IS The Bond Fund of America IV	American Funds IS U.S. Government Securities Fund IV
ASSETS:
Investments at fair value (1)	$85,157	$466,019	$414,998	$16,724	$93,831	$484,195	$536,488
Receivable from the fund manager	114	623	591	4	79	488	237
Total assets	85,271	466,642	415,589	16,728	93,910	484,683	536,725

LIABILITIES:
Payable to the Contracts	114	623	591	4	79	488	237
Payable to the Company	-	-	-	16	-	-	-
Total liabilities	114	623	591	20	79	488	237

NET ASSETS	$85,157	$466,019	$414,998	$16,708	$93,831	$484,195	$536,488

Fair value per share (NAV)	$15.28	$48.72	$73.64	$14.99	$21.84	$9.23	$9.86
Shares outstanding in the Separate Account	5,573	9,565	5,635	1,116	4,296	52,459	54,411

(1) Investments in mutual fund shares, at cost	$116,569	$582,172	$631,720	$17,566	$115,566	$531,901	$580,078

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Washington Mutual Investors Fund IV	Blackrock International V.I. I	Clearbridge Variable Dividend Strat II	Clearbridge Variable Large Cap Growth II	Clearbridge Variable Mid Cap Portfolio II	Clearbridge Variable Small Cap Growth II	Columbia VP Balanced 2
ASSETS:
Investments at fair value (1)	$334,877	$321,024	$490,947	$4,377	$209,769	$18,748	$3,890
Receivable from the fund manager	277	73	132	1	88	13	2
Total assets	335,154	321,097	491,079	4,378	209,857	18,761	3,892

LIABILITIES:
Payable to the Contracts	277	73	132	1	88	13	2
Payable to the Company	42	-	-	-	-	-	-
Total liabilities	319	73	132	1	88	13	2

NET ASSETS	$334,835	$321,024	$490,947	$4,377	$209,769	$18,748	$3,890

Fair value per share (NAV)	$12.34	$8.55	$21.28	$26.72	$20.17	$23.39	$34.41
Shares outstanding in the Separate Account	27,138	37,547	23,071	164	10,400	802	113

(1) Investments in mutual fund shares, at cost	$363,478	$390,944	$527,437	$5,313	$286,291	$27,546	$4,631

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2	Empower Bond Index Fund Inv	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Service 2
ASSETS:
Investments at fair value (1)	$109,336	$36,964	$14,175	$164,136	$1,407,998	$300,200	$17,983
Receivable from the fund manager	22	8	3	83	426	84	4
Total assets	109,358	36,972	14,178	164,219	1,408,424	300,284	17,987

LIABILITIES:
Payable to the Contracts	22	8	3	83	426	84	4
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	22	8	3	83	426	84	4

NET ASSETS	$109,336	$36,964	$14,175	$164,136	$1,407,998	$300,200	$17,983

Fair value per share (NAV)	$8.23	$9.12	$32.44	$12.39	$18.74	$9.37	$25.03
Shares outstanding in the Separate Account	13,285	4,053	437	13,247	75,133	32,038	718

(1) Investments in mutual fund shares, at cost	$132,870	$40,594	$14,946	$189,562	$1,786,603	$341,197	$11,299

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Extended Market Index Portfolio	Fidelity VIP FundsManager 20% Service 2	Fidelity VIP Health Care Portfolio Service 2	Fidelity VIP International Capital Appreciation Service 2	Fidelity VIP International Index Portfolio	Fidelity VIP Investment Grade Bond SC2	Fidelity VIP Mid Cap SC2
ASSETS:
Investments at fair value (1)	$335,936	$98,916	$118,060	$84,417	$568,063	$361,007	$557,965
Receivable from the fund manager	79	36	35	17	154	139	258
Total assets	336,015	98,952	118,095	84,434	568,217	361,146	558,223

LIABILITIES:
Payable to the Contracts	79	36	35	17	154	139	258
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	79	36	35	17	154	139	258

NET ASSETS	$335,936	$98,916	$118,060	$84,417	$568,063	$361,007	$557,965

Fair value per share (NAV)	$11.20	$10.01	$32.65	$16.49	$9.36	$10.47	$31.20
Shares outstanding in the Separate Account	29,994	9,882	3,616	5,119	60,691	34,480	17,884

(1) Investments in mutual fund shares, at cost	$410,359	$107,167	$130,737	$87,266	$701,354	$445,988	$719,051

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Initial	Fidelity VIP Value Strategies Service 2	Franklin Dynatech VIP Fund	Franklin Templeton VIP Small-Mid Cap Growth Class 2	Franklin Templeton VIP Trust Income VIP Class 2
ASSETS:
Investments at fair value (1)	$288,149	$3,081	$77,550	$93,723	$101,981	$149,921	$3,954
Receivable from the fund manager	92	1	31	16	60	57	3
Total assets	288,241	3,082	77,581	93,739	102,041	149,978	3,957

LIABILITIES:
Payable to the Contracts	92	1	31	16	60	57	3
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	92	1	31	16	60	57	3

NET ASSETS	$288,149	$3,081	$77,550	$93,723	$101,981	$149,921	$3,954

Fair value per share (NAV)	$20.94	$13.79	$21.52	$14.54	$2.97	$10.51	$14.73
Shares outstanding in the Separate Account	13,761	223	3,604	6,446	34,337	14,265	268

(1) Investments in mutual fund shares, at cost	$450,865	$3,869	$70,798	$98,360	$216,432	$205,248	$4,402

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Franklin Templeton VIP Trust Rising Dividends Class 2	Franklin Templeton VIP Trust Small Cap Value Securities Class 2	Goldman Sachs VIT Mid Cap Growth Fund SC	Goldman Sachs VIT Mid Cap Value SC	Goldman Sachs VIT Small Cap Equity Insights SC	Goldman Sachs VIT Strategic Growth SC	Invesco V.I. Comstock II
ASSETS:
Investments at fair value (1)	$121,572	$186,000	$241,158	$126,732	$199,476	$14,867	$356,507
Receivable from the fund manager	61	75	108	43	41	9	119
Total assets	121,633	186,075	241,266	126,775	199,517	14,876	356,626

LIABILITIES:
Payable to the Contracts	61	75	108	43	41	9	119
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	61	75	108	43	41	9	119

NET ASSETS	$121,572	$186,000	$241,158	$126,732	$199,476	$14,867	$356,507

Fair value per share (NAV)	$27.03	$12.53	$8.68	$15.07	$10.27	$9.12	$20.25
Shares outstanding in the Separate Account	4,498	14,844	27,783	8,410	19,423	1,630	17,605

(1) Investments in mutual fund shares, at cost	$144,118	$234,724	$277,361	$165,708	$234,525	$21,981	$358,696

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Conservative Balanced Fund II	Invesco V.I. Equity and Income II	Invesco V.I. Global Real Estate II	Invesco V.I. Government Securities II	Invesco V.I. Growth & Income II	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II
ASSETS:
Investments at fair value (1)	$144,664	$755,761	$233,733	$77,068	$67,819	$46,081	$213,631
Receivable from the fund manager	51	285	92	25	41	16	59
Total assets	144,715	756,046	233,825	77,093	67,860	46,097	213,690

LIABILITIES:
Payable to the Contracts	51	285	92	25	41	16	59
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	51	285	92	25	41	16	59

NET ASSETS	$144,664	$755,761	$233,733	$77,068	$67,819	$46,081	$213,631

Fair value per share (NAV)	$13.69	$16.03	$12.72	$9.98	$19.77	$15.74	$22.56
Shares outstanding in the Separate Account	10,567	47,147	18,375	7,722	3,430	2,928	9,469

(1) Investments in mutual fund shares, at cost	$177,220	$860,875	$297,362	$89,359	$82,208	$73,916	$248,360

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. U.S. Government Money Portfolio I	Janus Aspen Series Overseas Portfolio - Service	Lord Abbett Bond Debenture VC	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Short Duration Inc VC	Morgan Stanley VIF Global Infrastructure Portfolio	PIMCO Income Advisor
ASSETS:
Investments at fair value (1)	$45,479	$16,789	$21,306	$84,976	$125,161	$19,545	$191,573
Receivable from the fund manager	9	4	9	28	26	8	38
Total assets	45,488	16,793	21,315	85,004	125,187	19,553	191,611

LIABILITIES:
Payable to the Contracts	9	4	9	28	26	8	38
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	9	4	9	28	26	8	38

NET ASSETS	$45,479	$16,789	$21,306	$84,976	$125,161	$19,545	$191,573

Fair value per share (NAV)	$1.00	$36.76	$10.20	$15.16	$12.99	$6.93	$9.69
Shares outstanding in the Separate Account	45,479	457	2,089	5,605	9,635	2,820	19,779

(1) Investments in mutual fund shares, at cost	$45,479	$14,952	$26,679	$105,981	$127,945	$20,052	$207,919

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	PIMCO VIT High Yield Adv	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PL Dynamic Allocation Series - Conservative
ASSETS:
Investments at fair value (1)	$171,197	$2,852	$329,841	$414,570	$435,216	$1,259,762	$38,802
Receivable from the fund manager	18	1	119	141	139	524	23
Total assets	171,215	2,853	329,960	414,711	435,355	1,260,286	38,825

LIABILITIES:
Payable to the Contracts	18	1	119	141	139	524	23
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	18	1	119	141	139	524	23

NET ASSETS	$171,197	$2,852	$329,841	$414,570	$435,216	$1,259,762	$38,802

Fair value per share (NAV)	$6.77	$7.83	$9.48	$11.50	$10.10	$8.98	$10.34
Shares outstanding in the Separate Account	25,288	364	34,793	36,050	43,091	140,285	3,753

(1) Investments in mutual fund shares, at cost	$179,435	$2,889	$341,167	$452,363	$436,392	$1,509,565	$47,091

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Royce Capital Fund Small-Cap SC	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	T. Rowe Price All-Cap Opportunities Portfolio
ASSETS:
Investments at fair value (1)	$67,620	$1,830,956	$7,937,677	$586,350	$367,270	$502,537	$84,055
Receivable from the fund manager	26	610	3,387	218	151	237	35
Total assets	67,646	1,831,566	7,941,064	586,568	367,421	502,774	84,090

LIABILITIES:
Payable to the Contracts	26	610	3,387	218	151	237	35
Payable to the Company	-	5,557	-	-	-	-	-
Total liabilities	26	6,167	3,387	218	151	237	35

NET ASSETS	$67,620	$1,825,399	$7,937,677	$586,350	$367,270	$502,537	$84,055

Fair value per share (NAV)	$8.18	$1.00	$56.38	$12.33	$13.93	$15.69	$28.66
Shares outstanding in the Separate Account	8,266	1,821,880	140,789	47,555	26,365	32,029	2,933

(1) Investments in mutual fund shares, at cost	$70,436	$1,830,956	$8,732,870	$664,908	$439,209	$588,006	$104,188

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	T. Rowe Price Blue Chip Growth Portfolio II	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Moderate Allocation	Templeton VIP Trust Developing Markets Securities Class 2	Templeton VIP Trust Foreign Securities Class 2	Templeton VIP Trust Global Bond Securities Class 2	Western Asset Core Plus VIT II
ASSETS:
Investments at fair value (1)	$66,584	$246,503	$383,448	$70,172	$41,618	$33,149	$136,069
Receivable from the fund manager	17	69	171	16	25	15	28
Total assets	66,601	246,572	383,619	70,188	41,643	33,164	136,097

LIABILITIES:
Payable to the Contracts	17	69	171	16	25	15	28
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	17	69	171	16	25	15	28

NET ASSETS	$66,584	$246,503	$383,448	$70,172	$41,618	$33,149	$136,069

Fair value per share (NAV)	$29.23	$52.52	$17.81	$7.46	$12.17	$12.48	$4.83
Shares outstanding in the Separate Account	2,278	4,694	21,530	9,406	3,420	2,656	28,172

(1) Investments in mutual fund shares, at cost	$98,949	$247,121	$522,646	$73,071	$47,983	$35,676	$142,882

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	AB VPS Growth and Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Funds IS Asset Allocation Class 4	American Funds IS Capital World Growth and Income Fund IV	American Funds IS Global Growth Class 4
INVESTMENT INCOME:
Dividend income	$1,281	$-	$-	$281	$8,727	$7,207	$463

EXPENSES:
Mortality and expense risk and admin	413	1,611	589	156	2,118	547	369

NET INVESTMENT INCOME (LOSS)	868	(1,611)	(589)	125	6,609	6,660	94

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(12)	(219)	(687)	2,791	(437)	(104)	(217)
Capital gain distributions	18,984	77,814	80,090	5,066	54,245	42,283	10,097

Net realized gain (loss) on investments	18,972	77,595	79,403	7,857	53,808	42,179	9,880

Change in net unrealized appreciation (depreciation) on investments	(25,079)	(174,658)	(130,901)	(12,238)	(133,528)	(49,761)	(33,338)

Net realized and unrealized gain (loss) on investments	(6,107)	(97,063)	(51,498)	(4,381)	(79,720)	(7,582)	(23,458)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,239)	$(98,674)	$(52,087)	$(4,256)	$(73,111)	$(922)	$(23,364)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Global Small Capitalization Class 4	American Funds IS Growth - Income Class 4	American Funds IS Growth Class 4	American Funds IS International Class 4	American Funds IS New World Class 4	American Funds IS The Bond Fund of America IV	American Funds IS U.S. Government Securities Fund IV
INVESTMENT INCOME:
Dividend income	$-	$5,262	$476	$223	$941	$12,953	$18,707

EXPENSES:
Mortality and expense risk and admin	192	1,526	2,004	36	228	914	798

NET INVESTMENT INCOME (LOSS)	(192)	3,736	(1,528)	187	713	12,039	17,909

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,785)	(5,817)	(12,398)	(3,384)	(7,370)	(37)	(21)
Capital gain distributions	16,574	47,844	65,408	768	5,846	3,663	-

Net realized gain (loss) on investments	10,789	42,027	53,010	(2,616)	(1,524)	3,626	(21)

Change in net unrealized appreciation (depreciation) on investments	(28,354)	(133,472)	(233,028)	192	(18,718)	(45,860)	(43,226)

Net realized and unrealized gain (loss) on investments	(17,565)	(91,445)	(180,018)	(2,424)	(20,242)	(42,234)	(43,247)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,757)	$(87,709)	$(181,546)	$(2,237)	$(19,529)	$(30,195)	$(25,338)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Washington Mutual Investors Fund IV	Blackrock International V.I. I	Clearbridge Variable Dividend Strat II	Clearbridge Variable Large Cap Growth II	Clearbridge Variable Mid Cap Portfolio II	Clearbridge Variable Small Cap Growth II	Columbia VP Balanced 2
INVESTMENT INCOME:
Dividend income	$4,945	$2,750	$5,888	$-	$216	$-	$-

EXPENSES:
Mortality and expense risk and admin	370	535	644	8	724	94	19

NET INVESTMENT INCOME (LOSS)	4,575	2,215	5,244	(8)	(508)	(94)	(19)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	649	(296)	(17)	-	365	(4,183)	(37)
Capital gain distributions	20,537	5,672	37,964	148	14,010	459	-

Net realized gain (loss) on investments	21,186	5,376	37,947	148	14,375	(3,724)	(37)

Change in net unrealized appreciation (depreciation) on investments	(40,481)	(44,512)	(36,051)	(936)	(81,816)	(6,019)	(792)

Net realized and unrealized gain (loss) on investments	(19,295)	(39,136)	1,896	(788)	(67,441)	(9,743)	(829)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,720)	$(36,921)	$7,140	$(796)	$(67,949)	$(9,837)	$(848)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2	Empower Bond Index Fund Inv	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Service 2
INVESTMENT INCOME:
Dividend income	$3,430	$194	$-	$1,864	$15,669	$4,378	$377

EXPENSES:
Mortality and expense risk and admin	286	93	66	610	5,433	918	44

NET INVESTMENT INCOME (LOSS)	3,144	101	(66)	1,254	10,236	3,460	333

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	359	(4)	(400)	(2)	(3,629)	59	823
Capital gain distributions	78	-	-	147	82,231	-	-

Net realized gain (loss) on investments	437	(4)	(400)	145	78,602	59	823

Change in net unrealized appreciation (depreciation) on investments	(23,558)	(2,706)	(2,717)	(22,353)	(381,653)	(38,907)	6,444

Net realized and unrealized gain (loss) on investments	(23,121)	(2,710)	(3,117)	(22,208)	(303,051)	(38,848)	7,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,977)	$(2,609)	$(3,183)	$(20,954)	$(292,815)	$(35,388)	$7,600

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Extended Market Index Portfolio	Fidelity VIP FundsManager 20% Service 2	Fidelity VIP Health Care Portfolio Service 2	Fidelity VIP International Capital Appreciation Service 2	Fidelity VIP International Index Portfolio	Fidelity VIP Investment Grade Bond SC2	Fidelity VIP Mid Cap SC2
INVESTMENT INCOME:
Dividend income	$4,025	$2,036	$-	$77	$12,197	$8,098	$1,571

EXPENSES:
Mortality and expense risk and admin	886	334	298	24	2,012	1,078	1,793

NET INVESTMENT INCOME (LOSS)	3,139	1,702	(298)	53	10,185	7,020	(222)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(150)	(233)	(7)	(1)	(206)	(231)	13,727
Capital gain distributions	6,309	631	3,690	-	-	17,078	34,409

Net realized gain (loss) on investments	6,159	398	3,683	(1)	(206)	16,847	48,136

Change in net unrealized appreciation (depreciation) on investments	(65,587)	(8,235)	(11,053)	(2,848)	(113,000)	(75,344)	(113,620)

Net realized and unrealized gain (loss) on investments	(59,428)	(7,837)	(7,370)	(2,849)	(113,206)	(58,497)	(65,484)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,289)	$(6,135)	$(7,668)	$(2,796)	$(103,021)	$(51,477)	$(65,706)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Initial	Fidelity VIP Value Strategies Service 2	Franklin Dynatech VIP Fund	Franklin Templeton VIP Small-Mid Cap Growth Class 2	Franklin Templeton VIP Trust Income VIP Class 2
INVESTMENT INCOME:
Dividend income	$-	$39	$1,203	$546	$-	$-	$229

EXPENSES:
Mortality and expense risk and admin	1,314	15	336	20	539	338	20

NET INVESTMENT INCOME (LOSS)	(1,314)	24	867	526	(539)	(338)	209

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(204)	(40)	(6)	-	(37)	(12)	(92)
Capital gain distributions	26,928	6	206	2,318	62,592	25,717	93

Net realized gain (loss) on investments	26,724	(34)	200	2,318	62,555	25,705	1

Change in net unrealized appreciation (depreciation) on investments	(171,290)	(773)	2,566	(4,636)	(130,652)	(55,327)	(557)

Net realized and unrealized gain (loss) on investments	(144,566)	(807)	2,766	(2,318)	(68,097)	(29,622)	(556)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(145,880)	$(783)	$3,633	$(1,792)	$(68,636)	$(29,960)	$(347)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Franklin Templeton VIP Trust Rising Dividends Class 2	Franklin Templeton VIP Trust Small Cap Value Securities Class 2	Goldman Sachs VIT Mid Cap Growth Fund SC	Goldman Sachs VIT Mid Cap Value SC	Goldman Sachs VIT Small Cap Equity Insights SC	Goldman Sachs VIT Strategic Growth SC	Invesco V.I. Comstock II
INVESTMENT INCOME:
Dividend income	$971	$1,673	$-	$549	$194	$-	$4,846

EXPENSES:
Mortality and expense risk and admin	412	575	639	321	331	50	675

NET INVESTMENT INCOME (LOSS)	559	1,098	(639)	228	(137)	(50)	4,171

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	(731)	(19,424)	(166)	(231)	(9)	(15)
Capital gain distributions	15,485	31,562	8,947	19,270	2,285	2,912	11,051

Net realized gain (loss) on investments	15,485	30,831	(10,477)	19,104	2,054	2,903	11,036

Change in net unrealized appreciation (depreciation) on investments	(27,017)	(51,013)	(23,771)	(34,294)	(27,430)	(7,136)	(7,784)

Net realized and unrealized gain (loss) on investments	(11,532)	(20,182)	(34,248)	(15,190)	(25,376)	(4,233)	3,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,973)	$(19,084)	$(34,887)	$(14,962)	$(25,513)	$(4,283)	$7,423

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Conservative Balanced Fund II	Invesco V.I. Equity and Income II	Invesco V.I. Global Real Estate II	Invesco V.I. Government Securities II	Invesco V.I. Growth & Income II	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II
INVESTMENT INCOME:
Dividend income	$1,783	$11,268	$6,838	$1,404	$891	$555	$570

EXPENSES:
Mortality and expense risk and admin	503	1,875	682	196	271	102	362

NET INVESTMENT INCOME (LOSS)	1,280	9,393	6,156	1,208	620	453	208

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(30)	8	(204)	(14)	(30)	(18)	244
Capital gain distributions	11,777	103,977	-	-	6,532	19,279	26,701

Net realized gain (loss) on investments	11,747	103,985	(204)	(14)	6,502	19,261	26,945

Change in net unrealized appreciation (depreciation) on investments	(32,555)	(105,132)	(67,690)	(10,113)	(14,389)	(27,688)	(34,459)

Net realized and unrealized gain (loss) on investments	(20,808)	(1,147)	(67,894)	(10,127)	(7,887)	(8,427)	(7,514)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,528)	$8,246	$(61,738)	$(8,919)	$(7,267)	$(7,974)	$(7,306)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. U.S. Government Money Portfolio I	Janus Aspen Series Overseas Portfolio - Service	Lord Abbett Bond Debenture VC	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Short Duration Inc VC	Morgan Stanley VIF Global Infrastructure Portfolio	PIMCO Income Advisor
INVESTMENT INCOME:
Dividend income	$514	$150	$996	$946	$3,630	$-	$5,968

EXPENSES:
Mortality and expense risk and admin	51	11	64	217	44	24	389

NET INVESTMENT INCOME (LOSS)	463	139	932	729	3,586	(24)	5,579

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	1	(50)	(75)	-	(1)	(94)
Capital gain distributions	-	-	61	11,372	-	-	14

Net realized gain (loss) on investments	-	1	11	11,297	-	(1)	(80)

Change in net unrealized appreciation (depreciation) on investments	-	1,837	(4,182)	(23,961)	(2,784)	(508)	(16,346)

Net realized and unrealized gain (loss) on investments	-	1,838	(4,171)	(12,664)	(2,784)	(509)	(16,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$463	$1,977	$(3,239)	$(11,935)	$802	$(533)	$(10,847)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	PIMCO VIT High Yield Adv	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PL Dynamic Allocation Series - Conservative
INVESTMENT INCOME:
Dividend income	$2,149	$16	$4,439	$15,709	$4,660	$30,999	$477

EXPENSES:
Mortality and expense risk and admin	105	2	548	655	542	3,979	193

NET INVESTMENT INCOME (LOSS)	2,044	14	3,891	15,054	4,118	27,020	284

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(718)	-	(615)	(33)	(1)	(130)	(163)
Capital gain distributions	-	-	-	-	375	-	1,051

Net realized gain (loss) on investments	(718)	-	(615)	(33)	374	(130)	888

Change in net unrealized appreciation (depreciation) on investments	(7,975)	(37)	(10,640)	(37,987)	(1,104)	(221,858)	(9,513)

Net realized and unrealized gain (loss) on investments	(8,693)	(37)	(11,255)	(38,020)	(730)	(221,988)	(8,625)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,649)	$(23)	$(7,364)	$(22,966)	$3,388	$(194,968)	$(8,341)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Royce Capital Fund Small-Cap SC	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	T. Rowe Price All-Cap Opportunities Portfolio
INVESTMENT INCOME:
Dividend income	$52	$23,482	$78,111	$9,640	$6,273	$8,977	$-

EXPENSES:
Mortality and expense risk and admin	190	4,140	21,646	1,658	1,205	1,897	296

NET INVESTMENT INCOME (LOSS)	(138)	19,342	56,465	7,982	5,068	7,080	(296)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(69)	-	(419)	(207)	(60)	(152)	(65)
Capital gain distributions	1,208	-	48,545	11,668	7,737	13,068	4,674

Net realized gain (loss) on investments	1,139	-	48,126	11,461	7,677	12,916	4,609

Change in net unrealized appreciation (depreciation) on investments	(8,332)	-	(1,221,797)	(92,670)	(84,243)	(127,520)	(19,387)

Net realized and unrealized gain (loss) on investments	(7,193)	-	(1,173,671)	(81,209)	(76,566)	(114,604)	(14,778)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,331)	$19,342	$(1,117,206)	$(73,227)	$(71,498)	$(107,524)	$(15,074)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	T. Rowe Price Blue Chip Growth Portfolio II	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Moderate Allocation	Templeton VIP Trust Developing Markets Securities Class 2	Templeton VIP Trust Foreign Securities Class 2	Templeton VIP Trust Global Bond Securities Class 2	Western Asset Core Plus VIT II
INVESTMENT INCOME:
Dividend income	$-	$-	$6,380	$323	$1,271	$-	$2,596

EXPENSES:
Mortality and expense risk and admin	192	412	1,024	55	186	162	90

NET INVESTMENT INCOME (LOSS)	(192)	(412)	5,356	268	1,085	(162)	2,506

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(61)	(88)	(97)	(5)	(12)	693	(4)
Capital gain distributions	3,723	4,160	7,878	933	-	-	-

Net realized gain (loss) on investments	3,662	4,072	7,781	928	(12)	693	(4)

Change in net unrealized appreciation (depreciation) on investments	(29,807)	1,334	(100,891)	(2,986)	(4,702)	(1,715)	(6,164)

Net realized and unrealized gain (loss) on investments	(26,145)	5,406	(93,110)	(2,058)	(4,714)	(1,022)	(6,168)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,337)	$4,994	$(87,754)	$(1,790)	$(3,629)	$(1,184)	$(3,662)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	AB VPS Growth and Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Funds IS Asset Allocation Class 4	American Funds IS Capital World Growth and Income Fund IV	American Funds IS Global Growth Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$868	$(1,611)	$(589)	$125	$6,609	$6,660	$94
Net realized gain (loss) on investments	18,972	77,595	79,403	7,857	53,808	42,179	9,880
Change in net unrealized appreciation (depreciation) on investments	(25,079)	(174,658)	(130,901)	(12,238)	(133,528)	(49,761)	(33,338)

Net increase (decrease) in net assets resulting from operations	(5,239)	(98,674)	(52,087)	(4,256)	(73,111)	(922)	(23,364)

CONTRACT TRANSACTIONS:
Contract owners' net payments	101,439	179,641	213,157	45,175	150,000	23,975	57,846
Contract maintenance charges	(133)	(1,377)	(160)	(1)	(1,131)	(1,305)	-
Contract owners' benefits	(614)	(1,756)	(1,521)	(1,591)	(4,670)	(750)	(1,507)
Net transfers (to) from the Company and/or Subaccounts	4	343,093	(16,127)	(72,725)	424	342,662	162

Increase (decrease) in net assets resulting from Contract transactions	100,696	519,601	195,349	(29,142)	144,623	364,582	56,501

Total increase (decrease) in net assets	95,457	420,927	143,262	(33,398)	71,512	363,660	33,137

NET ASSETS:
Beginning of period	42,312	263,854	2,366	73,306	426,245	-	72,640

End of period	$137,769	$684,781	$145,628	$39,908	$497,757	$363,660	$105,777

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Global Small Capitalization Class 4	American Funds IS Growth - Income Class 4	American Funds IS Growth Class 4	American Funds IS International Class 4	American Funds IS New World Class 4	American Funds IS The Bond Fund of America IV	American Funds IS U.S. Government Securities Fund IV
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(192)	$3,736	$(1,528)	$187	$713	$12,039	$17,909
Net realized gain (loss) on investments	10,789	42,027	53,010	(2,616)	(1,524)	3,626	(21)
Change in net unrealized appreciation (depreciation) on investments	(28,354)	(133,472)	(233,028)	192	(18,718)	(45,860)	(43,226)

Net increase (decrease) in net assets resulting from operations	(17,757)	(87,709)	(181,546)	(2,237)	(19,529)	(30,195)	(25,338)

CONTRACT TRANSACTIONS:
Contract owners' net payments	76,776	297,692	137,808	16,922	41,579	102,124	199,271
Contract maintenance charges	-	(3,388)	(165)	(25)	(127)	(2,005)	(1,198)
Contract owners' benefits	(1,521)	(41,903)	(58,607)	(10,185)	(20,189)	(269)	(589)
Net transfers (to) from the Company and/or Subaccounts	(38,975)	367	(40,086)	(301)	34,351	257,608	280,828

Increase (decrease) in net assets resulting from Contract transactions	36,280	252,768	38,950	6,411	55,614	357,458	478,312

Total increase (decrease) in net assets	18,523	165,059	(142,596)	4,174	36,085	327,263	452,974

NET ASSETS:
Beginning of period	66,634	300,960	557,594	12,534	57,746	156,932	83,514

End of period	$85,157	$466,019	$414,998	$16,708	$93,831	$484,195	$536,488

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Washington Mutual Investors Fund IV	Blackrock International V.I. I	Clearbridge Variable Dividend Strat II	Clearbridge Variable Large Cap Growth II	Clearbridge Variable Mid Cap Portfolio II	Clearbridge Variable Small Cap Growth II	Columbia VP Balanced 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,575	$2,215	$5,244	$(8)	$(508)	$(94)	$(19)
Net realized gain (loss) on investments	21,186	5,376	37,947	148	14,375	(3,724)	(37)
Change in net unrealized appreciation (depreciation) on investments	(40,481)	(44,512)	(36,051)	(936)	(81,816)	(6,019)	(792)

Net increase (decrease) in net assets resulting from operations	(14,720)	(36,921)	7,140	(796)	(67,949)	(9,837)	(848)

CONTRACT TRANSACTIONS:
Contract owners' net payments	274,223	234,344	121,449	-	7,576	5,508	-
Contract maintenance charges	(234)	(136)	(1,299)	(30)	(777)	(25)	(55)
Contract owners' benefits	(42,898)	-	(378)	-	-	(7,640)	(263)
Net transfers (to) from the Company and/or Subaccounts	(77,410)	26,961	337,659	5,203	35,342	(1,072)	34

Increase (decrease) in net assets resulting from Contract transactions	153,681	261,169	457,431	5,173	42,141	(3,229)	(284)

Total increase (decrease) in net assets	138,961	224,248	464,571	4,377	(25,808)	(13,066)	(1,132)

NET ASSETS:
Beginning of period	195,874	96,776	26,376	-	235,577	31,814	5,022

End of period	$334,835	$321,024	$490,947	$4,377	$209,769	$18,748	$3,890

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2	Empower Bond Index Fund Inv	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Service 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,144	$101	$(66)	$1,254	$10,236	$3,460	$333
Net realized gain (loss) on investments	437	(4)	(400)	145	78,602	59	823
Change in net unrealized appreciation (depreciation) on investments	(23,558)	(2,706)	(2,717)	(22,353)	(381,653)	(38,907)	6,444

Net increase (decrease) in net assets resulting from operations	(19,977)	(2,609)	(3,183)	(20,954)	(292,815)	(35,388)	7,600

CONTRACT TRANSACTIONS:
Contract owners' net payments	31,879	-	8,813	-	-	258,935	9,750
Contract maintenance charges	(159)	-	(41)	(518)	(4,364)	(1,278)	(90)
Contract owners' benefits	(262)	-	(20,828)	-	(10,347)	(8,244)	-
Net transfers (to) from the Company and/or Subaccounts	92,859	(1)	6,205	61,032	155,273	(23,744)	(5,275)

Increase (decrease) in net assets resulting from Contract transactions	124,317	(1)	(5,851)	60,514	140,562	225,669	4,385

Total increase (decrease) in net assets	104,340	(2,610)	(9,034)	39,560	(152,253)	190,281	11,985

NET ASSETS:
Beginning of period	4,996	39,574	23,209	124,576	1,560,251	109,919	5,998

End of period	$109,336	$36,964	$14,175	$164,136	$1,407,998	$300,200	$17,983

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Extended Market Index Portfolio	Fidelity VIP FundsManager 20% Service 2	Fidelity VIP Health Care Portfolio Service 2	Fidelity VIP International Capital Appreciation Service 2	Fidelity VIP International Index Portfolio	Fidelity VIP Investment Grade Bond SC2	Fidelity VIP Mid Cap SC2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,139	$1,702	$(298)	$53	$10,185	$7,020	$(222)
Net realized gain (loss) on investments	6,159	398	3,683	(1)	(206)	16,847	48,136
Change in net unrealized appreciation (depreciation) on investments	(65,587)	(8,235)	(11,053)	(2,848)	(113,000)	(75,344)	(113,620)

Net increase (decrease) in net assets resulting from operations	(56,289)	(6,135)	(7,668)	(2,796)	(103,021)	(51,477)	(65,706)

CONTRACT TRANSACTIONS:
Contract owners' net payments	190,036	100,000	58,804	87,213	169,094	63,206	220,235
Contract maintenance charges	(1,220)	(872)	-	-	(1,247)	(1,874)	(2,316)
Contract owners' benefits	(7,057)	(3,640)	-	-	(5,854)	(1,208)	(216)
Net transfers (to) from the Company and/or Subaccounts	111	(440)	-	-	(67,499)	(938)	(108,928)

Increase (decrease) in net assets resulting from Contract transactions	181,870	95,048	58,804	87,213	94,494	59,186	108,775

Total increase (decrease) in net assets	125,581	88,913	51,136	84,417	(8,527)	7,709	43,069

NET ASSETS:
Beginning of period	210,355	10,003	66,924	-	576,590	353,298	514,896

End of period	$335,936	$98,916	$118,060	$84,417	$568,063	$361,007	$557,965

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Initial	Fidelity VIP Value Strategies Service 2	Franklin Dynatech VIP Fund	Franklin Templeton VIP Small-Mid Cap Growth Class 2	Franklin Templeton VIP Trust Income VIP Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,314)	$24	$867	$526	$(539)	$(338)	$209
Net realized gain (loss) on investments	26,724	(34)	200	2,318	62,555	25,705	1
Change in net unrealized appreciation (depreciation) on investments	(171,290)	(773)	2,566	(4,636)	(130,652)	(55,327)	(557)

Net increase (decrease) in net assets resulting from operations	(145,880)	(783)	3,633	(1,792)	(68,636)	(29,960)	(347)

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,378	-	1,832	95,517	-	137,511	7,327
Contract maintenance charges	-	(42)	-	-	-	(115)	(60)
Contract owners' benefits	(520)	(204)	-	-	-	-	(286)
Net transfers (to) from the Company and/or Subaccounts	70,081	96	(1,808)	(2)	8	42,485	(7,760)

Increase (decrease) in net assets resulting from Contract transactions	74,939	(150)	24	95,515	8	179,881	(779)

Total increase (decrease) in net assets	(70,941)	(933)	3,657	93,723	(68,628)	149,921	(1,126)

NET ASSETS:
Beginning of period	359,090	4,014	73,893	-	170,609	-	5,080

End of period	$288,149	$3,081	$77,550	$93,723	$101,981	$149,921	$3,954

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Franklin Templeton VIP Trust Rising Dividends Class 2	Franklin Templeton VIP Trust Small Cap Value Securities Class 2	Goldman Sachs VIT Mid Cap Growth Fund SC	Goldman Sachs VIT Mid Cap Value SC	Goldman Sachs VIT Small Cap Equity Insights SC	Goldman Sachs VIT Strategic Growth SC	Invesco V.I. Comstock II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$559	$1,098	$(639)	$228	$(137)	$(50)	$4,171
Net realized gain (loss) on investments	15,485	30,831	(10,477)	19,104	2,054	2,903	11,036
Change in net unrealized appreciation (depreciation) on investments	(27,017)	(51,013)	(23,771)	(34,294)	(27,430)	(7,136)	(7,784)

Net increase (decrease) in net assets resulting from operations	(10,973)	(19,084)	(34,887)	(14,962)	(25,513)	(4,283)	7,423

CONTRACT TRANSACTIONS:
Contract owners' net payments	75,216	21,597	11,016	-	201,994	16,513	237,264
Contract maintenance charges	(353)	(971)	(661)	(1,188)	(805)	(11)	(1,210)
Contract owners' benefits	(1,070)	(9,427)	(20,432)	-	(4,639)	-	-
Net transfers (to) from the Company and/or Subaccounts	(206)	(28,547)	122,747	(1)	212	1,494	-

Increase (decrease) in net assets resulting from Contract transactions	73,587	(17,348)	112,670	(1,189)	196,762	17,996	236,054

Total increase (decrease) in net assets	62,614	(36,432)	77,783	(16,151)	171,249	13,713	243,477

NET ASSETS:
Beginning of period	58,958	222,432	163,375	142,883	28,227	1,154	113,030

End of period	$121,572	$186,000	$241,158	$126,732	$199,476	$14,867	$356,507

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Conservative Balanced Fund II	Invesco V.I. Equity and Income II	Invesco V.I. Global Real Estate II	Invesco V.I. Government Securities II	Invesco V.I. Growth & Income II	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,280	$9,393	$6,156	$1,208	$620	$453	$208
Net realized gain (loss) on investments	11,747	103,985	(204)	(14)	6,502	19,261	26,945
Change in net unrealized appreciation (depreciation) on investments	(32,555)	(105,132)	(67,690)	(10,113)	(14,389)	(27,688)	(34,459)

Net increase (decrease) in net assets resulting from operations	(19,528)	8,246	(61,738)	(8,919)	(7,267)	(7,974)	(7,306)

CONTRACT TRANSACTIONS:
Contract owners' net payments	164,190	743,214	201,362	6,146	75,216	4,610	17,846
Contract maintenance charges	-	(57)	(1,404)	-	(129)	(89)	(581)
Contract owners' benefits	-	(275)	(3,262)	(587)	-	(425)	-
Net transfers (to) from the Company and/or Subaccounts	2	(355)	1,050	4	(1)	18,397	170,351

Increase (decrease) in net assets resulting from Contract transactions	164,192	742,527	197,746	5,563	75,086	22,493	187,616

Total increase (decrease) in net assets	144,664	750,773	136,008	(3,356)	67,819	14,519	180,310

NET ASSETS:
Beginning of period	-	4,988	97,725	80,424	-	31,562	33,321

End of period	$144,664	$755,761	$233,733	$77,068	$67,819	$46,081	$213,631

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. U.S. Government Money Portfolio I	Janus Aspen Series Overseas Portfolio - Service	Lord Abbett Bond Debenture VC	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Short Duration Inc VC	Morgan Stanley VIF Global Infrastructure Portfolio	PIMCO Income Advisor
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$463	$139	$932	$729	$3,586	$(24)	$5,579
Net realized gain (loss) on investments	-	1	11	11,297	-	(1)	(80)
Change in net unrealized appreciation (depreciation) on investments	-	1,837	(4,182)	(23,961)	(2,784)	(508)	(16,346)

Net increase (decrease) in net assets resulting from operations	463	1,977	(3,239)	(11,935)	802	(533)	(10,847)

CONTRACT TRANSACTIONS:
Contract owners' net payments	46,963	14,814	-	-	124,362	20,077	192,267
Contract maintenance charges	(155)	(2)	(56)	(1,013)	(3)	-	(877)
Contract owners' benefits	(1,792)	-	(266)	-	-	-	(8,428)
Net transfers (to) from the Company and/or Subaccounts	-	-	(44)	1	-	1	19,458

Increase (decrease) in net assets resulting from Contract transactions	45,016	14,812	(366)	(1,012)	124,359	20,078	202,420

Total increase (decrease) in net assets	45,479	16,789	(3,605)	(12,947)	125,161	19,545	191,573

NET ASSETS:
Beginning of period	-	-	24,911	97,923	-	-	-

End of period	$45,479	$16,789	$21,306	$84,976	$125,161	$19,545	$191,573

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	PIMCO VIT High Yield Adv	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PL Dynamic Allocation Series - Conservative
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,044	$14	$3,891	$15,054	$4,118	$27,020	$284
Net realized gain (loss) on investments	(718)	-	(615)	(33)	374	(130)	888
Change in net unrealized appreciation (depreciation) on investments	(7,975)	(37)	(10,640)	(37,987)	(1,104)	(221,858)	(9,513)

Net increase (decrease) in net assets resulting from operations	(6,649)	(23)	(7,364)	(22,966)	3,388	(194,968)	(8,341)

CONTRACT TRANSACTIONS:
Contract owners' net payments	137,204	2,879	-	89,714	27,275	244,846	-
Contract maintenance charges	(7)	(4)	(1,317)	(1,263)	(1,378)	(8,037)	(549)
Contract owners' benefits	-	-	-	-	-	(4,382)	(2,617)
Net transfers (to) from the Company and/or Subaccounts	(30,122)	-	242,680	321,281	383,226	96,488	427

Increase (decrease) in net assets resulting from Contract transactions	107,075	2,875	241,363	409,732	409,123	328,915	(2,739)

Total increase (decrease) in net assets	100,426	2,852	233,999	386,766	412,511	133,947	(11,080)

NET ASSETS:
Beginning of period	70,771	-	95,842	27,804	22,705	1,125,815	49,882

End of period	$171,197	$2,852	$329,841	$414,570	$435,216	$1,259,762	$38,802

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Royce Capital Fund Small-Cap SC	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	T. Rowe Price All-Cap Opportunities Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(138)	$19,342	$56,465	$7,982	$5,068	$7,080	$(296)
Net realized gain (loss) on investments	1,139	-	48,126	11,461	7,677	12,916	4,609
Change in net unrealized appreciation (depreciation) on investments	(8,332)	-	(1,221,797)	(92,670)	(84,243)	(127,520)	(19,387)

Net increase (decrease) in net assets resulting from operations	(7,331)	19,342	(1,117,206)	(73,227)	(71,498)	(107,524)	(15,074)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	4,218,862	3,739,169	176,082	-	-	95,293
Contract maintenance charges	(669)	(2,586)	(24,915)	(4,732)	(921)	(2,429)	(163)
Contract owners' benefits	-	-	(22,046)	(3,011)	-	(610)	(197)
Net transfers (to) from the Company and/or Subaccounts	1	(3,387,651)	276,683	171	7	13	224

Increase (decrease) in net assets resulting from Contract transactions	(668)	828,625	3,968,891	168,510	(914)	(3,026)	95,157

Total increase (decrease) in net assets	(7,999)	847,967	2,851,685	95,283	(72,412)	(110,550)	80,083

NET ASSETS:
Beginning of period	75,619	977,432	5,085,992	491,067	439,682	613,087	3,972

End of period	$67,620	$1,825,399	$7,937,677	$586,350	$367,270	$502,537	$84,055

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	T. Rowe Price Blue Chip Growth Portfolio II	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Moderate Allocation	Templeton VIP Trust Developing Markets Securities Class 2	Templeton VIP Trust Foreign Securities Class 2	Templeton VIP Trust Global Bond Securities Class 2	Western Asset Core Plus VIT II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(192)	$(412)	$5,356	$268	$1,085	$(162)	$2,506
Net realized gain (loss) on investments	3,662	4,072	7,781	928	(12)	693	(4)
Change in net unrealized appreciation (depreciation) on investments	(29,807)	1,334	(100,891)	(2,986)	(4,702)	(1,715)	(6,164)

Net increase (decrease) in net assets resulting from operations	(26,337)	4,994	(87,754)	(1,790)	(3,629)	(1,184)	(3,662)

CONTRACT TRANSACTIONS:
Contract owners' net payments	14,676	29,696	-	65,700	-	-	120,056
Contract maintenance charges	(103)	(765)	(3,058)	(69)	-	-	(3)
Contract owners' benefits	-	(595)	(254)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	43,494	155,534	196	487	1	(54,506)	(113)

Increase (decrease) in net assets resulting from Contract transactions	58,067	183,870	(3,116)	66,118	1	(54,506)	119,940

Total increase (decrease) in net assets	31,730	188,864	(90,870)	64,328	(3,628)	(55,690)	116,278

NET ASSETS:
Beginning of period	34,854	57,639	474,318	5,844	45,246	88,839	19,791

End of period	$66,584	$246,503	$383,448	$70,172	$41,618	$33,149	$136,069

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	AB VPS Growth and Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Funds Asset Allocation Class 4	American Funds Global Growth Class 4	American Funds Global Small Capitalization Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12)	$(355)	$(1)	$(68)	$4,909	$18	$(66)
Net realized gain (loss) on investments	12	350	1	68	13,622	1,076	65
Change in net unrealized appreciation (depreciation) on investments	912	10,235	63	3,480	20,366	2,181	(3,059)

Net increase (decrease) in net assets resulting from operations	912	10,230	63	3,480	38,897	3,275	(3,060)

CONTRACT TRANSACTIONS:
Contract owners' net payments	23,171	4,000	2,307	69,893	389,421	41,662	69,893
Contract maintenance charges	-	(4)	(4)	-	(5)	-	-
Contract owners' benefits	-	(18)	-	-	(22)	-	-
Net transfers (to) from the Company and/or Subaccounts	18,229	249,646	-	(67)	(2,046)	27,703	(199)

Increase (decrease) in net assets resulting from Contract transactions	41,400	253,624	2,303	69,826	387,348	69,365	69,694

Total increase (decrease) in net assets	42,312	263,854	2,366	73,306	426,245	72,640	66,634

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$42,312	$263,854	$2,366	$73,306	$426,245	$72,640	$66,634

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Funds Growth - Income Class 4	American Funds Growth Class 4	American Funds Insurance Series The Bond Fund of America IV	American Funds Insurance Series U.S. Government Securities Fund IV	American Funds Insurance Series Washington Mutual Investors Fund IV	American Funds International Class 4	American Funds New World Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,080	$(611)	$1,858	$377	$1,750	$284	$277
Net realized gain (loss) on investments	1,531	66,943	62	-	198	27	1,307
Change in net unrealized appreciation (depreciation) on investments	17,320	16,305	(1,846)	(364)	11,880	(1,033)	(3,017)

Net increase (decrease) in net assets resulting from operations	20,931	82,637	74	13	13,828	(722)	(1,433)

CONTRACT TRANSACTIONS:
Contract owners' net payments	236,767	565,360	158,195	44,832	104,840	-	13,867
Contract maintenance charges	(662)	(4)	(601)	-	(51)	-	(4)
Contract owners' benefits	-	(17)	(22)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	43,924	(90,382)	(714)	38,669	77,257	13,256	45,316

Increase (decrease) in net assets resulting from Contract transactions	280,029	474,957	156,858	83,501	182,046	13,256	59,179

Total increase (decrease) in net assets	300,960	557,594	156,932	83,514	195,874	12,534	57,746

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$300,960	$557,594	$156,932	$83,514	$195,874	$12,534	$57,746

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Blackrock International V.I. I	Clearbridge Variable Dividend Strat II	Clearbridge Variable Mid Cap Portfolio II	Clearbridge Variable Small Cap Growth II	Columbia VP Balanced 2	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$574	$134	$(461)	$(86)	$(2)	$(2)	$499
Net realized gain (loss) on investments	20,350	1,052	22,968	4,091	2	2	48
Change in net unrealized appreciation (depreciation) on investments	(25,408)	(439)	5,294	(2,779)	51	24	(924)

Net increase (decrease) in net assets resulting from operations	(4,484)	747	27,801	1,226	51	24	(377)

CONTRACT TRANSACTIONS:
Contract owners' net payments	75,661	14,482	168,274	20,000	5,000	5,000	-
Contract maintenance charges	(23)	-	(138)	-	(5)	(5)	-
Contract owners' benefits	-	-	-	-	(22)	(22)	-
Net transfers (to) from the Company and/or Subaccounts	25,622	11,147	39,640	10,588	(2)	(1)	39,951

Increase (decrease) in net assets resulting from Contract transactions	101,260	25,629	207,776	30,588	4,971	4,972	39,951

Total increase (decrease) in net assets	96,776	26,376	235,577	31,814	5,022	4,996	39,574

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$96,776	$26,376	$235,577	$31,814	$5,022	$4,996	$39,574

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Columbia VP Select Mid Cap Value 2	Fidelity Investment Grade Bond SC2	Fidelity Mid Cap SC2	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Service 2	Fidelity VIP Extended Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(58)	$4,472	$1,151	$7,174	$734	$(1)	$1,587
Net realized gain (loss) on investments	49	6,291	78,035	35,081	(133)	2	9,706
Change in net unrealized appreciation (depreciation) on investments	1,945	(9,636)	(47,466)	3,048	(2,091)	241	(8,837)

Net increase (decrease) in net assets resulting from operations	1,936	1,127	31,720	45,303	(1,490)	242	2,456

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	296,226	436,598	801,100	111,394	5,768	31,441
Contract maintenance charges	-	(1,512)	(400)	(1,686)	(116)	(10)	(245)
Contract owners' benefits	-	(22)	-	(1,609)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	21,273	57,479	46,978	717,143	131	(2)	176,703

Increase (decrease) in net assets resulting from Contract transactions	21,273	352,171	483,176	1,514,948	111,409	5,756	207,899

Total increase (decrease) in net assets	23,209	353,298	514,896	1,560,251	109,919	5,998	210,355

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$23,209	$353,298	$514,896	$1,560,251	$109,919	$5,998	$210,355

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Fidelity VIP Fundsmanager 20% Service 2	Fidelity VIP Health Care Portfolio SVC 2	Fidelity VIP International Index Portfolio	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Initial	Franklin Dynatech VIP Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$69	$(43)	$11,437	$(401)	$30	$(46)	$(628)
Net realized gain (loss) on investments	8	95	593	11,698	18	1,167	15,875
Change in net unrealized appreciation (depreciation) on investments	(16)	(1,624)	(20,291)	8,575	(15)	4,186	16,201

Net increase (decrease) in net assets resulting from operations	61	(1,572)	(8,261)	19,872	33	5,307	31,448

CONTRACT TRANSACTIONS:
Contract owners' net payments	10,000	68,539	402,588	114,556	4,000	68,539	220,152
Contract maintenance charges	(9)	-	(255)	-	(4)	-	-
Contract owners' benefits	(44)	-	-	-	(17)	-	-
Net transfers (to) from the Company and/or Subaccounts	(5)	(43)	182,518	224,662	2	47	(80,991)

Increase (decrease) in net assets resulting from Contract transactions	9,942	68,496	584,851	339,218	3,981	68,586	139,161

Total increase (decrease) in net assets	10,003	66,924	576,590	359,090	4,014	73,893	170,609

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$10,003	$66,924	$576,590	$359,090	$4,014	$73,893	$170,609

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Franklin Templeton VIP Trust Franklin Foreign Securities Cl 2	Franklin Templeton VIP Trust Franklin Income VIP Cl 2	Franklin Templeton VIP Trust Franklin Rising Dividends Cl 2	Franklin Templeton VIP Trust Franklin Small Cap Value Securities Cl 2	Franklin Templeton VIP Trust Global Bond Securities Cl 2	Franklin Templeton VIP Trust Templeton Developing Markets Securities Cl 2	Goldman Sachs Mid Cap Value SC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$673	$(2)	$223	$(130)	$(111)	$(1)	$100
Net realized gain (loss) on investments	101	2	1,136	481	(3)	1	18,445
Change in net unrealized appreciation (depreciation) on investments	(1,663)	109	4,471	2,289	(813)	88	(4,682)

Net increase (decrease) in net assets resulting from operations	(889)	109	5,830	2,640	(927)	88	13,863

CONTRACT TRANSACTIONS:
Contract owners' net payments	46,240	5,000	13,689	209,840	23,120	5,768	130,002
Contract maintenance charges	-	(5)	(129)	(498)	-	(10)	(816)
Contract owners' benefits	-	(22)	(18)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(105)	(2)	39,586	10,450	66,646	(2)	(166)

Increase (decrease) in net assets resulting from Contract transactions	46,135	4,971	53,128	219,792	89,766	5,756	129,020

Total increase (decrease) in net assets	45,246	5,080	58,958	222,432	88,839	5,844	142,883

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$45,246	$5,080	$58,958	$222,432	$88,839	$5,844	$142,883

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth SC	Goldman Sachs VIT Growth Opportunities SC	Great-West Bond Index Fund Inv	Invesco V.I. Comstock II	Invesco V.I. Equity and Income II	Invesco V.I. Global Real Estate II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$56	$(1)	$(459)	$404	$1,581	$(2)	$1,604
Net realized gain (loss) on investments	6,087	137	28,314	844	138	2	77
Change in net unrealized appreciation (depreciation) on investments	(7,619)	22	(12,432)	(3,073)	5,594	17	4,061

Net increase (decrease) in net assets resulting from operations	(1,476)	158	15,423	(1,825)	7,313	17	5,742

CONTRACT TRANSACTIONS:
Contract owners' net payments	29,694	1,000	121,624	193,539	106,355	5,000	92,242
Contract maintenance charges	-	(2)	-	(38)	(512)	(5)	(184)
Contract owners' benefits	-	-	-	-	-	(22)	-
Net transfers (to) from the Company and/or Subaccounts	9	(2)	26,328	(67,100)	(126)	(2)	(75)

Increase (decrease) in net assets resulting from Contract transactions	29,703	996	147,952	126,401	105,717	4,971	91,983

Total increase (decrease) in net assets	28,227	1,154	163,375	124,576	113,030	4,988	97,725

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$28,227	$1,154	$163,375	$124,576	$113,030	$4,988	$97,725

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Invesco V.I. Government Securities II	Invesco V.I. International Equity Fund II	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II	Lord Abbett Bond Debenture VC	Lord Abbett Series Fundamental Equity VC	PIMCO VIT High Yield Adv
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,340	$(5)	$76	$10	$729	$687	$1,142
Net realized gain (loss) on investments	60	994	973	1,299	425	4,019	67
Change in net unrealized appreciation (depreciation) on investments	(2,178)	-	(148)	(269)	(1,190)	2,956	(262)

Net increase (decrease) in net assets resulting from operations	(778)	989	901	1,040	(36)	7,662	947

CONTRACT TRANSACTIONS:
Contract owners' net payments	23,171	25,230	17,378	-	5,000	90,422	69,893
Contract maintenance charges	-	-	-	(17)	(5)	(86)	-
Contract owners' benefits	-	-	-	-	(22)	-	-
Net transfers (to) from the Company and/or Subaccounts	58,031	(26,219)	13,283	32,298	19,974	(75)	(69)

Increase (decrease) in net assets resulting from Contract transactions	81,202	(989)	30,661	32,281	24,947	90,261	69,824

Total increase (decrease) in net assets	80,424	-	31,562	33,321	24,911	97,923	70,771

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$80,424	$-	$31,562	$33,321	$24,911	$97,923	$70,771

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PL Dynamic Allocation Series - Conservative	Royce Capital Fund Small-Cap SC	Schwab Government Money Market Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$86	$676	$15	$7,362	$134	$786	$(1,819)
Net realized gain (loss) on investments	70	47	21	27,326	120	206	1,823
Change in net unrealized appreciation (depreciation) on investments	(686)	194	(72)	(27,946)	1,224	5,516	-

Net increase (decrease) in net assets resulting from operations	(530)	917	(36)	6,742	1,478	6,508	4

CONTRACT TRANSACTIONS:
Contract owners' net payments	79,121	20,000	22,838	1,052,634	50,000	69,343	4,063,717
Contract maintenance charges	(15)	-	(76)	(3,608)	(227)	(31)	(123)
Contract owners' benefits	-	-	-	(22)	(1,082)	-	-
Net transfers (to) from the Company and/or Subaccounts	17,266	6,887	(21)	70,069	(287)	(201)	(3,086,166)

Increase (decrease) in net assets resulting from Contract transactions	96,372	26,887	22,741	1,119,073	48,404	69,111	977,428

Total increase (decrease) in net assets	95,842	27,804	22,705	1,125,815	49,882	75,619	977,432

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$95,842	$27,804	$22,705	$1,125,815	$49,882	$75,619	$977,432

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced	Schwab VIT Balanced With Growth	Schwab VIT Growth	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio II	T. Rowe Price Health Sciences Portfolio II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,844	$4,167	$1,309	$5,768	$(2)	$(6)	$(36)
Net realized gain (loss) on investments	14,416	620	514	1,089	737	2,119	2,951
Change in net unrealized appreciation (depreciation) on investments	426,604	14,112	12,304	42,052	(747)	(2,557)	(1,953)

Net increase (decrease) in net assets resulting from operations	451,864	18,899	14,127	48,909	(12)	(444)	962

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,900,182	477,601	368,853	568,805	4,000	-	25,249
Contract maintenance charges	(11,429)	(4,412)	(559)	(2,714)	(3)	(48)	(15)
Contract owners' benefits	-	(868)	-	(875)	(17)	-	(22)
Net transfers (to) from the Company and/or Subaccounts	745,375	(153)	57,261	(1,038)	4	35,346	31,465

Increase (decrease) in net assets resulting from Contract transactions	4,634,128	472,168	425,555	564,178	3,984	35,298	56,677

Total increase (decrease) in net assets	5,085,992	491,067	439,682	613,087	3,972	34,854	57,639

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$5,085,992	$491,067	$439,682	$613,087	$3,972	$34,854	$57,639

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	T. Rowe Price Moderate Allocation	Western Asset Core Plus VIT II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,757	$441
Net realized gain (loss) on investments	43,526	24
Change in net unrealized appreciation (depreciation) on investments	(38,306)	(649)

Net increase (decrease) in net assets resulting from operations	6,977	(184)

CONTRACT TRANSACTIONS:
Contract owners' net payments	468,036	-
Contract maintenance charges	(1,195)	-
Contract owners' benefits	(22)	-
Net transfers (to) from the Company and/or Subaccounts	522	19,975

Increase (decrease) in net assets resulting from Contract transactions	467,341	19,975

Total increase (decrease) in net assets	474,318	19,791

NET ASSETS:
Beginning of period	-	-

End of period	$474,318	$19,791

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Concluded)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S OF

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.            ORGANIZATION

The PLAIC Variable Annuity Account S (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life and Annuity Insurance Company on February 5, 2021, and exists in accordance with the regulations of the New York State Department of Financial Services. Protective Life and Annuity Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Insurance Company ("PLICO"). PLICO is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract holders based on the number and value of their accumulation units representing their interest in the separate account; all of the investible assets of the Separate Account are invested in the corresponding mutual fund.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Genesis Advisory NY Variable Annuity
Schwab Genesis NY Variable Annuity

For the years or periods ended December 31, 2022 and 2021, the Separate Account was invested in up to 85 Subaccounts, as follows:

AB VPS Growth and Income B	For the period October 25, 2021 (date of commencement) to December 31, 2022
AB VPS Large Cap Growth B	For the period September 7, 2021 (date of commencement) to December 31, 2022
AB VPS Small Cap Growth B	For the period December 1, 2021 (date of commencement) to December 31, 2022
AB VPS Small/Mid Cap Value B	For the period August 13, 2021 (date of commencement) to December 31, 2022
American Funds IS Asset Allocation Class 4	For the period March 23, 2021 (date of commencement) to December 31, 2022
American Funds IS Capital World Growth and Income Fund IV	For the period April 29, 2022 (date of commencement) to December 31, 2022
American Funds IS Global Growth Class 4	For the period May 27, 2021 (date of commencement) to December 31, 2022
American Funds IS Global Small Capitalization Class 4	For the period August 13, 2021 (date of commencement) to December 31, 2022
American Funds IS Growth - Income Class 4	For the period February 11, 2021 (date of commencement) to December 31, 2022

American Funds IS Growth Class 4	For the period March 23, 2021 (date of commencement) to December 31, 2022
American Funds IS International Class 4	For the period May 27, 2021 (date of commencement) to December 31, 2022
American Funds IS New World Class 4	For the period February 11, 2021 (date of commencement) to December 31, 2022
American Funds IS The Bond Fund of America IV	For the period September 29, 2021 (date of commencement) to December 31, 2022
American Funds IS U.S. Government Securities Fund IV	For the period October 25, 2021 (date of commencement) to December 31, 2022
American Funds IS Washington Mutual Investors Fund IV	For the period May 27, 2021 (date of commencement) to December 31, 2022
Blackrock International V.I. I	For the period July 7, 2021 (date of commencement) to December 31, 2022
Clearbridge Variable Dividend Strat II	For the period October 25, 2021 (date of commencement) to December 31, 2022
Clearbridge Variable Large Cap Growth II	For the period April 29, 2022 (date of commencement) to December 31, 2022
Clearbridge Variable Mid Cap Portfolio II	For the period March 9, 2021 (date of commencement) to December 31, 2022
Clearbridge Variable Small Cap Growth II	For the period May 27, 2021 (date of commencement) to December 31, 2022
Columbia VP Balanced 2	For the period November 23, 2021 (date of commencement) to December 31, 2022
Columbia VP Intermediate Bond 2	For the period November 23, 2021 (date of commencement) to December 31, 2022
Columbia VP Limited Duration Credit 2	For the period July 7, 2021 (date of commencement) to December 31, 2022
Columbia VP Select Mid Cap Value 2	For the period May 27, 2021 (date of commencement) to December 31, 2022
Empower Bond Index Fund Inv (a)	For the period August 16, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Balanced Service 2	For the period June 16, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Bond Index Portfolio	For the period September 13, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Energy Service 2	For the period December 1, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Extended Market Index Portfolio	For the period June 2, 2021 (date of commencement) to December 31, 2022
Fidelity VIP FundsManager 20% Service 2	For the period November 23, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Health Care Portfolio Service 2	For the period November 8, 2021 (date of commencement) to December 31, 2022
Fidelity VIP International Capital Appreciation Service 2	For the period November 18, 2022 (date of commencement) to December 31, 2022
Fidelity VIP International Index Portfolio	For the period June 2, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Investment Grade Bond SC2	For the period April 6, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Mid Cap SC2	For the period July 12, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Technology Initial	For the period July 7, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Total Market Index Portfolio	For the period November 23, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Utilities Initial	For the period November 8, 2021 (date of commencement) to December 31, 2022
Fidelity VIP Value Strategies Service 2	For the period November 18, 2022 (date of commencement) to December 31, 2022

Franklin Dynatech VIP Fund	For the period March 9, 2021 (date of commencement) to December 31, 2022
Franklin Templeton VIP Small-Mid Cap Growth Class 2	For the period February 9, 2022 (date of commencement) to December 31, 2022
Franklin Templeton VIP Trust Income VIP Class 2	For the period November 23, 2021 (date of commencement) to December 31, 2022
Franklin Templeton VIP Trust Rising Dividends Class 2	For the period June 2, 2021 (date of commencement) to December 31, 2022
Franklin Templeton VIP Trust Small Cap Value Securities Class 2	For the period May 27, 2021 (date of commencement) to December 31, 2022
Goldman Sachs VIT Mid Cap Growth Fund SC (a)	For the period March 9, 2021 (date of commencement) to December 31, 2022
Goldman Sachs VIT Mid Cap Value SC	For the period February 5, 2021 (date of commencement) to December 31, 2022
Goldman Sachs VIT Small Cap Equity Insights SC	For the period November 12, 2021 (date of commencement) to December 31, 2022
Goldman Sachs VIT Strategic Growth SC	For the period February 5, 2021 (date of commencement) to December 31, 2022
Invesco V.I. Comstock II	For the period June 25, 2021 (date of commencement) to December 31, 2022
Invesco V.I. Conservative Balanced Fund II	For the period March 31, 2022 (date of commencement) to December 31, 2022
Invesco V.I. Equity and Income II	For the period November 23, 2021 (date of commencement) to December 31, 2022
Invesco V.I. Global Real Estate II	For the period June 25, 2021 (date of commencement) to December 31, 2022
Invesco V.I. Government Securities II	For the period July 7, 2021 (date of commencement) to December 31, 2022
Invesco V.I. Growth & Income II	For the period February 9, 2022 (date of commencement) to December 31, 2022
Invesco V.I. International Equity Fund II (a)	For the period May 12, 2021 (date of commencement) to December 31, 2022; this Subaccount was available for investment but had no investments as of December 31, 2022
Invesco V.I. Main Street Fund II	For the period October 25, 2021 (date of commencement) to December 31, 2022
Invesco V.I. Main Street Small Cap Fund II	For the period July 7, 2021 (date of commencement) to December 31, 2022
Invesco V.I. U.S. Government Money Portfolio I	For the period July 21, 2022 (date of commencement) to December 31, 2022
Janus Aspen Series Overseas Portfolio - Service	For the period September 22, 2022 (date of commencement) to December 31, 2022
Lord Abbett Bond Debenture VC	For the period July 7, 2021 (date of commencement) to December 31, 2022
Lord Abbett Series Fundamental Equity VC	For the period July 12, 2021 (date of commencement) to December 31, 2022
Lord Abbett Series Short Duration Inc VC	For the period September 22, 2022 (date of commencement) to December 31, 2022
Morgan Stanley VIF Global Infrastructure Portfolio	For the period September 19, 2022 (date of commencement) to December 31, 2022
PIMCO Income Advisor	For the period January 18, 2022 (date of commencement) to December 31, 2022
PIMCO VIT High Yield Adv	For the period August 13, 2021 (date of commencement) to December 31, 2022
PIMCO VIT Long-Term US Government Advisor	For the period October 3, 2022 (date of commencement) to December 31, 2022
PIMCO VIT Low Duration Advisor	For the period August 13, 2021 (date of commencement) to December 31, 2022
PIMCO VIT Real Return Advisor	For the period May 27, 2021 (date of commencement) to December 31, 2022
PIMCO VIT Short-Term Advisor	For the period August 2, 2021 (date of commencement) to December 31, 2022

PIMCO VIT Total Return Advisor	For the period February 11, 2021 (date of commencement) to December 31, 2022
PL Dynamic Allocation Series - Conservative	For the period June 16, 2021 (date of commencement) to December 31, 2022
Royce Capital Fund Small-Cap SC	For the period February 11, 2021 (date of commencement) to December 31, 2022
Schwab Government Money Market Portfolio	For the period February 5, 2021 (date of commencement) to December 31, 2022
Schwab S&P 500 Index Portfolio	For the period February 5, 2021 (date of commencement) to December 31, 2022
Schwab VIT Balanced	For the period April 6, 2021 (date of commencement) to December 31, 2022
Schwab VIT Balanced with Growth	For the period February 9, 2021 (date of commencement) to December 31, 2022
Schwab VIT Growth	For the period March 9, 2021 (date of commencement) to December 31, 2022
T. Rowe Price All-Cap Opportunities Portfolio	For the period November 23, 2021 (date of commencement) to December 31, 2022
T. Rowe Price Blue Chip Growth Portfolio II	For the period November 24, 2021 (date of commencement) to December 31, 2022
T. Rowe Price Health Sciences Portfolio II	For the period July 7, 2021 (date of commencement) to December 31, 2022
T. Rowe Price Moderate Allocation	For the period September 21, 2021 (date of commencement) to December 31, 2022
Templeton VIP Trust Developing Markets Securities Class 2	For the period December 1, 2021 (date of commencement) to December 31, 2022
Templeton VIP Trust Foreign Securities Class 2	For the period February 11, 2021 (date of commencement) to December 31, 2022
Templeton VIP Trust Global Bond Securities Class 2	For the period February 11, 2021 (date of commencement) to December 31, 2022
Western Asset Core Plus VIT II	For the period July 7, 2021 (date of commencement) to December 31, 2022

(a) See Subaccount Changes table below

Subaccount Changes:
During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Bond Index Inv	Empower Bond Index Fund Inv	August 1, 2022
Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT Mid Cap Growth Fund SC	April 29, 2022
Invesco V.I. International Growth Fund II	Invesco V.I. International Equity Fund II	April 29, 2022

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout phase

Net assets allocated to Contracts in the annuity payout phase are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Currently there are no Contracts in the annuity payout phase.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases (000's)	Sales (000's)
AB VPS Growth and Income B	$122	$1
AB VPS Large Cap Growth B	600	5
AB VPS Small Cap Growth B	294	19
AB VPS Small/Mid Cap Value B	51	74
American Funds IS Asset Allocation Class 4	213	8
American Funds IS Capital World Growth and Income Fund IV	416	3
American Funds IS Global Growth Class 4	69	2
American Funds IS Global Small Capitalization Class 4	95	42
American Funds IS Growth - Income Class 4	351	48
American Funds IS Growth Class 4	207	104
American Funds IS International Class 4	18	10
American Funds IS New World Class 4	83	21
American Funds IS The Bond Fund of America IV	376	4
American Funds IS U.S. Government Securities Fund IV	499	3
American Funds IS Washington Mutual Investors Fund IV	300	121
Blackrock International V.I. I	287	18

Subaccount	Purchases (000's)		Sales (000's)
Clearbridge Variable Dividend Strat II	$503		$2
Clearbridge Variable Large Cap Growth II	5		0	*
Clearbridge Variable Mid Cap Portfolio II	63		7
Clearbridge Variable Small Cap Growth II	6		9
Columbia VP Balanced 2	0	*	0	*
Columbia VP Intermediate Bond 2	160		33
Columbia VP Limited Duration Credit 2	0	*	0	*
Columbia VP Select Mid Cap Value 2	16		22
Empower Bond Index Fund Inv	62		1
Fidelity VIP Balanced Service 2	315		82
Fidelity VIP Bond Index Portfolio	305		76
Fidelity VIP Energy Service 2	10		5
Fidelity VIP Extended Market Index Portfolio	198		7
Fidelity VIP FundsManager 20% Service 2	103		5
Fidelity VIP Health Care Portfolio Service 2	62		0	*
Fidelity VIP International Capital Appreciation Service 2	87		0	*
Fidelity VIP International Index Portfolio	180		75
Fidelity VIP Investment Grade Bond SC2	88		5
Fidelity VIP Mid Cap SC2	257		114
Fidelity VIP Technology Initial	102		2
Fidelity VIP Total Market Index Portfolio	0	*	0	*
Fidelity VIP Utilities Initial	3		2
Fidelity VIP Value Strategies Service 2	98		0	*
Franklin Dynatech VIP Fund	63		1
Franklin Templeton VIP Small-Mid Cap Growth Class 2	206		0	*
Franklin Templeton VIP Trust Income VIP Class 2	8		8
Franklin Templeton VIP Trust Rising Dividends Class 2	92		2
Franklin Templeton VIP Trust Small Cap Value Securities Class 2	56		40
Goldman Sachs VIT Mid Cap Growth Fund SC	174		53
Goldman Sachs VIT Mid Cap Value SC	20		2
Goldman Sachs VIT Small Cap Equity Insights SC	205		6
Goldman Sachs VIT Strategic Growth SC	21		0	*
Invesco V.I. Comstock II	253		2
Invesco V.I. Conservative Balanced Fund II	178		0	*
Invesco V.I. Equity and Income II	858		3
Invesco V.I. Global Real Estate II	209		5
Invesco V.I. Government Securities II	8		1
Invesco V.I. Growth & Income II	83		0	*
Invesco V.I. Main Street Fund II	43		1
Invesco V.I. Main Street Small Cap Fund II	210		2
Invesco V.I. U.S. Government Money Portfolio I	47		2
Janus Aspen Series Overseas Portfolio - Service	15		0	*
Lord Abbett Bond Debenture VC	1		0	*
Lord Abbett Series Fundamental Equity VC	12		1
Lord Abbett Series Short Duration Inc VC	128		0	*
Morgan Stanley VIF Global Infrastructure Portfolio	20		0	*
PIMCO Income Advisor	218		10
PIMCO VIT High Yield Adv	145		35
PIMCO VIT Long-Term US Government Advisor	3		0	*
PIMCO VIT Low Duration Advisor	316		71
PIMCO VIT Real Return Advisor	458		33
PIMCO VIT Short-Term Advisor	442		28
PIMCO VIT Total Return Advisor	374		18
PL Dynamic Allocation Series - Conservative	2		3
Royce Capital Fund Small-Cap SC	1		1

Subaccount	Purchases (000's)	Sales (000's)
Schwab Government Money Market Portfolio	$3,907	$3,060
Schwab S&P 500 Index Portfolio	4,145	71
Schwab VIT Balanced	198	9
Schwab VIT Balanced with Growth	14	2
Schwab VIT Growth	22	5
T. Rowe Price All-Cap Opportunities Portfolio	100	1
T. Rowe Price Blue Chip Growth Portfolio II	62	0	*
T. Rowe Price Health Sciences Portfolio II	190	2
T. Rowe Price Moderate Allocation	14	4
Templeton VIP Trust Developing Markets Securities Class 2	67	0	*
Templeton VIP Trust Foreign Securities Class 2	1	0	*
Templeton VIP Trust Global Bond Securities Class 2	13	67
Western Asset Core Plus VIT II	123	0	*

* The Subaccount's activity did not round to one thousand

4.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for years or periods ended December 31, 2022 and 2021 were as follows:

(in thousands)	2022						2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)		Units Issued		Units Redeemed		Net Increase (Decrease)
AB VPS Growth and Income B	9		0	*	9		4		-		4
AB VPS Large Cap Growth B	53		0	*	53		20		0	*	20
AB VPS Small Cap Growth B	24		2		22		0	*	0	*	-
AB VPS Small/Mid Cap Value B	4		6		(2)		6		-		6
American Funds IS Asset Allocation Class 4	13		1		12		35		0	*	35
American Funds IS Capital World Growth and Income Fund IV	34		0	*	34		-		-		-
American Funds IS Global Growth Class 4	5		0	*	5		6		-		6
American Funds IS Global Small Capitalization Class 4	8		4		4		5		-		5
American Funds IS Growth - Income Class 4	23		4		19		23		0	*	23
American Funds IS Growth Class 4	12		9		3		44		4		40
American Funds IS International Class 4	2		1		1		1		-		1
American Funds IS New World Class 4	7		2		5		5		0	*	5
American Funds IS The Bond Fund of America IV	40		0	*	40		16		0	*	16
American Funds IS U.S. Government Securities Fund IV	53		0	*	53		8		-		8
American Funds IS Washington Mutual Investors Fund IV	21		9		12		14		0	*	14
Blackrock International V.I. I	34		2		32		9		0	*	9
Clearbridge Variable Dividend Strat II	41		0	*	41		2		-		2
Clearbridge Variable Large Cap Growth II	1		0	*	1		-		-		-
Clearbridge Variable Mid Cap Portfolio II	4		1		3		16		0	*	16
Clearbridge Variable Small Cap Growth II	1		1		-		3		-		3
Columbia VP Balanced 2	0	*	0	*	(0)	*	0	*	0	*	-
Columbia VP Intermediate Bond 2	17		4		13		1		0	*	1
Columbia VP Limited Duration Credit 2	0	*	0	*	(0)	*	4		-		4
Columbia VP Select Mid Cap Value 2	1		2		(1)		2		-		2
Empower Bond Index Fund Inv	7		0	*	7		13		-		13

(in thousands)	2022						2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)		Units Issued		Units Redeemed		Net Increase (Decrease)
Fidelity VIP Balanced Service 2	22		7		15		136		0	*	136
Fidelity VIP Bond Index Portfolio	32		8		24		11		0	*	11
Fidelity VIP Energy Service 2	0	*	0	*	0	*	1		0	*	1
Fidelity VIP Extended Market Index Portfolio	20		1		19		19		0	*	19
Fidelity VIP FundsManager 20% Service 2	11		1		10		1		0	*	1
Fidelity VIP Health Care Portfolio Service 2	6		0	*	6		6		-		6
Fidelity VIP International Capital Appreciation Service 2	10		-		10		-		-		-
Fidelity VIP International Index Portfolio	17		7		10		55		0	*	55
Fidelity VIP Investment Grade Bond SC2	6		0	*	6		35		0	*	35
Fidelity VIP Mid Cap SC2	17		7		10		36		0	*	36
Fidelity VIP Technology Initial	7		0	*	7		27		-		27
Fidelity VIP Total Market Index Portfolio	0	*	0	*	(0)	*	0	*	0	*	-
Fidelity VIP Utilities Initial	0	*	0	*	(0)	*	6		-		6
Fidelity VIP Value Strategies Service 2	10		0	*	10		-		-		-
Franklin Dynatech VIP Fund	0	*	0	*	0	*	21		7		14
Franklin Templeton VIP Small-Mid Cap Growth Class 2	19		0	*	19		-		-		-
Franklin Templeton VIP Trust Income VIP Class 2	1		1		-		0	*	0	*	-
Franklin Templeton VIP Trust Rising Dividends Class 2	6		0	*	6		4		0	*	4
Franklin Templeton VIP Trust Small Cap Value Securities Class 2	2		3		(1)		15		0	*	15
Goldman Sachs VIT Mid Cap Growth Fund SC	18		5		13		13		-		13
Goldman Sachs VIT Mid Cap Value SC	0	*	0	*	(0)	*	10		0	*	10
Goldman Sachs VIT Small Cap Equity Insights SC	21		1		20		3		-		3
Goldman Sachs VIT Strategic Growth SC	2		0	*	2		0	*	0	*	-
Invesco V.I. Comstock II	16		0	*	16		7		0	*	7
Invesco V.I. Conservative Balanced Fund II	16		-		16		-		-		-
Invesco V.I. Equity and Income II	62		0	*	62		0	*	0	*	-
Invesco V.I. Global Real Estate II	16		0	*	16		7		0	*	7
Invesco V.I. Government Securities II	1		0	*	1		8		-		8
Invesco V.I. Growth & Income II	5		0	*	5		-		-		-
Invesco V.I. International Equity Fund II	-		-		-		2		2		-
Invesco V.I. Main Street Fund II	2		0	*	2		2		-		2
Invesco V.I. Main Street Small Cap Fund II	19		0	*	19		4		0	*	4
Invesco V.I. U.S. Government Money Portfolio I	5		0	*	5		-		-		-
Janus Aspen Series Overseas Portfolio - Service	2		0	*	2		-		-		-
Lord Abbett Bond Debenture VC	0	*	0	*	(0)	*	2		0	*	2
Lord Abbett Series Fundamental Equity VC	0	*	0	*	(0)	*	7		0	*	7
Lord Abbett Series Short Duration Inc VC	13		0	*	13		-		-		-
Morgan Stanley VIF Global Infrastructure Portfolio	2		0	*	2		-		-		-
PIMCO Income Advisor	21		1		20		-		-		-
PIMCO VIT High Yield Adv	15		3		12		7		-		7
PIMCO VIT Long-Term US Government Advisor	0	*	0	*	0	*	-		-		-
PIMCO VIT Low Duration Advisor	33		7		26		10		0	*	10
PIMCO VIT Real Return Advisor	44		3		41		3		-		3
PIMCO VIT Short-Term Advisor	45		3		42		2		0	*	2
PIMCO VIT Total Return Advisor	37		2		35		114		0	*	114

(in thousands)	2022						2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)		Units Issued		Units Redeemed		Net Increase (Decrease)
PL Dynamic Allocation Series - Conservative	0	*	0	*	(0)	*	4		0	*	4
Royce Capital Fund Small-Cap SC	0	*	0	*	(0)	*	5		0	*	5
Schwab Government Money Market Portfolio	389		306		83		408		309		99
Schwab S&P 500 Index Portfolio	339		4		335		404		37		367
Schwab VIT Balanced	18		1		17		44		0	*	44
Schwab VIT Balanced with Growth	0	*	0	*	(0)	*	37		0	*	37
Schwab VIT Growth	0	*	0	*	(0)	*	48		0	*	48
T. Rowe Price All-Cap Opportunities Portfolio	9		0	*	9		0	*	0	*	-
T. Rowe Price Blue Chip Growth Portfolio II	6		0	*	6		3		0	*	3
T. Rowe Price Health Sciences Portfolio II	21		0	*	21		5		0	*	5
T. Rowe Price Moderate Allocation	0	*	0	*	(0)	*	44		0	*	44
Templeton VIP Trust Developing Markets Securities Class 2	8		0	*	8		1		0	*	1
Templeton VIP Trust Foreign Securities Class 2	0	*	0	*	0	*	4		-		4
Templeton VIP Trust Global Bond Securities Class 2	2		7		(5)		9		0	*	9
Western Asset Core Plus VIT II	14		0	*	14		2		-		2

  * The Subaccount's activity did not round to one thousand

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% of the average daily net assets of the variable account

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% - 0.35% of the average daily net assets of the variable account

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

Charge for Optional SecurePay Rider
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	maximum of 2.00% (2.20% under RightTime) of benefit base

Charge for Optional Death Benefit
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional death benefits elected by the Contract owner. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.20% of the death benefit value

Deductions for Premium Taxes
New York does not currently impose premium taxes on variable annuities; if premium taxes are imposed in the future, the mandated amount would be deducted from the contribution when it is received which will in turn reduce Contract owners' net payments on the Statement of Changes in Net Assets.	the mandated percentage of each contribution

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the Contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract charges offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the two years or periods ended December 31, 2022 were as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
AB VPS Growth and Income B
2022	12		$11.27	$11.23	$138	1.42%	0.25%	0.45%	(4.66)%	(4.85)%
2021	4		11.82		42	0.00%	0.25%		1.67%
AB VPS Large Cap Growth B
2022	73		9.45	9.41	685	0.00%	0.25%	0.45%	(28.87)%	(29.01)%
2021	20		13.26		264	0.00%	0.45%		3.92%
AB VPS Small Cap Growth B
2022	23		6.45	6.43	146	0.00%	0.25%	0.45%	(39.42)%	(39.54)%
2021	0	*	10.65		2	0.00%	0.25%		2.72%
AB VPS Small/Mid Cap Value B
2022	4		9.61	9.57	40	0.50%	0.25%	0.45%	(16.03)%	(16.20)%
2021	6		11.44		73	0.00%	0.25%		4.88%
American Funds IS Asset Allocation Class 4
2022	47		10.53		498	1.89%	0.45%		(14.05)%
2021	35		12.25		426	1.87%	0.45%		11.24%
American Funds IS Capital World Growth and Income Fund IV
2022	34		10.62	10.58	364	2.92%	0.25%	0.45%	(3.03)%	(3.17)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
American Funds IS Global Growth Class 4
2022	11	$9.55	$9.51	$106	0.52%	0.25%	0.45%	(25.11)%	(25.26)%
2021	6	12.75	12.72	73	0.27%	0.25%	0.45%	3.12%	6.92%
American Funds IS Global Small Capitalization Class 4
2022	10	8.66	8.62	85	0.00%	0.25%	0.45%	(29.86)%	(30.00)%
2021	5	12.35		67	0.00%	0.25%		(4.47)%
American Funds IS Growth - Income Class 4
2022	42	11.11	11.06	466	1.37%	0.25%	0.45%	(16.91)%	(17.08)%
2021	23	13.37	13.34	301	0.96%	0.25%	0.45%	6.67%	18.84%
American Funds IS Growth Class 4
2022	43	9.70	9.66	415	0.10%	0.25%	0.45%	(30.29)%	(30.43)%
2021	40	13.88		558	0.26%	0.45%		18.29%
American Funds IS International Class 4
2022	2	9.13		17	1.52%	0.25%		(21.22)%
2021	1	11.56		13	4.22%	0.45%		(5.79)%
American Funds IS New World Class 4
2022	10	9.32	9.28	94	1.24%	0.25%	0.45%	(22.45)%	(22.60)%
2021	5	12.01	11.99	58	0.79%	0.25%	0.45%	(4.09)%	(4.13)%
American Funds IS The Bond Fund of America IV
2022	55	8.77	8.73	484	4.04%	0.25%	0.45%	(12.97)%	(13.14)%
2021	16	10.07	10.05	157	4.76%	0.25%	0.45%	0.10%	0.66%
American Funds IS U.S. Government Securities Fund IV
2022	61	8.78	8.74	536	6.03%	0.25%	0.45%	(11.42)%	(11.59)%
2021	8	9.92	9.89	84	2.56%	0.25%	0.45%	0.32%	(0.26)%
American Funds IS Washington Mutual Investors Fund IV
2022	26	12.81		335	1.86%	0.25%		(8.91)%
2021	14	14.06	14.03	196	1.67%	0.25%	0.45%	7.62%	10.44%
Blackrock International V.I. I
2022	42	7.72	7.69	321	1.32%	0.25%	0.45%	(24.81)%	(24.96)%
2021	9	10.26		97	1.17%	0.25%		(4.45)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
Clearbridge Variable Dividend Strat II
2022	43		$11.45		$491	2.28%	0.25%		(8.46)%
2021	2		12.51		26	2.42%	0.25%		3.14%
Clearbridge Variable Large Cap Growth II
2022	1		8.45		4	0.00%	0.25%		(12.02)%
Clearbridge Variable Mid Cap Portfolio II
2022	20		10.68	10.64	210	0.10%	0.25%	0.45%	(25.69)%	(25.84)%
2021	16		14.38	14.34	236	0.01%	0.25%	0.45%	10.28%	19.08%
Clearbridge Variable Small Cap Growth II
2022	2		9.00	8.97	19	0.00%	0.25%	0.45%	(29.19)%	(29.33)%
2021	3		12.69		32	0.00%	0.45%		3.76%
Columbia VP Balanced 2
2022	0	*	9.25		4	0.00%	0.45%		(17.24)%
2021	0	*	11.18		5	0.00%	0.45%		0.98%
Columbia VP Intermediate Bond 2
2022	13		8.27	8.24	109	6.00%	0.25%	0.45%	(17.43)%	(17.59)%
2021	0	*	10.00		5	0.00%	0.45%		0.44%
Columbia VP Limited Duration Credit 2
2022	4		9.30		37	0.51%	0.25%		(6.59)%
2021	4		9.95		40	2.36%	0.25%		(1.06)%
Columbia VP Select Mid Cap Value 2
2022	1		10.66		14	0.00%	0.25%		(9.89)%
2021	2		11.81		23	0.00%	0.45%		8.86%
Empower Bond Index Fund Inv
2022	20		8.41	8.38	164	1.29%	0.25%	0.45%	(13.90)%	(14.07)%
2021	13		9.75		125	1.30%	0.45%		(1.44)%
Fidelity VIP Balanced Service 2
2022	150		9.40	9.36	1,408	1.06%	0.25%	0.45%	(18.39)%	(18.55)%
2021	136		11.52	11.50	1,560	0.82%	0.25%	0.45%	5.66%	7.32%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
Fidelity VIP Bond Index Portfolio
2022	35	$8.70	$8.67	$300	2.13%	0.25%	0.45%	(13.60)%	(13.77)%
2021	11	10.07	10.05	110	2.18%	0.25%	0.45%	(0.16)%	(1.41)%
Fidelity VIP Energy Service 2
2022	1	18.24		18	3.15%	0.25%		62.46%
2021	1	11.23		6	0.00%	0.25%		4.16%
Fidelity VIP Extended Market Index Portfolio
2022	38	8.85	8.82	336	1.47%	0.25%	0.45%	(18.50)%	(18.67)%
2021	19	10.86	10.84	210	1.26%	0.25%	0.45%	0.90%	4.27%
Fidelity VIP FundsManager 20% Service 2
2022	11	9.35		99	3.74%	0.45%		(10.16)%
2021	1	10.41		10	5.85%	0.45%		0.56%
Fidelity VIP Health Care Portfolio Service 2
2022	12	9.71	9.67	118	0.00%	0.25%	0.45%	(12.84)%	(13.01)%
2021	6	11.12		67	0.00%	0.45%		(2.36)%
Fidelity VIP International Capital Appreciation Service 2
2022	10	8.62		84	0.67%	0.25%		(2.54)%
Fidelity VIP International Index Portfolio
2022	65	8.74	8.71	568	2.13%	0.25%	0.45%	(16.42)%	(16.59)%
2021	55	10.46	10.44	577	3.00%	0.25%	0.45%	(2.83)%	0.90%
Fidelity VIP Investment Grade Bond SC2
2022	42	8.68	8.64	361	2.27%	0.25%	0.45%	(13.43)%	(13.60)%
2021	35	10.02	10.00	353	1.87%	0.25%	0.45%	1.52%	(0.85)%
Fidelity VIP Mid Cap SC2
2022	46	12.12	12.06	558	0.29%	0.25%	0.45%	(15.18)%	(15.35)%
2021	36	14.28	14.25	515	0.17%	0.25%	0.45%	7.98%	6.71%
Fidelity VIP Technology Initial
2022	34	8.42	8.39	288	0.00%	0.25%	0.45%	(36.02)%	(36.14)%
2021	27	13.15	13.13	359	0.00%	0.25%	0.45%	12.16%	11.30%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
Fidelity VIP Total Market Index Portfolio
2022	0	*	$9.75		$3	1.11%	0.45%		(19.77)%
2021	0	*	12.15		4	6.24%	0.45%		0.88%
Fidelity VIP Utilities Initial
2022	6		12.81		78	1.59%	0.45%		4.95%
2021	6		12.20		74	0.00%	0.45%		7.81%
Fidelity VIP Value Strategies Service 2
2022	10		9.49		94	4.27%	0.25%		(1.83)%
Franklin Dynatech VIP Fund
2022	14		7.26		102	0.00%	0.45%		(40.23)%
2021	14		12.15		171	0.00%	0.45%		18.10%
Franklin Templeton VIP Small-Mid Cap Growth Class 2
2022	19		7.99	7.95	150	0.00%	0.25%	0.45%	(24.54)%	(24.67)%
Franklin Templeton VIP Trust Income VIP Class 2
2022	0	*	11.82		4	5.07%	0.45%		(5.90)%
2021	0	*	12.56		5	0.00%	0.45%		2.15%
Franklin Templeton VIP Trust Rising Dividends Class 2
2022	10		12.07	12.02	122	1.08%	0.25%	0.45%	(10.79)%	(10.97)%
2021	4		13.53	13.50	59	0.82%	0.25%	0.45%	14.22%	2.12%
Franklin Templeton VIP Trust Small Cap Value Securities Class 2
2022	14		13.20	13.14	186	0.82%	0.25%	0.45%	(10.29)%	(10.47)%
2021	15		14.71	14.68	222	0.08%	0.25%	0.45%	2.56%	(0.28)%
Goldman Sachs VIT Mid Cap Growth Fund SC
2022	26		9.19	9.15	241	0.00%	0.25%	0.45%	(26.49)%	(26.63)%
2021	13		12.50	12.47	163	0.00%	0.25%	0.45%	2.30%	13.39%
Goldman Sachs VIT Mid Cap Value SC
2022	10		13.30		127	0.41%	0.25%		(10.46)%
2021	10		14.86		143	0.21%	0.25%		24.27%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
Goldman Sachs VIT Small Cap Equity Insights SC
2022	23		$8.86		$199	0.17%	0.25%		(19.84)%
2021	3		11.05		28	1.42%	0.25%		(4.94)%
Goldman Sachs VIT Strategic Growth SC
2022	2		8.81	8.77	15	0.00%	0.25%	0.45%	(32.85)%	(32.98)%
2021	0	*	13.12		1	0.00%	0.25%		15.58%
Invesco V.I. Comstock II
2022	23		15.53	15.47	357	2.06%	0.25%	0.45%	0.59%	0.39%
2021	7		15.44		113	2.89%	0.25%		6.98%
Invesco V.I. Conservative Balanced Fund II
2022	16		8.98		145	1.62%	0.45%		(11.89)%
Invesco V.I. Equity and Income II
2022	62		12.14		756	2.96%	0.45%		(8.13)%
2021	0	*	13.21		5	0.00%	0.45%		0.29%
Invesco V.I. Global Real Estate II
2022	23		9.96	9.92	234	4.13%	0.25%	0.45%	(25.33)%	(25.48)%
2021	7		13.34		98	3.28%	0.25%		7.70%
Invesco V.I. Government Securities II
2022	9		8.70		77	1.78%	0.25%		(10.80)%
2021	8		9.76		80	3.55%	0.25%		(1.73)%
Invesco V.I. Growth & Income II
2022	5		13.79		68	1.46%	0.45%		(9.66)%
Invesco V.I. Main Street Fund II
2022	4		10.73		46	1.43%	0.25%		(20.51)%
2021	2		13.50		32	1.45%	0.25%		3.41%
Invesco V.I. Main Street Small Cap Fund II
2022	23		9.43		214	0.46%	0.25%		(16.25)%
2021	4		11.26		33	0.19%	0.25%		5.05%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
Invesco V.I. U.S. Government Money Portfolio I
2022	5		$ 10.07		$45	2.52%	0.25%		1.02%
Janus Aspen Series Overseas Portfolio - Service
2022	2		9.45		17	2.78%	0.25%		13.35%
Lord Abbett Bond Debenture VC
2022	2		9.38	9.34	21	4.31%	0.25%	0.45%	(13.02)%	(13.19)%
2021	2		10.78	10.75	25	6.18%	0.25%	0.45%	(0.28)%	(0.13)%
Lord Abbett Series Fundamental Equity VC
2022	7		12.34		85	1.03%	0.25%		(12.20)%
2021	7		14.06		98	1.63%	0.25%		8.82%
Lord Abbett Series Short Duration Inc VC
2022	13		9.48		125	10.58%	0.25%		0.36%
Morgan Stanley VIF Global Infrastructure Portfolio
2022	2		9.57		20	0.00%	0.45%		(2.65)%
PIMCO Income Advisor
2022	20		9.38		192	3.25%	0.25%		(7.32)%
PIMCO VIT High Yield Adv
2022	18		9.27		171	1.78%	0.25%		(10.60)%
2021	7		10.37		71	3.68%	0.25%		1.26%
PIMCO VIT Long-Term US Government Advisor
2022	0	*	6.60		3	2.28%	0.25%		(2.71)%
PIMCO VIT Low Duration Advisor
2022	35		9.31		330	2.09%	0.25%		(6.07)%
2021	10		9.91		96	0.42%	0.25%		(0.85)%
PIMCO VIT Real Return Advisor
2022	44		9.40	9.36	415	7.10%	0.25%	0.45%	(12.21)%	(12.39)%
2021	3		10.71	10.69	28	4.36%	0.25%	0.45%	0.73%	4.09%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
PIMCO VIT Short-Term Advisor
2022	44		$9.93		$435	2.04%	0.25%		(0.50)%
2021	2		9.98		23	0.37%	0.25%		(0.32)%
PIMCO VIT Total Return Advisor
2022	149		8.49	8.45	1,260	2.60%	0.25%	0.45%	(14.60)%	(14.77)%
2021	113		9.94	9.91	1,126	0.94%	0.25%	0.45%	1.18%	(1.26)%
PL Dynamic Allocation Series - Conservative
2022	4		9.45		39	1.08%	0.45%		(17.07)%
2021	4		11.40		50	0.86%	0.45%		3.36%
Royce Capital Fund Small-Cap SC
2022	5		13.59	13.53	68	0.07%	0.25%	0.45%	(9.64)%	(9.82)%
2021	5		15.04	15.00	76	1.30%	0.25%	0.45%	8.21%	13.53%
Schwab Government Money Market Portfolio
2022	181		10.10	10.05	1,825	1.68%	0.25%	0.45%	1.23%	1.03%
2021	98		9.98	9.95	977	0.06%	0.25%	0.45%	(0.17)%	(0.29)%
Schwab S&P 500 Index Portfolio
2022	702		11.34	11.29	7,938	1.20%	0.25%	0.45%	(18.32)%	(18.48)%
2021	367		13.88	13.84	5,086	0.39%	0.25%	0.45%	23.91%	22.90%
Schwab VIT Balanced
2022	61		9.69	9.65	586	1.79%	0.25%	0.45%	(14.92)%	(15.09)%
2021	43		11.39	11.37	491	1.36%	0.25%	0.45%	5.07%	4.03%
Schwab VIT Balanced with Growth
2022	37		10.04	9.99	367	1.55%	0.25%	0.45%	(16.21)%	(16.38)%
2021	37		11.98	11.95	440	0.50%	0.25%	0.45%	4.01%	7.08%
Schwab VIT Growth
2022	48		10.56	10.51	503	1.61%	0.25%	0.45%	(17.45)%	(17.61)%
2021	48		12.79	12.76	613	1.45%	0.25%	0.45%	7.70%	10.89%
T. Rowe Price All-Cap Opportunities Portfolio
2022	9		9.12		84	0.00%	0.45%		(21.86)%
2021	0	*	11.67		4	0.00%	0.45%		(0.20)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

T. Rowe Price Blue Chip Growth Portfolio II
2022	9	$7.23	$7.21	$67	0.00%	0.25%	0.45%	(38.82)%	(38.94)%
2021	3	11.82		35	0.00%	0.25%		(2.47)%
T. Rowe Price Health Sciences Portfolio II
2022	26	9.54	9.50	247	0.00%	0.25%	0.45%	(12.90)%	(13.08)%
2021	5	10.95	10.93	58	0.00%	0.25%	0.45%	2.86%	1.86%
T. Rowe Price Moderate Allocation
2022	44	8.79	8.76	383	1.49%	0.25%	0.45%	(18.52)%	(18.68)%
2021	44	10.79	10.77	474	1.31%	0.25%	0.45%	1.39%	0.04%
Templeton VIP Trust Developing Markets Securities Class 2
2022	8	8.43		70	0.85%	0.25%		(22.18)%
2021	1	10.83		6	0.00%	0.25%		1.50%
Templeton VIP Trust Foreign Securities Class 2
2022	4	11.16		42	2.93%	0.45%		(8.02)%
2021	4	12.13		45	2.12%	0.45%		(2.15)%
Templeton VIP Trust Global Bond Securities Class 2
2022	4	9.04	9.00	33	0.00%	0.25%	0.45%	(5.19)%	(5.38)%
2021	9	9.53	9.51	22	0.00%	0.25%	0.45%	0.19%	(4.96)%
Western Asset Core Plus VIT II
2022	16	8.38		136	3.33%	0.25%		(17.49)%
2021	2	10.15		20	4.01%	0.25%		(1.04)%

* The Subaccount has units that round to less than 1,000 units.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both long-term and short-term capital gains, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d) Only one figure is shown when the lowest expense ratio is equal to the highest expense ratio.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2022, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

Protective Life and Annuity Insurance Company

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2022 and 2021

Statutory Statements of Operations, Changes in Capital and Surplus, and Cash Flow for Each of the Years in the Three-Year Period Ended December 31, 2022

Supplemental Schedules as of and for the years ended December 31, 2022, 2021, 2020

Independent Auditors’ Report

The Board of Directors
Protective Life and Annuity Insurance Company:

Opinions

We have audited the statutory financial statements of Protective Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Alabama Department of Insurance described in Notes 1 and 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the Alabama Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory Financial Statements

Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the Alabama Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.

Auditors’ Responsibilities for the Audit of the Statutory Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the supplemental Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.

/s/ KPMG LLP

Birmingham, Alabama
March 27, 2023

3

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

(Statutory Basis)

	December 31
	2022	2021

	($ in thousands, except share amounts)
Bonds (fair value: 2022 - $4,548,841; 2021 - $5,878,469)	$5,118,192	$5,352,637
Preferred stocks (fair value: 2022 - $10,289; 2021 - $16,515)	11,564	15,926
Common stocks-unaffiliated (cost: 2022 - $3,106; 2021 - $3,414)	3,112	3,414
Mortgage loans on real estate	325,025	343,496
Contract loans	49,801	50,539
Cash	2,382	25,369
Cash equivalents	54,322	66,247
Short-term investments	—	1,126
Other invested assets	38,780	38,831
Receivable for securities	29	26
Derivatives	4,532	34,189
Derivative collateral and receivables	3,758	1,985
Total cash and investments	5,611,497	5,933,785
Amounts recoverable from reinsurers	1,717	4,813
Deferred and uncollected premiums	4,830	2,943
Investment income due and accrued	49,913	50,851
Deferred tax asset	15,960	17,412
Other assets	6,352	21,667
Assets held in Separate Accounts	165,665	179,170
Total admitted assets	$5,855,934	$6,210,641

(Continued)

4

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

(Statutory Basis)

	December 31
	2022	2021

	($ in thousands, except share amounts)
Aggregate reserves:
Life policies and contracts	$4,954,871	$5,299,263
Accident and health	8,273	2,128
Liability for deposit-type contracts	34,080	29,294
Policy and contract claims:
Life	25,938	27,707
Accident and health	1,214	15
Other policyholders' funds and policy and contract liabilities	11,120	4,480
Interest maintenance reserve (IMR)	45,437	50,495
Transfers to (from) Separate Accounts due or accrued, net	(2,889)	146
Taxes, licenses and fees due or accrued	(62)	490
Current federal income taxes	733	2,357
Remittances and items not allocated	5,594	2,696
Borrowed money	6,255	33,086
Asset valuation reserve (AVR)	39,543	32,597
Payable to parent, subsidiaries, and affiliates	1,058	1,215
Payable for securities	274	115
Derivatives	2,835	31,730
Derivative collateral and payables	1,000	1,276
Other liabilities	12,198	7,014
Liabilities held in Separate Accounts	165,665	179,170
Total liabilities	5,313,137	5,705,274
Capital and surplus:
Common stock, $10.00 par value; 500,000 shares authorized, 250,000 shares issued and outstanding	2,500	2,500
Preferred stocks, $1 par value, shares authorized, issued and outstanding: 2,000	2	2
Gross paid-in and contributed surplus	529,569	529,569
Unassigned funds - surplus	10,726	(26,704)
Total capital and surplus	542,797	505,367
Total liabilities and capital and surplus	$5,855,934	$6,210,641

See Notes to the Financial Statements (Statutory Basis).

5

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS

(Statutory Basis)

	Years Ended December 31
	2022	2021	2020

	($ in thousands)
Revenue:
Premiums and annuity considerations	$124,543	$181,915	$414,070
Considerations for supplementary contracts with life contingencies	797	697	559
Net investment income	212,688	213,965	223,009
Commissions and expense allowances on reinsurance ceded	3,171	2,965	2,779
Amortization of interest maintenance reserve	5,065	5,518	5,307
Net gain (loss) from operations from Separate Accounts	(704)	(79)	135
Reserve adjustments on reinsurance ceded	(16,533)	(14,802)	(12,562)
Other income	10,043	10,009	10,549
Total revenue	339,070	400,188	643,846
Benefits and expenses:
Death and annuity benefits	186,236	173,025	172,725
Accident and health benefits	2,457	649	754
Surrender benefits and other fund withdrawals	411,753	268,071	272,864
Other policy and contract benefits	4,077	4,326	3,434
Increase (decrease) in aggregate reserves	(338,248)	(145,907)	124,955
Commissions and expense allowances on reinsurance assumed	773	1,256	2,545
Commissions	10,332	8,985	12,782
General expenses	24,063	19,767	22,120
Insurance taxes, licenses, and fees	3,931	5,559	3,310
Transfers to (from) Separate Accounts, net	(10,399)	14,853	(21,627)
Other expenses	(697)	(20)	2,431
Total benefits and expenses	294,278	350,564	596,293
Net income (loss) from operations before dividends to policyholders and federal income taxes	44,792	49,624	47,553
Dividends to policyholders	1,089	1,088	1,097
Federal income tax expense (benefit)	(25)	3,531	5,889
Net income (loss) from operations	43,728	45,005	40,567
Net realized capital gains (losses) (less $890; $19; and $1,448 of capital gains tax (benefit) in 2022, 2021, and 2020, respectively, and excluding $6; $5,091; and $4,731 transferred to the IMR in 2022, 2021 and 2020, respectively)	2,924	(2,257)	(9,267)
Net income (loss)	$46,652	$42,748	$31,300

See Notes to the Financial Statements (Statutory Basis).

6

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(Statutory Basis)

($ in thousands)
Capital and surplus, December 31, 2019	$345,491

Net income	31,300
Change in nonadmitted assets and related items	(2,104)
Change in unauthorized reinsurance	(1)
Change in asset valuation reserve	(2,788)
Change in net deferred income tax	77
Change in net unrealized capital gains and losses, less capital gains tax of $127	478
Contribution from parent	100,000
Change in surplus as a result of reinsurance	(313)
Change in reserve on account of change in valuation basis	(201)
Capital and surplus, December 31, 2020	$471,939

Net income	42,748
Change in nonadmitted assets and related items	3,278
Change in unauthorized reinsurance	(1)
Change in asset valuation reserve	(5,491)
Change in net deferred income tax	(5,578)
Change in net unrealized capital gains and losses, less capital gains tax (benefit) of $(335)	(1,259)
Change in surplus as a result of reinsurance	(269)
Capital and surplus, December 31, 2021	$505,367

Net income	46,652
Change in nonadmitted assets and related assets	6,437
Change in unauthorized reinsurance	(35)
Change in asset valuation reserve	(6,947)
Change in net deferred income tax	(7,925)
Change in net unrealized capital gains and losses, less capital gains tax (benefit) of $(135)	(508)
Change in surplus as a result of reinsurance	(244)
Capital and surplus, December 31, 2022	$542,797

See Notes to the Financial Statements (Statutory Basis).

7

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOW

(Statutory Basis)

	Years Ended December 31
	2022	2021	2020

	($ in thousands)
Cash from operations
Premiums and annuity considerations	$126,034	$179,275	$412,144
Commission and expense allowances ceded	3,171	2,965	2,779
Net investment income	217,713	223,725	230,632
Miscellaneous income	12,458	11,923	13,335
Benefit and loss related payments	(618,279)	(458,784)	(455,835)
Commissions and expenses paid	(40,077)	(35,378)	(40,733)
Net transfers from Separate Accounts	7,364	(7,714)	22,043
Dividends paid to policyholders	(1,085)	(1,070)	(1,101)
Federal and foreign income taxes recovered (paid)	(2,489)	2,086	(6,481)
Net cash from operations	(295,190)	(82,972)	176,783
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	471,306	885,101	806,136
Stocks	5,526	4,796	8,250
Mortgage loans	58,327	11,751	24,883
Net gains (losses) on cash, cash equivalents and short-term investments	(1)	26	295
Miscellaneous proceeds	29,816	3,897	—
Total investment proceeds	564,974	905,571	839,564
Cost of investments acquired:
Bonds	(240,912)	(543,629)	(1,118,177)
Stocks	(1,146)	(498)	(6,256)
Mortgage loans	(40,075)	(160,865)	(122,338)
Other invested assets	—	(9,072)	(9,977)
Miscellaneous applications	(18,898)	(9,817)	(17,105)
Total investments acquired	(301,031)	(723,881)	(1,273,853)
Net decrease (increase) in contract loans and premium notes	839	1,783	2,781
Net cash from investments	264,782	183,473	(431,508)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital contribution from parent	—	—	100,000
Borrowed funds	(26,831)	(38,034)	71,120
Net deposits (withdrawals) from deposit-type contracts	5,401	(64)	772
Other cash provided (applied), net	15,800	(13,581)	(9,415)
Net cash from financing and miscellaneous sources	(5,630)	(51,679)	162,477
Net change in cash, cash equivalents, and short-term investments	(36,038)	48,822	(92,248)
Cash, cash equivalents, and short-term investments, beginning of year	92,742	43,920	136,168
Cash, cash equivalents, and short-term investments, end of year	$56,704	$92,742	$43,920

(Continued)

8

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOW

(Statutory Basis)

	Years Ended December 31
	2022	2021	2020

	($ in thousands)
Non-cash transactions
Non-cash exchange of securities (Investments)	$24,558	$54,409	$88,224
Non-cash change in retained asset account (Operations and Financing and miscellaneous sources)	615	43	1,793
Non-cash change in reinsurance loss contingency reserve (Operations and Financing and miscellaneous sources)	886	35	1,924
Reclassification of securities from Bonds to Other invested assets (Investments)	—	—	1,584

See Notes to the Financial Statements (Statutory Basis).

9

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.	General

Basis of Presentation – The statutory basis financial statements of Protective Life and Annuity Insurance Company (the “Company”) have been prepared in conformity with accounting practices prescribed or permitted by the Alabama Department of Insurance (the “Department”). The Company is a stock, legal reserve, life and accident and health insurer.

All outstanding shares of the Company’s common stock are owned by Protective Life Insurance Company (“PLICO”), a life insurance company domiciled in the State of Tennessee. PLICO is a wholly owned subsidiary of Protective Life Corporation (“PLC”), an insurance holding company domiciled in the State of Delaware. PLC was a wholly owned subsidiary of Dai-ichi Life Holdings, Inc. (“Dai-ichi Life”), a kabushiki kaisha organized under the laws of Japan. Effective January 1, 2023, PLC became a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan and subsidiary of Dai-ichi Life (“Dai-ichi Life International”), upon the transfer of all of the outstanding shares of the Company’s common stock from Dai-ichi Life to Dai-ichi Life International. Dai-ichi Life remains the ultimate controlling parent corporation of PLC. Other affiliated insurers include Golden Gate Captive Insurance Company, Protective Property & Casualty Insurance Company, MONY Life Insurance Company, and West Coast Life Insurance Company.

The Department recognizes only statutory practices prescribed or permitted by the State of Alabama for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Alabama Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual, effective January 1, 2001 (“NAIC SAP”), has been adopted as a component of prescribed or permitted practices by the State of Alabama. The State of Alabama has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, none of which had a material impact on the Company’s Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2022 and 2021, or Statements of Operations for each of the years in the three-year period ended December 31, 2022.

The Company has no permitted practices as of December 31, 2022 or 2021, or for each of the years in the three-year period ended December 31, 2022.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities, as well as reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company elected to use rounding in reporting amounts throughout the statutory financial statements and in the accompanying notes to the statutory financial statements (collectively, the “statements”) and therefore summation of amounts and consistency between related amounts within the statements may be impacted by immaterial amounts.

Nature of Operations – The Company is an entity through which PLC markets, distributes and services life insurance and annuity products primarily in the State of New York. New York direct premiums were 95.0%, 96.6%, and 98.2% of the Company’s total direct premiums and New York direct annuity premiums accounted for 36.2%, 30.4%, and 79.3% of the Company’s total direct premiums in 2022, 2021, and 2020, respectively.

10

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company has no employees, and, therefore, has no employee benefit plans.

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to competition, economic conditions, interest rates, investment performance, maintenance of insurance ratings, inflation, and other factors.

Summary of Significant Accounting Policies - The Company uses the following significant accounting policies:

Cash and Investments

Investments are stated at values determined by methodologies prescribed by the NAIC. Bonds not backed by other loans are stated at amortized cost using the interest method, except for bonds with a NAIC designation of 6 which are carried at the lower of amortized cost or fair value. For bonds carried at fair value, the difference between cost and fair value is reflected in “Change in net unrealized capital gains and losses” in unassigned funds.

Loan-backed bonds and structured securities stated at amortized cost utilize anticipated prepayments to determine the effective yield at purchase. The majority of prepayment assumptions for loan-backed bonds and structured securities are obtained from Bloomberg; other sources are broker-dealer surveys, trustee information, and internal estimates. These assumptions are consistent with current interest rates and the economic environment. Changes in the timing of estimated future cash flows from the original purchase assumptions are accounted for using the retrospective method.

Bonds and preferred stock fair values are obtained from a nationally recognized pricing service. The Company uses quotes obtained from brokers and internally developed pricing models to price those bonds that are not priced by this service.

Redeemable preferred stocks are stated at amortized cost or fair value, depending on the assigned credit ratings. Perpetual preferred stocks are stated at fair value, not to exceed any currently effective call price. For preferred stocks carried at fair value, the difference between cost and fair value is reflected in “Change in net unrealized capital gains and losses” in unassigned funds.

The Company’s investments in surplus notes with an NAIC Credit Rating Providers (“NAIC CRP”) designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus notes held with no NAIC CRP designation, or with a designation of NAIC 3, 4, 5, or 6, are carried at the lesser of amortized cost or fair value. Investments in surplus notes are reported as “Other invested assets”.

Common stocks are generally stated at a fair value obtained from a nationally recognized pricing service.

Mortgage loans on real estate are stated at the aggregate unpaid principal balance. Book value adjustments are made for other-than-temporary declines. Temporary declines in value are reflected in “Change in net unrealized capital gains and losses” in unassigned funds.

11

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Contract loans are carried at the unpaid principal balance. The excess of unpaid contract loan balances over the cash surrender value, if any, is nonadmitted and reflected as an adjustment to surplus. Interest is capitalized on the anniversary dates.

Cash includes all demand deposits reduced by the amount of outstanding checks. The Company has deposits with certain financial institutions which exceed federally insured limits; however, total deposits are maintained within the bank-specific deposit level guidelines established by the Company’s Investments Policy Committee (IPC). The Company reviews the credit worthiness of these financial institutions and believes there is minimal risk of material loss.

Short-term investments are stated at amortized cost, which the Company believes approximates fair value. Short-term investments include those investments whose maturities at the time of acquisition were one year or less. Money market mutual funds are classified as cash equivalents with measurement at fair value.

Receivables and payables for securities represent balances outstanding with brokers related to purchase and sale transactions. These balances are cleared as amounts are received or paid.

Investment income is recorded when earned.

Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification and are included in the Statements of Operations on the trade date, net of the amount transferred to the Interest Maintenance Reserve (“IMR”) and net of applicable federal income taxes. The Company analyzes various factors to determine if any specific other-than-temporary impairment (“OTTI”) exists. Once a determination has been made that a specific OTTI exists, a realized loss is incurred and the cost basis of the impaired asset, other than loan-backed and structured securities, is adjusted to its fair value. Impaired loan-backed and structured securities are adjusted to the sum of their discounted future expected cash flows.

Derivatives

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages its market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by the Company’s risk management department.

The Company uses various derivative instruments to manage risks related to certain annuity products, including the guaranteed living withdrawal benefit (“GLWB”) rider associated with variable annuity (“VA”) contracts. The derivative instruments the Company may use include interest rate swaps, interest rate swaptions, interest rate futures, equity futures, equity options, foreign currency futures, variance swaps, volatility futures, volatility options, and credit derivatives. The Company can use these derivatives as economic hedges against risks inherent in the products. These risks have a direct impact on the cost of the VA GLWB products and are correlated with the equity markets, interest rates, foreign currency levels, and overall volatility.

The Company uses equity options to manage its equity risk in its fixed indexed annuity products. The Company may purchase and sell index call and put options which have underlyings based upon the S&P equity index. As of December 31, 2022 and 2021, the Company had paid a net amount of $1.0 million and $1.8 million, respectively, for its open options.

12

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company uses US equity index futures to manage its equity risk in its fixed indexed annuity products. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

The Company uses a combination of derivative instruments to mitigate volatility, equity, and currency risk related to certain guaranteed minimum benefits, including GLWB benefits within its VA products.

The Company uses US and foreign equity market index futures and foreign currency futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

The Company uses index put options which have underlyings based upon several equity indexes, both U.S. and foreign. As of December 31, 2022 and 2021, the Company had paid $2.1 million and $2.1 million, respectively, for its open put options.

None of the Company’s derivative instruments qualify for hedge accounting. Therefore, all derivative instruments are reported at fair value and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in the fair value of these derivatives are recognized immediately as changes in unrealized gains (losses) in surplus. Upon termination, the realized gain or loss is recorded in realized capital gains and losses.

During the years ended December 31, 2022, 2021, and 2020, the Company had $0.1 million of unrealized gains, $1.4 million of unrealized losses, and $0.6 million of unrealized gains, respectively, related to derivatives that did not qualify for hedge accounting.

Premium Revenue and Related Commissions

Annuity considerations are recognized as revenue when received. Premiums for flexible premium/universal life and single premium credit life policies are recognized as revenue when collected. Premiums for traditional life insurance products are recognized as revenue when due. Accident and health premiums are earned ratably over the terms of the related insurance contracts.

Considerations for deposit type contracts, which do not have any life contingencies, are recorded directly to the related liability.

Acquisition costs, such as commissions and other costs related to new or renewal business, are expensed as incurred.

The amount of dividends to be paid to policyholders is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year, and judgment as to the appropriate level of statutory surplus to be retained by the Company.

13

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Aggregate Reserves for Policies and Contracts

Policy reserves for future life insurance policy benefits are actuarially computed using methods and assumptions in accordance with certain state statutes and administrative regulations. The mortality tables and interest assumptions currently being used on the majority of policies in force are the 1941, 1958, 1980, and 2001 Commissioner’s Standard Ordinary tables with 2.25% to 6.0% interest. Effective in 2017 the Company began calculating reserves for certain newly-issued policies in accordance with NAIC Valuation Manual 20, “Requirements for Principle-Based Reserves for Life Products” (“VM-20”), and effective in 2020, reserves for all new issues are in accordance with VM-20.

The Company waives deduction of deferred fractional premiums upon death of the insureds and returns any portion of the final premium beyond the month of death. The Company has certain surrender values in excess of the legally computed reserves, which are included in “Aggregate reserves: Life policies and contracts” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus.

The method used in the valuation of substandard policies is based on the normal tabular reserves plus a portion of the substandard extra premium. For policies with a Mean reserve method, the extra substandard reserve is one half of the annualized extra premium (less a deferred premium). For policies with a Mid-terminal reserve method, the extra substandard reserve is the unearned modal substandard extra premium.

14

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

As of December 31, 2022 and 2021, the Company had $0.6 billion and $0.7 billion, respectively, of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Alabama. Reserves to cover this insurance totaled $8.0 million and $8.5 million as of December 31, 2022 and 2021, respectively, and were reported in “Aggregate reserves: Life policies and contracts” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. Tabular interest, tabular less actual reserves released, and tabular cost are determined by formula. Other net changes in reserves for the years ended December 31 are as follows:

2022

			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities

	($ in thousands)
Excess interest on universal life products	$11,451	$—	$10,242	$—	$—	$—	$1,209	$—
Total	$11,451	$—	$10,242	$—	$—	$—	$1,209	$—

2021

			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities

	($ in thousands)
Excess interest on universal life products	$11,768	$—	$10,528	$—	$—	$—	$1,240	$—
Total	$11,768	$—	$10,528	$—	$—	$—	$1,240	$—

2020

			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
	($ in thousands)
Excess interest due to VM-21	$201	$—	$—	$201	$—	$—	$—	$—
Excess interest on universal life products	12,010	—	10,704	—	—	—	1,306	—
Total	$12,211	$—	$10,704	$201	$—	$—	$1,306	$—

For the determination of investment earnings on funds not involving life contingencies, for each valuation rate of interest the tabular interest is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amounts of funds subject to such valuation rate of interest held at the beginning and the end of the year of valuation. The tabular interest on funds not involving life contingencies is generally the interest actually credited or paid on such funds.

Liabilities for policy reserves on fixed annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The reserve calculation considers the interest credited rates and guarantee periods specific to each policy as well as the appropriate mortality table depending on the contract issue date.

Certain of the Company’s VA contracts contain guaranteed minimum death benefit (“GMDB”) and GLWB features. The VA GMDB becomes payable upon death. The guaranteed amount varies by the particular contract and option elected and may be based on amounts deposited or maximum account value on prior anniversaries. All guarantees are reduced for prior partial withdrawal activity. The charge for the GMDB is based on a percentage of account value. The Company does not reinsure the GMDB feature. The VA GLWB applies to amounts withdrawn. The charge is a percentage of the guaranteed benefit base, and the annual guaranteed withdrawal amount is equal to 4.0% to 7.0% depending on the contract owner's age. Effective January 1, 2020, statutory reserves are calculated according to NAIC Valuation Manual 21, “Requirements for Principal-Based Reserves for Variable Annuities” (“VM-21”). This replaces the prior reserve calculations under Actuarial Guidelines 43 (“AG43”). Please see Note 3 – Accounting Changes for the effect of this reserve change on the Company’s financial statements. There is not a standalone reserve for GMDB or GLWB. The base reserve incorporates the risk of all these guarantees.

15

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reserves for deposit type funds are equal to deposits received and interest credited to contract holders less surrenders and withdrawals that represent a return to the contract holder. Interest rates credited ranged from 0.75% to 6.0% for immediate annuities during 2022. Interest rates credited ranged from 0.75% to 6.0% for immediate annuities during 2021. Interest rates credited ranged from 1.0% to 6.0% for immediate annuities during 2020.

Liabilities for Single Premium Deferred Annuity (“SPDA”) contracts are calculated in accordance with Actuarial Guideline 33. The reserves are calculated using a CARVM approach such that the reserve equals the greatest present value of future benefits floored at the cash surrender value of the contract. Future benefits include death, surrender and annuitization. Mortality and discount rates used in the reserve calculation are specified by regulatory authorities.

Certain of the Company's policy reserves relate to universal life policies with secondary guarantees (“ULSG”) which guarantee that insurance coverage will remain in force (subject to the payment of specified premiums). These products do not allow the Company to adjust policyholder premiums after a policy is issued, and most of these products do not have significant account values upon which interest is credited. Policy reserves for these products are actuarially computed using methods and assumptions in accordance with Actuarial Guideline 38 (“AG38”) for policies issued between 2003-2019, and in accordance with VM-20 for policies issued in 2020 and later. Total reserves for ULSG policies were $50.8 million and $45.0 million at December 31, 2022 and 2021, respectively.

Liabilities for accident and health policies include unearned premiums and additional reserves. The liability for future policy benefits and claims on life and health insurance products includes estimated unpaid claims that have been reported to the Company and claims incurred but not yet reported. Changes in estimates are reflected in operations during the period in which the change occurred.

Liabilities for losses and loss adjustment expenses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 54, "Individual and Group Accident and Health Contracts".

Policy and Contract Claims

Policy and contract claims include provisions for reported life, accident and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such amounts are necessarily estimates, the ultimate liability may differ from the amount recorded and will be reflected in the results of operations when additional information becomes known.

16

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”)

The Company established certain reserves as required by NAIC SAP. The AVR is based upon a statutory formula as prescribed by the NAIC to provide a standardized reserve for realized and unrealized losses from default and/or equity risks associated with all invested assets, excluding cash, contract loans, premium notes, collateral loans, and investment receivables. Realized gains and losses related to fixed maturity investments resulting from changes in credit quality and capital gains and losses related to all other investments, net of applicable federal income taxes, are reflected in the calculation of AVR. Unrealized gains and losses, net of applicable deferred federal income taxes, are also reflected in the calculation. Changes in AVR are charged or credited directly to unassigned funds.

The IMR captures realized gains and losses, net of applicable federal income taxes, from the sale of certain investments. The portion of these realized gains and losses resulting from changes in the general level of interest rates is not recognized currently but is amortized into income over the approximate remaining life of the investment sold.

Federal Income Taxes

The provision for federal income taxes is computed in accordance with those sections of the Internal Revenue Code applicable to life insurance companies. Deferred income taxes are provided based upon the expected future impact of differences between the financial statement and tax basis of assets and liabilities. The admission of gross deferred income tax assets is subject to various limitations as specified by NAIC SAP. Changes in deferred tax assets and liabilities are recognized as a separate component of unassigned funds.

Reinsurance

In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other reinsurers. Amounts recoverable from reinsurers related to paid policy claims are included in “Amounts recoverable from reinsurers” and insurance liabilities are reported net of reinsurance recoverables in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. Receivables and payables from the same reinsurer, including funds withheld, are generally offset. For reserve credits taken related to reinsurers considered to be unauthorized by the Department, the Company must obtain letters of credit, funds withheld, or other forms of collateral in amounts at least equal to reserve credits. To the extent such collateral is not obtained, the Company must record a liability for reinsurance in unauthorized companies.

Reinsurance premiums ceded and reinsurance recoveries on policy claims and benefit reserves are netted against the respective “Premiums and annuity considerations” and “Death and annuity benefits” in the Statements of Operations. Revenues from commissions and expense allowances on reinsurance ceded are recognized in the period in which the transaction occurs and recorded in “Commissions and expense allowances on reinsurance ceded” in the Statements of Operations. The change in modified coinsurance (“MODCO”) reserves ceded and related expenses are included in “Reserve adjustments on reinsurance ceded” in the Statements of Operations.

The Company remains liable with respect to ceded insurance should any reinsurer fail to meet the obligations it assumed. The Company evaluates the financial condition of its reinsurers and monitors the associated concentration of credit risk.

17

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Separate Accounts

The Company issues both market value adjusted annuities and variable annuities. Excluding any contract guarantees of either a minimum return or account value upon death or annuitization, variable annuity policyholders bear the investment risk that the Separate Accounts funds may not meet their stated investment objectives. The assets and liabilities related to Separate Accounts are recorded at fair value and reported separately as assets and liabilities held in Separate Accounts. Fees charged on Separate Account contract owner deposits are included in the Statements of Operations. In the event that the asset value of certain contract holder accounts is projected to be below the value guaranteed by the Company, a liability is established to the general account through a charge to operations.

2.	Statutory and Generally Accepted Accounting Principles Differences

Accounting practices prescribed or permitted by the Department vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). A summary of significant statutory accounting practices (“SAP”) and their difference to GAAP, is as follows:

1.	The costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to operations in the year incurred and thus are not amortized over the period benefited, whereas premiums are taken into revenue over the premium paying period of the related policies. Under GAAP, acquisition costs on successful efforts are capitalized and charged to operations as the revenues or expected gross profits are recognized;

2.	Deposits to universal life contracts, investment contracts and limited payment contracts are credited to revenue. Under GAAP, these items are accounted for as deposits on the balance sheet and do not flow through the income statement;

3.	Under SAP rules that precede Principles Based Reserves (“PBR”), policy reserves for future policy benefits are actuarially computed in accordance with certain state statutes and administrative regulations including reserve bases appropriate for life, accident and health, and annuity products. These liabilities are computed using statutory actuarial tables which do not allow for modification based on the Company’s experience. Under PBR, company experience is utilized in setting certain assumptions for the scenario-based reserves for life and annuity products as defined under VM-20 and VM-21. Aggregate statutory reserves are shown net of the credit taken for reinsurance. Under GAAP, reserves for life-contingent annuity and traditional life insurance products are based on the present value of future benefits less the present value of future net premiums based on mortality, lapse, and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for non-life-contingent annuity and universal life insurance products are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. Aggregate reserves are shown gross with an offsetting reinsurance recoverable;

4.	Certain assets must be included in the statutory financial statements at “admitted asset value” and “nonadmitted assets” must be excluded through a charge against surplus. No such reduction of asset values is required under GAAP;

18

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.	Bonds and redeemable preferred stocks are generally stated at amortized cost and perpetual preferred stocks are stated at fair value. For bonds and preferred stocks stated at fair value, the difference between cost and fair value is reflected in “Change in net unrealized capital gains and losses” in unassigned funds. Under GAAP, bonds and preferred stocks, other than those classified as held to maturity, are stated at fair value with changes recorded in accumulated other comprehensive income (loss) in the balance sheet if classified as available-for-sale securities or in the income statement if classified as trading securities;

6.	Certain assets and liabilities are reported net of ceded reinsurance balances, which is not permitted by GAAP;

7.	Realized capital gains and losses are reflected net of transfers to IMR and federal income tax in the Statements of Operations. Under GAAP realized capital gains and losses are reflected on a gross basis in the Income Statement as the IMR concept does not exist in GAAP;

8.	Deferred federal income tax is provided based upon the expected future impact of differences between the financial statement and tax basis of assets and liabilities. The admission of gross deferred income taxes is subject to various limitations as specified by NAIC SAP. Under GAAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. In addition, changes in deferred tax assets and liabilities are recognized as a separate component of unassigned funds, while under GAAP, these changes are included in income tax expense or benefit in the Income Statement;

9.	The AVR is reported as a liability rather than as a reduction in investments and is charged directly to surplus. No such reserve is required under GAAP;

10.	The IMR is reported as a liability and the amortization of the IMR is reported in the revenue section of the Statements of Operations. No such reserve is required under GAAP;

11.	The Statements of Cash Flow are presented in the required statutory format which differs in certain respects from the presentation required by GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. SAP requires no reconciliation between net income and net cash provided by operating activities as required by GAAP;

12.	The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss);

13.	Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the Statements of Admitted Assets, Liabilities, and Capital and Surplus. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a component of gross premiums;

14.	For reserve credits taken related to reinsurers considered “unauthorized” by the Department, the Company must obtain letters of credit, funds withheld or other forms of collateral in amounts at least equal to the reserve credits. To the extent such collateral is not obtained, the Company must record a liability for reinsurance in unauthorized companies with a charge to unassigned funds. No such liability is recorded for GAAP;

19

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

15.	Market value adjusted annuities are included in the Company’s general account for GAAP purposes, but are included in Separate Accounts on a statutory basis;

16.	Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

17.	Acquisitions and reinsurance transactions can be subject to different accounting treatments due to differences in risk transfer and business combination assessments. Certain acquisitions of inforce business are accounted for as reinsurance pursuant to Statutory guidelines but are subject to Purchase GAAP accounting (“PGAAP”) guidelines for GAAP reporting purposes due to their qualification as a business combination.

The differences between NAIC SAP and GAAP have not been quantified as of December 31, 2022 and 2021 or for each of the years in the three-year period ended December 31, 2022; however, the differences are presumed to be material.

3.	Accounting Changes and Prior Period Adjustments

Accounting Changes

The NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 86 “Derivatives”. These revisions provide for more consistency between SAP and U.S. GAAP with respect to the assessment of effective hedge relationships and introduce additional guidance for the application of certain hedging methods. The revisions are effective January 1, 2023. The revised guidance will not impact the Company’s financial position or results of operations.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32, “Preferred Stock” (“SSAP No. 32R”), which refined definitions of preferred stock categories and updated accounting guidance for certain categories of preferred stock. Under the revised guidance in SSAP No. 32R, all perpetual preferred stocks shall be reported at fair value, not to exceed any currently effective call price. The adoption of these revisions did not have a material effect on the Company’s financial statements.

Effective January 1, 2021, the Company adopted revisions to SSAP No.106, “Affordable Care Act Section 9010 Assessment” (“SSAP No. 106R”) which relate to the repeal by Congress of the Affordable Care Act Section 9010 Assessment, also known as the health insurer’s tax (HIT). The adoption of these revisions had no effect on the Company’s financial statements.

As of January 1, 2020, VM-21 replaced AG43 for the valuation of statutory reserves for variable annuities. The cumulative net impact of this regulation change was a $0.2 million increase in reserves. The change was recorded directly in “Unassigned funds – surplus” as a “Change in reserve on account of change in valuation basis”. The financial statement impact of this change was to increase “Aggregate reserves: life policies and contracts” and decrease both “Change in reserve on account of change in valuation basis” and “Unassigned funds - surplus” by $0.2 million. In accordance with the provisions of SSAP No. 3, the $0.2 million cumulative effect represents the January 1, 2020 impact of the change.

20

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Effective January 1, 2020, the Company adopted SSAP No. 108, “Derivative Hedging Variable Annuity Guarantees” (“SSAP No. 108”), which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees reserved under VM-21. The guidance in SSAP No. 108 is not currently applicable to the Company’s derivatives, and the adoption had no effect on the Company’s financial statements.

Effective January 1, 2020, the Company adopted revisions to SSAP No. 22. “Leases”, (“SSAP No. 22R”). SSAP No. 22R rejected GAAP guidance on operating leases, but incorporated, with modification, guidance on sale-leaseback transactions, lessor accounting and leveraged leases for all new leases, and for existing leases reassessed due to a change in terms and conditions. The adoption of these revisions had no effect on the Company’s financial statements.

Effective June 30, 2020, the Company adopted revisions to SSAP No. 105, “Working Capital Finance Investments” (“SSAP No. 105R”), which provided substantive updates to the Working Capital Finance Investments Program requirements. The Company holds no working capital finance investments, and therefore this adoption had no effect on the Company’s financial statements.

4.	Investments

Net Investment Income

Net investment income consists of the following:

	For The Years Ended December 31
	2022	2021	2020

	($ in thousands)
Bonds	$207,078	$213,108	$224,286
Stocks	858	913	774
Mortgage loans	12,691	11,106	7,670
Cash, cash equivalents, and short-term investments	753	(80)	627
Contract loans	2,538	2,651	2,943
Other invested assets	1,840	1,730	1,340
Miscellaneous investment income	355	(19)	(17)
Total investment income	226,113	229,409	237,623
Less: Investment expenses	13,425	15,444	14,614
Net investment income	$212,688	$213,965	$223,009

Due and accrued income is excluded from investment income on the following basis:

Mortgage loans -	Income is excluded on loans delinquent more than 90 days. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible.

Bonds -	When the Company determines collection of interest to be uncertain or interest is 90 days past due, the accrual of interest is discontinued.

There was no due and accrued investment income excluded as of December 31, 2022 and 2021.

21

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Realized Gains and Losses

Realized investment gains (losses) are summarized as follows:

	For The Years Ended December 31
	2022	2021	2020

	($ in thousands)
Bonds	$(223)	$5,989	$5,094
Common stocks-unaffiliated	458	57	—
Preferred stocks	32	511	1,600
Cash, cash equivalents, and short-term investments	(1)	26	296
Derivative instruments	3,554	(3,834)	(4,235)
Other investments	—	136	(47)
Other-than-temporary impairments	—	(32)	(5,796)
Less:
Amount transferred to interest maintenance reserve	6	5,091	4,731
Federal income tax expense	890	19	1,448
Net realized investment gains (losses)	$2,924	$(2,257)	$(9,267)

Proceeds from the sales of investments in bonds, common stocks, and preferred stocks during 2022, 2021, and 2020 were $142.2 million, $176.9 million and $171.8 million, respectively. The Company realized gross gains of $2.2 million, $7.3 million, and $8.1 million on those sales for the years ended 2022, 2021, and 2020, respectively. Gross losses of $1.9 million, $0.7 million, and $1.1 million were realized on those sales for the years ended December 31, 2022, 2021, and 2020, respectively.

Unrealized Gains and Losses

The change in net unrealized capital gains and losses included in unassigned funds is as follows:

	For The Years Ended December 31
	2022	2021	2020

	($ in thousands)
Bonds	$45	$(40)	$(1)
Preferred stocks	(627)	(343)	—
Common stocks	(146)	152	1
Derivative instruments	85	(1,363)	605
Less:
Federal income tax expense (benefit)	(135)	(335)	127
Total change in net unrealized capital gains and losses	$(508)	$(1,259)	$478

During 2022, the Company recorded $0.1 million in unrealized gains on derivative instruments due to changes in fair value. The gains included $1.1 million of gains related to equity futures, which were used to mitigate risks associated with the Company’s variable annuity products. These gains were offset by $0.9 million of losses related to equity options and $0.1 million of losses related to equity futures, which were used to mitigate risks associated with the Company’s fixed indexed annuity products.

22

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

During 2021, the Company recorded $1.4 million in unrealized losses on derivative instruments due to changes in fair value. The losses included $0.8 million of losses related to equity options and $0.3 million of losses related to equity futures, which were used to mitigate risks associated with the Company’s variable annuity products. The losses also included $0.3 million of losses related to equity options, which were used to mitigate risks associated with the Company’s fixed indexed annuity products.

During 2020, the Company recorded $0.6 million in unrealized gains on derivative instruments due to changes in fair value. The gains included $0.2 million of gains related to equity options, which were used to mitigate risks associated with the Company’s variable annuity products and $0.6 million of gains related to equity options, which were used to mitigate risks associated with the Company’s fixed indexed annuity products. These gains were offset by $0.1 million of losses related to foreign currency futures and $0.1 million of losses related to equity futures, which were used to mitigate risks associated with the Company’s VA products.

Bonds and Preferred Stocks

The statement value and estimated fair value of the Company’s bond and preferred stock investments at December 31 are as follows:

	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

2022	($ in thousands)
Bonds:
US Government	$45,097	$—	$(649)	$44,448
Other governments	17,162	—	(2,472)	14,690
US states, territories, and possessions	13,504	—	(830)	12,674
US political subdivision	68,047	17	(3,875)	64,189
US special revenue & special assessment	292,101	3,362	(32,014)	263,449
Industrial and miscellaneous	3,579,234	19,950	(373,101)	3,226,083
Hybrids	44,382	1,404	(2,208)	43,578
Total bonds, excluding loan-backed and structured securities	4,059,527	24,733	(415,149)	3,669,111
Loan-backed and structured securities:
Residential mortgage-backed securities	793,294	95	(159,794)	633,595
Commercial mortgage-backed securities	203,296	—	(14,327)	188,969
Other loan-backed and structured securities	62,075	8	(4,917)	57,166
Total loan-backed and structured securities	1,058,665	103	(179,038)	879,730
Total bonds	5,118,192	24,836	(594,187)	4,548,841
Preferred stocks	11,564	108	(1,383)	10,289
Total bonds and preferred stocks	$5,129,756	$24,944	$(595,570)	$4,559,130

23

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

2021	($ in thousands)
Bonds:
US Government	$39,637	$933	$—	$40,570
Other governments	28,005	4,546	(125)	32,426
US states, territories, and possessions	13,567	1,516	—	15,083
US political subdivision	71,047	5,610	(4)	76,653
US special revenue & special assessment	298,730	47,247	(643)	345,334
Industrial and miscellaneous	3,619,981	453,927	(7,028)	4,066,880
Hybrids	43,051	7,230	(195)	50,086
Total bonds, excluding loan-backed and structured securities	4,114,018	521,009	(7,995)	4,627,032
Loan-backed and structured securities:
Residential mortgage-backed securities	868,189	8,789	(11,811)	865,167
Commercial mortgage-backed securities	296,985	14,030	(251)	310,764
Other loan-backed and structured securities	73,445	2,456	(395)	75,506
Total loan-backed and structured securities	1,238,619	25,275	(12,457)	1,251,437
Total bonds	5,352,637	546,284	(20,452)	5,878,469
Preferred stocks	15,926	596	(7)	16,515
Total bonds and preferred stocks	$5,368,563	$546,880	$(20,459)	$5,894,984

The statement value and estimated fair value of bonds as of December 31, 2022, by expected maturity, is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain of these obligations.

	Statement Value	Estimated Fair Value

	($ in thousands)
Bonds, excluding loan-backed and structured securities:
Due in 1 year or less	$156,223	$155,245
Due after 1 year through 5 years	928,948	884,535
Due after 5 years through 10 years	1,209,541	1,084,318
Due after 10 years	1,764,815	1,545,013
Total bonds, excluding loan-backed and structured securities	4,059,527	3,669,111
Total loan-backed and structured securities	1,058,665	879,730
Total bonds	$5,118,192	$4,548,841

The statement value and estimated fair value of bonds as of December 31, 2021, by expected maturity, is shown below.

	Statement Value	Estimated Fair Value

	($ in thousands)
Bonds, excluding loan-backed and structured securities:
Due in 1 year or less	$127,529	$129,502
Due after 1 year through 5 years	731,807	773,756
Due after 5 years through 10 years	1,472,717	1,589,514
Due after 10 years	1,781,965	2,134,260
Total bonds, excluding loan-backed and structured securities	4,114,018	4,627,032
Total loan-backed and structured securities	1,238,619	1,251,437
Total bonds	$5,352,637	$5,878,469

24

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company’s investment gross unrealized losses and estimated fair values, aggregated by investment category and length of time that individual securities have been in a continuous loss position as of December 31 are as follows:

	Less Than 12 Months		12 Months or More		Total
	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss

2022	($ in thousands)
Bonds:
US Government	$44,448	$(649)	$—	$—	$44,448	$(649)
Other governments	14,690	(2,472)	—	—	14,690	(2,472)
US states, territories, and possessions	12,674	(830)	—	—	12,674	(830)
US political subdivision	54,952	(3,875)	—	—	54,952	(3,875)
US special revenue & special assessment	221,176	(25,975)	14,631	(6,039)	235,807	(32,014)
Industrial and miscellaneous	2,709,641	(311,729)	195,158	(61,372)	2,904,799	(373,101)
Hybrids	25,117	(2,156)	307	(52)	25,424	(2,208)
Total bonds, excluding loan-backed and structured securities	3,082,698	(347,686)	210,096	(67,463)	3,292,794	(415,149)
Loan-backed and structured securities:
Residential mortgage-backed securities	341,417	(70,752)	281,818	(89,042)	623,235	(159,794)
Commercial mortgage-backed securities	183,322	(12,718)	5,647	(1,609)	188,969	(14,327)
Other loan-backed and structured securities	44,976	(3,433)	11,204	(1,484)	56,180	(4,917)
Total loan-backed and structured securities	569,715	(86,903)	298,669	(92,135)	868,384	(179,038)
Total bonds	3,652,413	(434,589)	508,765	(159,598)	4,161,178	(594,187)
Preferred stocks	3,739	(1,364)	95	(19)	3,834	(1,383)
Total bonds and preferred stocks	$3,656,152	$(435,953)	$508,860	$(159,617)	$4,165,012	$(595,570)

	Less Than 12 Months		12 Months or More		Total
	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss

2021	($ in thousands)
Bonds:
Other governments	$3,712	$(125)	$—	$—	$3,712	$(125)
US political subdivision	456	(4)	—	—	456	(4)
US special revenue & special assessment	20,027	(643)	—	—	20,027	(643)
Industrial and miscellaneous	270,774	(6,626)	8,305	(402)	279,079	(7,028)
Hybrids	3,968	(192)	19	(3)	3,987	(195)
Total bonds, excluding loan-backed and structured securities	298,937	(7,590)	8,324	(405)	307,261	(7,995)
Loan-backed and structured securities:
Residential mortgage-backed securities	501,657	(11,707)	3,322	(104)	504,979	(11,811)
Commercial mortgage-backed securities	7,204	(34)	4,817	(217)	12,021	(251)
Other loan-backed and structured securities	6,755	(55)	7,201	(340)	13,956	(395)
Total loan-backed and structured securities	515,616	(11,796)	15,340	(661)	530,956	(12,457)
Total bonds	814,553	(19,386)	23,664	(1,066)	838,217	(20,452)
Preferred stocks	—	—	108	(7)	108	(7)
Total bonds and preferred stocks	$814,553	$(19,386)	$23,772	$(1,073)	$838,325	$(20,459)

25

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

For securities other than loan-backed securities, the Company generally considers a number of factors in determining whether an impairment is other-than-temporary (see the “Loan-backed and Structured Securities” section for information on loan-backed and structured security OTTIs). These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company’s intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the duration of the decline, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security-by-security review each quarter in evaluating the need for any OTTIs. Although no set formula is used in this process, the investment performance, collateral position and continued viability of the issuer are significant measures considered. For securities in an unrealized loss position for which an OTTI was not recognized, the Company believes that it is probable that all amounts will be collected as due according to the contractual terms of the debt security in effect at the date of acquisition and has the intent and ability to hold these securities until recovery. The Company recognized $0, $0, and $4.4 million of OTTIs on non-loan-backed securities during 2022, 2021, and 2020, respectively.

The Company had securities with a fair value of $508.9 million in an unrealized loss position for greater than twelve months as of December 31, 2022, and the related unrealized loss of $159.6 million pertains primarily to residential mortgage-backed, energy, and insurance securities. The Company had securities with a fair value of $23.7 million in an unrealized loss position for greater than twelve months as of December 31, 2021, and the related unrealized loss of $1.1 million pertains primarily to asset-backed, energy, and pharmaceutical securities. The aggregate decline in fair value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors such as credit ratings, the financial health of the investee, the continued access of the investee to capital markets, and other pertinent information.

The Company had individual bonds from the following issuers that exceeded 10% of capital and surplus as of December 31, 2022 and 2021.

	2022	2021
	Carrying Value	Carrying Value

	($ in thousands)
Fannie Mae	$77,768	$83,916
Freddie Mac	56,432	61,493

As of December 31, 2022 and 2021, bonds and cash having a fair value of $6.4 million and $6.7 million were on deposit with various governmental authorities as required by law.

The Company held no securities with a 5GI NAIC rating as of December 31, 2022 and 2021.

Loan-Backed and Structured Securities

For the impairment review of loan-backed and structured securities, the Company employed the retrospective method during the period, and based its prepayment assumptions regarding expected maturity dates on market interest rates and overall economic conditions. The information used for these assumptions was provided by a nationally recognized, real-time database.

For each of the years in the three-year period ended December 31, 2022, no OTTIs were recorded due to intent to sell these securities. Also, no such impairments were recorded due to an inability or lack of intent to retain those securities in a gross unrealized loss position for a period of time sufficient to recover their amortized cost.

26

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

During 2022, 2021 and 2020, the Company recognized $0, less than $0.1 million, and $1.4 million, respectively, of OTTIs on loan-backed securities.

All impaired securities (fair value is less than cost or amortized cost) for which an OTTI has not been recognized in the Statements of Operations as a realized loss (including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains) are as follows as of December 31:

	2022	2021

	($ in thousands)
The aggregate amount of unrealized losses:
Less than 12 months	$86,903	$11,796
Twelve months or longer	$92,135	$683

The aggregate related fair value of securities with unrealized losses:
Less than 12 months	$569,715	$515,616
Twelve months or longer	$298,669	$15,359

In determining whether a loan-backed security had experienced an OTTI, the Company considers the delinquency (and foreclosure status, if applicable) of the underlying loans or mortgages, the expected recovery value of the underlying collateral (if any) in relation to the current amount of the investment, and the degree to which such losses, based upon the foregoing factors, will first be absorbed by tranches that are subordinate to the Company’s securities.

The Company's exposure to subprime mortgage related risk is limited to investments in residential mortgage-backed securities that are backed by loans to borrowers with lower credit ratings. These securities are classified as subprime at issuance. The Company has exposure to Alt-A bonds which were made to borrowers with less than conventional documentation of their income and/or net assets. The Company has exposure to unrealized losses on these holdings from changes in fair values due to widening spreads in a difficult and illiquid market environment. In addition, the Company has exposure to realized losses if it is determined that the securities are other-than-temporarily impaired. These risks are mitigated somewhat by the Company's ability and intent to hold these securities to recovery, which may be at maturity. These securities are reviewed monthly to ensure they are performing as expected and to ensure sufficient credit support. The Company has no direct exposure through investments in subprime mortgage loans.

The following information relates to the Company’s other investments with subprime exposure

	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized

2022	($ in thousands)
Residential mortgage-backed securities	$91	$93	$91	$—

2021
Residential mortgage-backed securities	$703	$719	$794	$216

27

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

As of December 31, 2020, the Company had recognized $0.2 million of OTTI losses on residential mortgage-backed securities with subprime exposure held as of December 31, 2020.

Mortgage Loans

The Company's mortgage loan portfolio was characterized by the following as of December 31:

	Percent of Portfolio
	2022	2021
Retail	15.8%	18.6%
Other commercial	12.9	12.5
Apartments	22.5	19.2
Industrial	33.1	31.4
Office	15.5	18.1
Mixed Use	0.2	0.2
Total	100.0%	100.0%

The Company’s mortgage loan portfolio had the following concentrations by location greater than or equal to 5% as of December 31, 2022 and 2021:

	Percent of Portfolio		Percent of Portfolio
State	2022	State	2021
Tennessee	10.4%	Tennessee	10.4%
Alabama	9.8	Alabama	9.6
Michigan	9.7	Michigan	7.3
California	6.3	Wisconsin	7.3
Utah	6.1	New York	6.8
Texas	5.6	Arizona	6.4
		California	6.2

The minimum and maximum lending rates for commercial mortgage loans originated by the Company during 2022 were 3.0% and 3.625%, respectively. The minimum and maximum lending rates for commercial mortgage loans originated by the Company during 2021 were 2.5% and 3.25%, respectively.

The target percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed, or purchase money mortgages is generally 75%. The Company uses this loan-to-value ratio as a credit quality indicator, which is a component of the Company’s ongoing monitoring of the credit risk of its mortgage loan portfolio. The Company also monitors borrower conditions such as payment practices, borrower credit, operating performance, and property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. As of December 31, 2022 and 2021, the Company had no mortgage loans that exceeded a 75% loan to value ratio based on the most recent appraisal. For loans the Company held as of December 31, 2022 and 2021, the maximum percentage of any one loan to the value of security at the time of the loan did not exceed 75%.

28

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

As of December 31, 2022 and 2021, the Company did not have any mortgages with interest more than 90 days past due.

As of December 31, 2022 and 2021, no taxes and/or assessments had been advanced but not repaid or included in the mortgage loan total.

The Company’s mortgage loans of $325.0 million and $343.5 million as of December 31, 2022 and 2021, respectively, were current.

As of December 31, 2022 and 2021, the Company had no foreclosed properties or impaired loans. The Company reported no valuation allowances on any loans at either December 31, 2022 and 2021. No activity occurred in the allowance for credit losses during 2022, 2021, and 2020.

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), was signed into law. Section 4013 of the CARES Act provides additional relief for certain loan modifications made as a result of the COVID-19 pandemic. On December 27, 2020, the Consolidated Appropriations Act, 2021 was signed into law, which slightly modified and extended the original CARES Act through January 1, 2022. In conjunction with the Consolidated Appropriations Act, the NAIC Statutory Accounting Principles Working Group extended certain limited time exceptions in INT 20-03 and INT 20-07, which align with the provisions of the CARES Act, as amended, and provide relief from the requirement to assess certain loan modifications as troubled debt restructurings or more than minor modifications for certain loans modified in response to COVID-19. In consideration of this guidance, the Company has provided certain relief to certain of its commercial loan borrowers via its COVID-19 Commercial Mortgage Loan Program (the “Loan Modification Program”). The provisions of INT 20-03 and 20-07 expired on January 2, 2022. As of December 31, 2021, the Company had a total of 8 loans with $21.5 million in unpaid principal balance under the Loan Modification Program. The modifications under this program may include agreements to defer principal payments only or to defer principal and interest payments for a specified period of time. None of these modifications were considered troubled debt restructurings.

The Company did not restructure any debt during 2022 and 2021.

Common Stock-Federal Home Loan Bank (“FHLB”) Agreements

The Company is a member of the FHLB of Atlanta. Through its membership, the Company may receive cash advances as a result of entering repurchase agreements with the FHLB of Atlanta. The Company had no advances outstanding as of December 31, 2022 and 2021.

Amounts received under repurchase agreements are accounted for pursuant to SSAP No. 103R, “Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.”

The Company’s FHLB stock was classified as “Membership stock – Class B” and was not eligible for redemption. All of the FHLB stock was held in the General Account and totaled $3.1 million and $3.2 million as of December 31, 2022 and 2021, respectively.

29

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Restricted Assets

The Company had the following restricted assets, all within the General Account, as of December 31:

Restricted Asset Category	2022	2021	Increase/ (Decrease)	% of Admitted Assets

	($ in thousands)
Subject to Repurchase agreements	$8,386	$26,937	$(18,551)	0.14%
Federal home loan bank capital stock	3,105	3,199	(94)	0.05
On deposit with states	6,592	6,532	60	0.11
Collateral for derivative instruments	8,399	6,700	1,699	0.14
Total restricted assets	$26,482	$43,368	$(16,886)	0.44%

The Company had no other restricted assets as of December 31, 2022 and 2021.

The Company had $1.0 million and $1.0 million of cash collateral received and reflected as assets within the Company’s Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2022 and 2021, representing 0.018% and 0.017% of total admitted assets excluding Separate Accounts, respectively. The recognized obligation to return the collateral assets was $1.0 million and $1.0 million, representing 0.019% and 0.018% of total liabilities excluding Separate Accounts as of December 31, 2022 and 2021, respectively.

There was no collateral received and reflected as assets within the Company’s Separate Accounts as of December 31, 2022 and 2021.

Repurchase Agreements, Securities Lending Transactions, and Wash Sales

For repurchase agreements, the Company initiates short-term (typically less than 30 days) collateralized borrowings whereby cash is received, and securities are posted as collateral. The Company reports the cash proceeds as a liability, and the difference between the cash proceeds and the amount at which the securities are reacquired as interest expense. As of December 31, 2022 and 2021, the Company had borrowed money obligations of $6.2 million and $33.1 million, which represents the cash amount to be paid at the repurchase agreements’ maturities.

The Company posted $8.4 million and $26.9 million (statutory carrying value) of its assets as repurchase agreement collateral, which are classified as “Bonds” as of December 31, 2022 and 2021, respectively.

In connection with the outstanding repurchase agreements, the Company also recognized liabilities of $6.2 million and $33.1 million as of December 31, 2022 and 2021, respectively, which was classified as “Borrowed money”.

The Company is not involved in securities lending transactions.

In the normal course of the Company’s investment management, securities can be sold and reacquired within 30 days. This practice is known as wash sales. The Company did not record any wash sales for the years ended December 31, 2022, 2021, and 2020.

30

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Repurchase Agreements Transactions Accounted for as Secured Borrowing

While the Company anticipates that the cash flows of its operations will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs to provide liquidity when needed. The Company expects that the rate received on collateral posted will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. These borrowings are typically for a term less than 90 days. The fair value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities, and the agreements provided for net settlement in the event of default or on termination of the agreements. Due to the short tenor of the repurchase agreements, the Company would not expect any stress on liquidity to be an issue.

If market deterioration is detected and/or additional sources of liquidity are needed to manage asset/liability mismatches, the Company would draw down short-term investment positions and conserve cash by ceasing new investment activity. The Company also has an intercompany loan agreement set up with the Company’s parent, PLICO, if needed.

The types of repurchase agreement trades used during 2022 are as follows:

	1	2	3	4
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	Yes	Yes	No	Yes
Tri-Party (Yes/No)	No	No	No	No

The types of repurchase agreement trades used during 2021 are as follows:

	1	2	3	4
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	Yes	Yes	Yes	Yes
Tri-Party (Yes/No)	No	No	No	No

The types of repurchase agreement trades used during 2020 are as follows:

	1	2	3	4
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	No	Yes	No	Yes
Tri-Party (Yes/No)	No	No	No	No

31

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

A summary of the maturity time frame and ending balance of repurchase agreement transactions during 2022 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Open - No Maturity	$33,090	$10,062	$—	$6,247

Ending Balance
Open - No Maturity	$10,062	$—	$—	$6,247

A summary of the maturity time frame and ending balance of repurchase agreement transactions during 2021 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Open - No Maturity	$24,905	$26,154	$72,999	$54,822
2 Days to 1 Week	48,328	34,380	—	—
> 1 Week to 1 Month	22,067	—	—	—

Ending Balance
Open - No Maturity	$—	$14,738	$63,910	$33,090
2 Days to 1 Week	—	36,360	—	—
> 1 Week to 1 Month	34,423	—	—	—

The Company had no securities sold and/or acquired that resulted in default during 2022 and 2021.

A summary of securities "sold" under repurchase agreement - secured borrowing during 2022 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
BACV	XXX	XXX	XXX	$8,386
Fair Value	$38,317	$9,977	$—	6,449

Ending Balance
BACV	XXX	XXX	XXX	$8,386
Fair Value	$9,989	$—	$—	6,449

32

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

A summary of securities "sold" under repurchase agreement - secured borrowing during 2021 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
BACV	XXX	XXX	XXX	$54,676
Fair Value	$98,865	$62,079	$75,397	55,470

Ending Balance
BACV	XXX	XXX	XXX	$26,937
Fair Value	$34,840	$53,500	$66,041	27,510

As of December 31, 2022, the Company held securities “sold” under repurchase agreement - secured borrowing consisting of NAIC 1 bonds with a carrying value of $8.4 million and fair value of $6.4 million. As of December 31, 2021, the Company held securities “sold” under repurchase agreement - secured borrowing consisting of NAIC 1 bonds with a carrying value of $21.9 million and fair value of $22.1 million, and NAIC 2 bonds with a carrying value of $5.0 million and fair value of $5.4 million.

Details of the collateral received - secured borrowing for the year ended December 31, 2022, is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Cash	$33,090	$10,062	$—	$6,247

Ending Balance
Cash	$10,062	$—	$—	$6,247

Details of the collateral received - secured borrowing for the year ended December 31, 2021, is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Cash	$95,300	$60,534	$72,999	$54,822

Ending Balance
Cash	$34,423	$51,098	$63,910	$33,090

The Company had cash collateral received - secured borrowing of $6.2 million and $33.1 million as of December 31, 2022 and 2021, respectively.

33

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The allocation of aggregate collateral by remaining contractual maturity as of December 31 is as follows:

	Fair Value
	2022	2021

	($ in thousands)
Overnight and Continuous	$6,247	$33,090

The Company did not receive any cash collateral that was reinvested in 2022 and 2021.

The Company recognized the following liability to return cash collateral for 2022:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Cash	$33,090	$10,062	$—	$6,247

Ending Balance
Cash	$10,062	$—	$—	$6,247

The Company recognized the following liability to return cash collateral for 2021:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Cash	$95,300	$60,534	$72,999	$54,822

Ending Balance
Cash	$34,423	$51,098	$63,910	$33,090

For 2022 and 2021, the Company had no reverse repurchase agreements transactions accounted for as secured borrowing and no repurchase agreements or reverse repurchase agreement transactions accounted for as a sale.

5.	Income Taxes

The Company is included in the consolidated federal income tax return of PLC and its subsidiaries. The method of allocation of current income taxes between the affiliates is subject to a written agreement under which the Company incurs a liability to PLC to the extent that a separate return calculation indicates that the Company has a federal income tax liability. If the Company has an income tax benefit, the benefit is recorded currently to the extent that it can be carried back against prior years’ separate company income tax expense. Any amount not carried back is carried forward on a separate company basis. Income taxes recoverable (payable) are recorded in the federal income taxes receivable (payable) account and are settled periodically, per the tax sharing agreement.

34

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The components of the net deferred tax asset/(deferred tax liability) (“DTA”/(“DTL”)) as of December 31 are as follows:

	12/31/2022			12/31/2021			Change
1.	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) Ordinary	(8) Capital	(9) (Col 7+8) Total

	($ in thousands)

(a) Gross Deferred Tax Assets	$60,509	$234	$60,743	$68,040	$233	$68,273	$(7,531)	$1	$(7,530)

(b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

(c) Adjusted Gross Deferred Tax Assets (1a - 1b)	60,509	234	60,743	68,040	233	68,273	(7,531)	1	(7,530)

(d) Deferred Tax Assets Nonadmitted	37,325	—	37,325	43,663	—	43,663	(6,338)	—	(6,338)

(e) Subtotal Net Admitted Deferred Tax Asset) (1c-1d)	23,184	234	23,418	24,377	233	24,610	(1,193)	1	(1,192)

(f) Deferred Tax Liabilities	7,458	—	7,458	7,198	—	7,198	260	—	260

(g) Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) (1e-1f)	$15,726	$234	$15,960	$17,179	$233	$17,412	$(1,453)	$1	$(1,452)

	12/31/2022			12/31/2021			Change
2.	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) Ordinary	(8) Capital	(9) (Col 7+8) Total

	($ in thousands)

Admission Calculation Components - SSAP No. 101

(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carryback	$—	$234	$234	$—	$233	$233	$—	$1	$1

(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets from 2(a) above) After Application of the Threshold Limitation (The Lesser of 2(b)(1) and 2(b)2 Below)	15,726	—	15,726	17,179	—	17,179	(1,453)	—	(1,453)

1) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	15,726	—	15,726	17,179	—	17,179	(1,453)	—	(1,453)

2) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	79,026	XXX	XXX	73,193	XXX	XXX	5,833

(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	7,458	—	7,458	7,198	—	7,198	260	—	260

(d) Deferred Tax Assets Admitted as the result of Application of SSAP No. 101. Total 2(a) +2(b) +2(c)	$23,184	$234	$23,418	$24,377	$233	$24,610	$(1,193)	$1	$(1,192)

35

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

	2022	2021

	($ in thousands)

(a) Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	896%	1280%

(b) Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation In 2(b)2 Above.	$566,866	$521,034

	12/31/2022		12/31/2021		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1-3) Ordinary	(6) (Col 2-4) Capital

($ in thousands)

Impact of Tax Planning Strategies

(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax assets, By Tax Character as a Percentage

1. Adjusted Gross DTA Amount From Note 9A1(c)	$60,509	$234	$68,040	$233	$(7,531)	$1

2. Percentage of Adjusted Gross DTAs By Tax Character Attributable to the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

3. Net Admitted Adjusted Gross DTA Amount From Note 9A1(e)	$23,184	$234	$24,377	$233	$(1,193)	$1

4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

Does the Company’s tax-planning strategies include the use of reinsurance?			Yes		No	X

The Company has no DTLs that are not recognized.

36

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Current income taxes incurred consist of the following major components:

1.	(1) 2022	(2) 2021	(3) (Col 1-2) Change

	($ in thousands)
(a) Federal	$(25)	$3,531	$(3,556)
(b) Foreign	—	—	—
(c) Subtotal (1a+1b)	(25)	3,531	(3,556)
(d) Federal income tax on capital gains	890	19	871
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred (1c+1d+1e+1f)	$865	$3,550	$(2,685)

1.	(1) 2021	(2) 2020	(3) (Col 1-2) Change

	($ in thousands)
(a) Federal	$3,531	$5,889	$(2,358)
(b) Foreign	—	—	—
(c) Subtotal (1a+1b)	3,531	5,889	(2,358)
(d) Federal income tax on capital gains	19	1,448	(1,429)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred (1c+1d+1e+1f)	$3,550	$7,337	$(3,787)

37

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

2. Deferred Tax Assets	(1) 12/31/2022	(2) 12/31/2021	(3) (Col 1-2) Change

	($ in thousands)
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium reserve	—	—	—
(3) Policyholder reserves	27,913	30,151	(2,238)
(4) Investments	—	—	—
(5) Deferred acquisition costs	31,616	36,879	(5,263)
(6) Policyholder dividends accrual	205	205	—
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	—	—	—
(9) Pension accrual	—	—	—
(10) Receivables - nonadmitted	771	805	(34)
(11) Net operating loss carryforward	—	—	—
(12) Tax credit carryforward	—	—	—
(13) Other	4	—	4
(99) Subtotal (sum of 2a1 through 2a13)	60,509	68,040	(7,531)

(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	37,325	43,663	(6,338)
(d) Admitted ordinary deferred tax assets (2a99-2b-2c)	23,184	24,377	(1,193)

(e) Capital:
(1) Investments	234	233	1
(2) Net capital loss carryforward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(99) Subtotal (2e1+2e2+2e3+2e4)	234	233	1

(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—
(h) Admitted capital deferred tax assets (2e99-2f-2g)	234	233	1
(i) Admitted deferred tax assets (2d+2h)	$23,418	$24,610	$(1,192)

38

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

3. Deferred Tax Liabilities	(1) 12/31/2022	(2) 12/31/2021	(3) (Col 1-2) Change

	($ in thousands)
(a) Ordinary
(1) Investments	$5,492	$5,032	$460
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premium	1,014	618	396
(4) Policyholder reserves	752	1,331	(579)
(5) Other	200	217	(17)
(99) Subtotal (3a1+3a2+3a3+3a4+3a5)	7,458	7,198	260

(b) Capital:
(1) Investments	—	—	—
(2) Real estate	—	—	—
(3) Other	—	—	—
(99) Subtotal (3b1+3b2+3b3)	—	—	—
(c) Deferred tax liabilities (3a99+3b99)	$7,458	$7,198	$260

4. Net deferred tax assets/liabilities (2i-3c)	$15,960	$17,412	$(1,452)

The change in net deferred income taxes as of December 31 is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income tax in the Statements of Changes in Capital and Surplus):

	(1) 12/31/2022	(2) 12/31/2021	(3) (Col 1-2) Change

	($ in thousands)
Adjusted gross deferred tax assets	$60,743	$68,273	$(7,530)
Total deferred tax liabilities	7,458	7,198	260
Net deferred tax assets (liabilities)	$53,285	$61,075	(7,790)
Tax effect of unrealized gains/(losses)			135
Change in net deferred income tax			$(7,925)

	(1) 12/31/2021	(2) 12/31/2020	(3) (Col 1-2) Change

	($ in thousands)
Adjusted gross deferred tax assets	$68,273	$74,157	$(5,884)
Total deferred tax liabilities	7,198	7,839	(641)
Net deferred tax assets (liabilities)	$61,075	$66,318	(5,243)
Tax effect of unrealized gains/(losses)			335
Change in net deferred income tax			$(5,578)

39

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

On August 16, 2022, H.R. 5376, the Inflation Reduction Act of 2022 (“IRA”) was signed into law. In general, beginning in 2023, it imposes a 15% Corporate Alternative Minimum Tax (“CAMT”) on U.S. corporations if their average annual financial statement pre-tax income exceeds $1 billion. When applicable, this criterion includes such income of a U.S. corporation's foreign parent. The Company expects to meet this criterion and may be liable for this new tax in the future. The income tax related impacts of the IRA are not material to the Company's financial statements for the period ended December 31, 2022.

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31 are as follows:

	2022	Effective Tax Rate (%)	2021	Effective Tax Rate (%)	2020	Effective Tax Rate (%)

	($ in thousands)
Provision computed at statutory rate	$9,178	21.0%	$10,192	21.0%	$9,756	21.0%

Tax on STAT capital gains (losses)	802	1.8	599	1.2	(649)	(1.4)
Amortization of IMR	(1,064)	(2.4)	(1,158)	(2.3)	(1,115)	(2.5)
Change in nonadmitted assets	21	—	(277)	(0.6)	(459)	(1.0)
Nondeductible expense	42	0.1	5	—	7	—
Tax-exempt income deduction	(6)	—	(6)	—	(16)	—
Dividends received deduction	(108)	(0.2)	(147)	(0.3)	(105)	(0.2)
Prior year deferred tax true-up	(8)	—	(29)	(0.1)	(189)	(0.4)
Prior year current tax true-up	17	—	30	0.1	171	0.4
Gain (Loss) on reinsurance	(51)	(0.1)	(56)	(0.1)	(66)	(0.1)
Foreign tax credit	(33)	(0.1)	(25)	(0.1)	(33)	(0.1)
Total	$8,790	20.1%	$9,128	18.8%	$7,260	15.6%

Federal and foreign income taxes incurred	$(25)	(0.1)%	$3,531	7.3%	$5,889	12.7%
Tax on capital gains/(losses)	890	2.0	19	—	1,448	3.1
Change in net deferred income taxes charge/(benefit)	7,925	18.2	5,578	11.5	(77)	(0.2)
Total statutory income taxes	$8,790	20.1%	$9,128	18.8%	$7,260	15.6%

As of December 31, 2022, the Company had no operating loss, no capital loss, and no foreign tax credit carryforwards available to offset future net income subject to federal income taxes.

40

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company incurred the following income taxes in the current year and preceding years that would be available for recoupment in the event of future net losses:

	Ordinary	Capital	Total

	($ in thousands)
2020	$—	$1,718	$1,718
2021	—	1,920	1,920
2022	—	729	729
Total	$—	$4,367	$4,367

The Company had no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company had no state transferable tax credits at December 31, 2022 or 2021.

The Company's federal income tax return for 2022 will be consolidated with the following entities:

A.U.L. Corp.	New World Warranty Corp.
Asset Protection Financial, Inc.	PIPCO Reinsurance Company, Ltd.
Atlas Peak Insurance Company, Ltd.	Protective Administrative Services, Inc.
AUL Insurance Agency, Inc.	Protective Asset Protection, Inc.
Chesterfield International Reinsurance Limited	Protective Finance Corporation
Concourse Financial Group Agency, Inc.	Protective Finance Corporation II
Concourse Financial Group Securities, Inc.	Protective Finance Corporation IV
D.R.G., Inc.	Protective Life Corporation
Dealer Services Reinsurance, Ltd.	Protective Life Insurance Company
Empower Financial Resources, Inc.	Protective Property & Casualty Insurance Company
First Protection Company	Protective Real Estate Holdings, Inc.
First Protection Corporation	The Advantage Warranty Corporation
First Protection Corporation of Florida	United States Warranty Corp.
Golden Gate Captive Insurance Company	USWC Holding Company
Interstate Administrative Services, Inc.	USWC Installment Program, Inc.
Interstate National Corporation	Warranty Business Services Corporation
Interstate National Dealer Services of Florida, Inc.	Warranty Direct, Inc.
Interstate National Dealer Services, Inc.	Warranty Topco, Inc.
Investment Distributors, Inc.	West Coast Life Insurance Company
LASAS Technologies, Inc.	Western Diversified Services, Inc.
MONY Life Insurance Company	Western General Dealer Services, Inc.
National Warranty Corp.	Western General Warranty Corporation
New World Re	Wisconsin A.U.L., Inc.

The Company does not have any federal income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

6.	Information Concerning Parent, Subsidiaries, and Affiliates

The Company received no capital contributions in 2022 and 2021. In the fourth quarter of 2020, the Company received a cash capital contribution of $100.0 million from its parent, PLICO.

The Company paid no dividends in the three-year period ended December 31, 2022.

41

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another’s behalf. Receivables and payables among affiliates are generally settled monthly. As of December 31, 2022, the Company had an intercompany receivable from its affiliates of $2.9 million included in “Other assets” and a payable of $1.1 million. As of December 31, 2021, the Company had an intercompany receivable from its affiliates of $18.8 million included in “Other assets” and a payable of $1.2 million.

PLC has contracts with its affiliates under which it supplies investment, legal and data processing services on a fee basis and other managerial and administrative services on a shared cost basis. In addition, the affiliates have a joint contract relating to allocation of costs for services performed by employees of one affiliate for another. The Company paid $35.5 million, $37.3 million, and $36.6 million during the years ended December 31, 2022, 2021, and 2020, respectively, for these services.

PLICO entered into a guaranty agreement on October 27, 1993, with the Company. PLICO has guaranteed the payment of all insurance policy claims made by the holders or beneficiaries of any policies, which were issued after the date of the guaranty agreement in accordance with the terms of said policies. Total liabilities for policies covered by this agreement were $1.8 billion and $2.0 billion at December 31, 2022 and 2021, respectively.

PLICO entered into a guaranty agreement with the Company on December 31, 1995, whereby PLICO guaranteed that the Company will perform all of the obligations of PLICO pursuant to the terms and conditions of an indemnity coinsurance agreement between PLICO and an unaffiliated life insurance company. Total liabilities related to this coinsurance agreement were $5.4 million and $5.5 million at December 31, 2022 and 2021, respectively.

The Company entered into an agreement with PLICO in 2012 in which a loan can be given to or received from PLICO subject to certain limitations as described in the agreement. The Company had no loaned or borrowed amounts as of December 31, 2022 and 2021.

7.	Capital and Surplus, Shareholder’s Dividend Restrictions

Dividends and distributions on preferred and common stock are non-cumulative and are paid as determined by the Board of Directors. Dividends and distributions may be paid without approval of the Insurance Commissioner of the State of Alabama in an amount up to the greater of 10% of policyholders’ surplus as of the preceding December 31, or the Company’s net gain from operations for the preceding year, subject to earned surplus limitations and reduced by dividends or distributions paid within the preceding twelve months. In the three-year period ended December 31, 2022, the Company paid no dividends on common stock or preferred stock. The Company is eligible to pay dividends of $10.7 million during 2023 without the approval of the Insurance Commissioners of the State of Alabama. The participating preferred stock can be redeemed at the option of the Company at $1,000 per share.

The portion of unassigned funds (surplus) represented or reduced for cumulative unrealized gains and losses was $(2.3) million and $(1.7) million as of December 31, 2022 and 2021, respectively.

The portion of unassigned funds (surplus) reduced for nonadmitted assets was $41.2 million and $47.6 million as of December 31, 2022 and 2021, respectively.

42

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to identify inadequately capitalized insurance companies based upon the types and mixtures of risk inherent in the insurer's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company was adequately capitalized under the formula at December 31, 2022 and 2021.

8.	Liabilities, Commitments, and Contingencies

The Company has not entered into any contingent commitments or guarantees. The Company did not recognize any gain contingencies during the three-year period ended December 31, 2022.

The Company paid no claims in the reporting period to settle claims-related extra contractual obligations or bad faith claims stemming from lawsuits during 2022, 2021, and 2020.

Scottish Re (U.S.), Inc. ("SRUS") was placed in rehabilitation on March 6, 2019 by the State of Delaware. Under the related order, the Insurance Commissioner of the State of Delaware has been appointed the receiver of SRUS (the “Receiver”) and provided with authority to conduct and continue the business of SRUS in the interest of its cedents, creditors, and stockholder. The order was accompanied by an injunction requiring the continued payment of reinsurance premiums to SRUS and temporarily prohibiting cedents, including the Company, from offsetting premiums payable against receivables from SRUS. On June 20, 2019, the Delaware Court of Chancery (the “Court”) entered an order approving a Revised Offset Plan, which allows cedents, including the Company, to offset premiums under certain circumstances.

A proposed Rehabilitation Plan (“Original Rehabilitation Plan”) was filed by the Receiver on June 30, 2020. The Original Rehabilitation Plan presents the following two options to each cedent: 1) remain in business with SRUS and be governed by the Rehabilitation Plan, or 2) recapture business ceded to SRUS. Due to SRUS’s financial status, neither option would pay 100% of the Company’s outstanding claims. The Original Rehabilitation Plan would impose certain financial terms and conditions on the cedents based on the election made, the type of business ceded, the manner in which the business is collateralized, and the amount of losses sustained by the cedent. On October 9, 2020, the Receiver filed a proposed order setting forth a schedule to present the Original Rehabilitation Plan for Court approval, which order contemplated possible modifications to the Rehabilitation Plan to be filed with the Court by March 16, 2021. The Court approved the order. On March 16, 2021, the Receiver filed a draft Amended Rehabilitation Plan (“Amended Plan”). The majority of the substance and form of the original Rehabilitation Plan, including its two-option structure described above, remained in place.

For much of 2020 and into early 2021, a group of interested parties collectively requested certain information and financial data from the Receiver that would allow them to more fully evaluate first the Original Rehabilitation Plan and then the Amended Plan. This group also had a number of conversations with counsel for the Receiver regarding concerns over the Plan. On June 30, 2022, the Receiver filed a motion seeking approval of a Modified Plan, along with a number of financial disclosure documents, including a liquidation analysis. While there are significant changes proposed in the Modified Plan (as compared to the Original Rehabilitation Plan and the Amended Plan), much of the economic substance (including not paying claims in full) of the Original/Amended Rehabilitation Plan are included in the Modified Plan.

43

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Court provided a framework to be followed by the Receiver to seek formal approval of the Rehabilitation Plan. This framework included filing the motion specifically seeking that relief and supporting that motion with the disclosure document containing the information that the Receiver believes is sufficient to enable parties to evaluate whether to object. In response to that document, interested parties (those with standing) may file objections and seek discovery. On October 24, 2022, a number of interested parties filed objections to the Modified Plan. After discovery, the parties will brief the issues and an evidentiary hearing on the Rehabilitation Plan will follow. A tentative timeline, beginning in August 2022, has been set, although given the inherent delays associated with the case, the tentative timeline is likely to be extended.

As of December 31, 2022, the Company had outstanding claim reserves from SRUS of $0.3 million, including a recoverable of $0.2 million. In addition, the Company had a statutory reserve credit of $3.4 million at December 31, 2022. As of December 31, 2022, the Company accrued a loss contingency reserve of $1.0 million under SSAP No. 5R, “Liabilities, Contingencies, and Impairment of Assets” with respect to amounts receivable from SRUS for ceded claims and reserves. As of December 31, 2021, the Company had outstanding claim reserves from SRUS of $0.5 million, including a $0.5 million recoverable. In addition, the Company had a statutory reserve credit of $4.0 million at December 31, 2021. As of December 31, 2021, the Company accrued a loss contingency reserve of $1.9 million under SSAP No. 5R, “Liabilities, Contingencies, and Impairment of Assets” with respect to amounts receivable from SRUS for ceded claims and reserves. The Company continues to monitor SRUS and the actions of the receiver through discussions with legal counsel and review of publicly available information. As of December 31, 2022, management does not believe that the ultimate outcome of the rehabilitation process will have a material impact on the Company’s financial position or results of operations.

A number of judgments have been returned against insurers, broker dealers and other providers of financial services involving, among other things, sales, underwriting practices, product design, product disclosure, administration, denial or delay of benefits, benefit payment methods, charging excessive or impermissible fees, recommending unsuitable products to customers, breaching fiduciary or other duties to customers, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, payment of sales and other contingent commissions, and other matters. Often these legal proceedings have resulted in the award of substantial judgments that are disproportionate to actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given legal proceeding. Arbitration awards are subject to very limited appellate review. In addition, in some legal proceedings, companies have made material settlement payments. In some instances, substantial judgments may be the result of a party’s perceived ability to satisfy such judgments as opposed to the facts and circumstances regarding the claims made.

At any given time, a number of financial, market conduct, or other examinations or audits of the Company’s subsidiaries, as well as other insurance companies from whom the Company has coinsured blocks of life insurance and annuity policies, may be ongoing. It is possible that any examination or audit may result in payments of fines and penalties, payments to customers, or both, as well as changes in systems or procedures, or restrictions on business activities, any of which could have a material adverse effect on the Company’s business, financial condition and results of operations. The Company monitors these matters for any developments that may make a loss contingency associated with any such audit or exam reasonably estimable.

44

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company, like other insurance companies, in the ordinary course of business, is involved in legal proceedings. The Company cannot predict the outcome of any legal proceeding, nor can it provide an estimate of the possible loss, or range of loss, that may result from such legal proceeding. However, with respect to such legal proceedings, the Company does not expect that its ultimate liability, if any, will be material to its financial condition.

9.	Reinsurance

The Company remains liable with respect to ceded reinsurance should any reinsurer fail to meet the obligations that it assumed. The Company evaluates the financial condition of its reinsurers and monitors the associated concentration of credit risk.

Reinsurance Ceded

The Company had no amounts ceded to affiliates in 2022 and 2021.

The Company has ceded the following to non-affiliated insurers as of and for the years ended December 31:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$7,104,186	$6,803,420
Policy reserves ceded	127,513	149,623
Policy and claim liabilities ceded	7,589	8,407
Premiums ceded	27,666	26,190

Accident and health:
Policy reserves ceded	$248	$262
Premiums ceded	2	—

For the year ended December 31, 2020, the Company ceded life insurance premiums of $27.7 million to non-affiliated insurers.

45

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reinsurance Assumed

The Company has assumed from non-affiliated insurers as of and for the years ended December 31 as follows:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$8,352,547	$8,857,427
Policy reserves assumed	2,987,697	3,229,674
Policy and claim liabilities assumed	23,318	28,070
Premiums assumed	61,270	75,151

Accident and health:
Policy reserves assumed	$635	$754
Premiums assumed	3,293	20

For the year ended December 31, 2020, the Company assumed life insurance premiums of $100.6 million and accident and health premiums of $20 thousand from non-affiliated issurers.

None of the reinsurers included as “non-affiliated” in the above tables are owned in excess of 10% or controlled, either directly or indirectly, by the Company or any representative, officer, trustee, or director of the Company. No policies issued by the Company have been reinsured with a company chartered in a country other than the United States (excluding U.S. Branches of such companies) which is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor of an insured or any other person not primarily engaged in the insurance business.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company does not have any reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

The Company had no aggregate reductions to surplus for terminations of reinsurance agreements during 2022, 2021, and 2020. No new agreements were executed nor existing agreements amended during 2022, 2021, and 2020 to include policies or contracts which were in-force, or which had existing reserves established by the Company, as of the effective date of the agreement.

The Company has not written any receivables off as uncollectible during the three-year period ended December 31, 2022. As of December 31, 2022 and 2021, the Company had $2.2 million and $2.2 million, respectively, of nonadmitted reinsurance receivables.

The Company had no commutation of ceded reinsurance during the three-year period ended December 31, 2022.

46

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company had the following reinsurance recoverable balances relating to paid losses:

	Amount Recoverable as of December 31, 2022	% of Total	Rating
	($ in thousands)
RGA Reinsurance Company	$835	48.6%	A.M. Best Company A+
Security Life of Denver Insurance Company	373	21.7	Not rated
Swiss Re Life & Health America Inc.	190	11.1	A.M. Best Company A+
Scottish Re (U.S.) Inc.	189	11.0	Not rated
The Lincoln National Life Insurance Company	122	7.1	A.M. Best Company A
Munich American Reassurance Company	8	0.5	A.M. Best Company A+
	$1,717	100.0%

	Amount Recoverable as of December 31, 2021	% of Total	Rating
	($ in thousands)
Security Life of Denver Insurance Company	$1,704	35.4%	Not rated
RGA Reinsurance Company	1,213	25.2	A.M. Best Company A+
Scottish Re (U.S.) Inc.	534	11.1	Not rated
The Lincoln National Life Insurance Company	431	9.0	A.M. Best Company A+
Swiss Re Life & Health America Inc.	425	8.8	A.M. Best Company A+
All other companies	506	10.5
	$4,813	100.0%

10.	Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk

Derivative Financial Instruments

The table below summarizes the notional amount of the Company's financial instruments with off-balance sheet risk as of December 31:

	Assets		Liabilities
	2022	2021	2022	2021

	($ in thousands)
Futures	$18,706	$8,110	$8,125	$36,244
Options	163,761	228,617	149,627	215,311
Totals	$182,467	$236,727	$157,752	$251,555

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset / liability management programs and risk management strategies. In addition, all derivative programs are monitored by the Company’s risk management department. A description of the Company’s objectives for using derivatives is described more fully in Note 1.

47

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

None of the Company’s derivative instruments qualify for hedge accounting. Therefore, they are reported at fair value and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in the fair value of these derivatives are recognized immediately as unrealized gains and losses.

As of December 31, 2022, the Company had posted cash and securities (at fair value) for its derivatives as collateral of $3.8 million and $4.6 million, respectively. Of this amount, $2.5 million and $4.6 million of cash and securities, respectively, related to outstanding futures, and $1.3 million of cash was posted as collateral for outstanding options. As of December 31, 2022, the Company received $1.0 million of cash as collateral related to options.

As of December 31, 2021, the Company had posted cash and securities (at fair value) for its derivatives as collateral of $1.7 million and $5.1 million, respectively. Of this amount, $1.1 million and $5.1 million of cash and securities, respectively, related to outstanding futures, and $0.6 million of cash was posted as collateral for outstanding options. As of December 31, 2021, the Company received $1.0 million of cash as collateral related to options.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of over-the-counter options is represented by the fair value of contracts with a positive fair value at the reporting date. As of December 31, 2022 and 2021, the Company had received $1.0 million and $1.0 million, respectively, of cash pledged as collateral. Because exchange-traded futures and options are effected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties. The Company also attempts to minimize its exposure to credit risk through the use of multiple highly-rated counterparties.

Other Off-Balance Sheet Financial Instruments

The table below presents a summary of the contractual amounts of off-balance sheet financial instruments, other than derivative financial instruments, as of December 31:

	2022	2021

	($ in thousands)
Commitments to extend mortgage loans	$—	$4,800

Commitments to extend mortgage loans are agreements to lend to a borrower, provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses.

For commitments to extend mortgage loans, the amounts presented above do not represent amounts at risk if the counterparty defaults.

The collateral held for commitments to extend mortgage loans is a cash commitment fee, which is forfeited if the counterparty fails to perform.

48

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

11.	Participating Policies

Direct and assumed premiums under individual life participating policies were $10.2 million and 12.2%, $10.8 million and 7.0%, and $11.3 million and 7.7% for the years ended December 31, 2022, 2021, and 2020, respectively, of total direct and assumed individual life premium earned. The Company accrues dividends when declared by the Board of Directors in “Policyholders’ dividends”. Dividends to policyholders were $1.1 million, $1.1 million, and $1.1 million for the years ended December 31, 2022, 2021, and 2020, respectively. The Company has not allocated any additional income to participating policyholders.

12.	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract liabilities as of December 31, 2022 are as follows:

Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total

	($ in thousands)
(1) Subject to discretionary withdrawals

a. With market value adjustments	$7,315	$219	$—	$7,534	0.3%
b. At book value less current surrender charge of 5% or more	270,214	—	—	270,214	11.1
c. At fair value	—	—	154,452	154,452	6.3
d. Total with market value adjustment or at fair value (total of a through c)	277,529	219	154,452	432,200	17.7
e. At book value without adjustment (minimal or no charge or adj.)	1,969,898	—	—	1,969,898	80.5
(2) Not subject to discretionary withdrawal provision	45,043	—	—	45,043	1.8
(3) Total (gross: direct + assumed)	2,292,470	219	154,452	2,447,141	100.0%
(4) Reinsurance ceded	1,630	—	—	1,630
(5) Total (net) (3) - (4)	$2,290,840	$219	$154,452	$2,445,511
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$179,501	$—	$—	$179,501

49

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total

	($ in thousands)
(1) Subject to discretionary withdrawals

a. With market value adjustments	$—	$7,288	$—	$7,288	28.9%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	—	7,288	—	7,288	28.9
e. At book value without adjustment (minimal or no charge or adj.)	—	49	—	49	0.2
(2) Not subject to discretionary withdrawal provision	17,874	—	—	17,874	70.9
(3) Total (gross: direct + assumed)	17,874	7,338	—	25,211	100.0%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) - (4)	$17,874	$7,338	$—	$25,211
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date	$—	$—	$—	$—

Deposit-type Contracts (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total

	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adj.)	17,743	—	—	17,743	50.2
(2) Not subject to discretionary withdrawal provision	17,600	—	—	17,600	49.8
(3) Total (gross: direct + assumed)	35,343	—	—	35,343	100.0%
(4) Reinsurance ceded	1,263	—	—	1,263
(5) Total (net) (3) - (4)	$34,080	$—	$—	$34,080
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date	$—	$—	$—	$—

Reconciliation of Total Annuity Actuarial Reserves and Deposit Fund Liabilities:

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Annuities Section, Total (net)	$2,302,709
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	6,005
Exhibit 7, Deposit-Type Contracts, Line 14, column 1	34,080
Subtotal	2,342,794
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	162,009
Subtotal	162,009
Combined total	$2,504,803

50

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract liabilities as of December 31, 2021 are as follows:

Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total

	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$7,884	$306	$—	$8,190	0.3%
b. At book value less current surrender charge of 5% or more	533,891	—	—	533,891	19.4
c. At fair value	—	—	173,388	173,388	6.3
d. Total with market value adjustment or at fair value (total of a through c)	541,775	306	173,388	715,469	26.0
e. At book value without adjustment (minimal or no charge or adj.)	1,992,728	—	—	1,992,728	72.3
(2) Not subject to discretionary withdrawal provision	45,501	—	—	45,501	1.7
(3) Total (gross: direct + assumed)	2,580,004	306	173,388	2,753,698	100.0%
(4) Reinsurance ceded	1,312	—	—	1,312
(5) Total (net) (3) - (4)	$2,578,692	$306	$173,388	$2,752,386
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$356,680	$—	$—	$356,680

Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total

	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$—	$7,243	$—	$7,243	27.2%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	—	7,243	—	7,243	27.2
e. At book value without adjustment (minimal or no charge or adj.)	—	292	—	292	1.1
(2) Not subject to discretionary withdrawal provision	19,048	—	—	19,048	71.7
(3) Total (gross: direct + assumed)	19,048	7,535	—	26,583	100.0%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) - (4)	$19,048	$7,535	$—	$26,583
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date	$—	$—	$—	$—

51

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Deposit-type Contracts (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total

	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adj.)	13,299	—	—	13,299	43.3
(2) Not subject to discretionary withdrawal provision	17,386	—	—	17,386	56.7
(3) Total (gross: direct + assumed)	30,685	—	—	30,685	100.0%
(4) Reinsurance ceded	1,391	—	—	1,391
(5) Total (net) (3) - (4)	$29,294	$—	$—	$29,294
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date	$—	$—	$—	$—

Reconciliation of Total Annuity Actuarial Reserves and Deposit Fund Liabilities:

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Annuities Section, Total (net)	$2,591,662
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	6,078
Exhibit 7, Deposit-Type Contracts, Line 14, column 1	29,294
Subtotal	2,627,034
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	181,229
Subtotal	181,229
Combined total	$2,808,263

52

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

13.	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

Withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2022, are as follows:

General Account

	Account Value	Cash Value	Reserve

	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$37	$38
Universal Life	1,922,617	2,107,636	2,230,846
Universal Life with Secondary Guarantees	5,500	3,549	26,407
Other Permanent Cash Value Life Insurance	—	309,359	328,029
Variable Universal Life	2,501	3,190	3,139

Not subject to discretionary withdrawal or no cash values
Term Policies without cash value	XXX	XXX	168,034
Accidental Death Benefits	XXX	XXX	81
Disability - Active Lives	XXX	XXX	936
Disability - Disabled Lives	XXX	XXX	3,662
Miscellaneous Reserves	XXX	XXX	9,323
Total (Gross: direct + assumed)	1,930,618	2,423,771	2,770,495
Reinsurance Ceded	1,756	1,804	124,339
Total (net)	$1,928,862	$2,421,967	$2,646,156

Reconciliation of Total Life Reserves

($ in thousands)
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$2,632,154
Exhibit 5, Accidental Death Benefits Section, Total (net)	81
Exhibit 5, Disability - Active Lives Section, Total (net)	936
Exhibit 5, Disability - Disabled Lives Section, Total (net)	3,662
Exhibit 5, Miscellaneous Reserves Section Total (net)	9,323
Subtotal	2,646,156
Separate Accounts Annual Statement	—
Combined total	$2,646,156

53

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2021, are as follows:

General Account

	Account Value	Cash Value	Reserve

	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$36	$37
Universal Life	2,031,913	2,202,986	2,308,952
Universal Life with Secondary Guarantees	5,374	3,256	24,427
Other Permanent Cash Value Life Insurance	—	293,213	311,223
Variable Universal Life	2,373	2,373	2,328

Not subject to discretionary withdrawal or no cash values
Term Policies without cash value	XXX	XXX	186,574
Accidental Death Benefits	XXX	XXX	54
Disability - Active Lives	XXX	XXX	1,008
Disability - Disabled Lives	XXX	XXX	3,722
Miscellaneous Reserves	XXX	XXX	9,745
Total (Gross: direct + assumed)	2,039,660	2,501,864	2,848,070
Reinsurance Ceded	1,857	1,865	146,547
Total (net)	$2,037,803	$2,499,999	$2,701,523

Reconciliation of Total Life Reserves

($ in thousands)
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$2,686,994
Exhibit 5, Accidental Death Benefits Section, Total (net)	54
Exhibit 5, Disability - Active Lives Section, Total (net)	1,008
Exhibit 5, Disability - Disabled Lives Section, Total (net)	3,722
Exhibit 5, Miscellaneous Reserves Section Total (net)	9,745
Subtotal	2,701,523
Separate Accounts Annual Statement	—
Combined total	$2,701,523

14.	Premiums Deferred and Uncollected

Life insurance premiums deferred and uncollected represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

54

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Deferred and uncollected life insurance premiums, net of reinsurance, as of December 31 were as follows:

2022
Type	Gross	Net of Loading

	($ in thousands)
Ordinary new business	$1,607	$1,598
Ordinary renewal	4,731	4,228
Group Life	(936)	(976)
Totals	$5,402	$4,850

2021
Type	Gross	Net of Loading

	($ in thousands)
Ordinary new business	$647	$646
Ordinary renewal	3,701	3,212
Group Life	(852)	(915)
Totals	$3,496	$2,943

15.	Separate Accounts

The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company reported assets and liabilities from the following product lines into a Separate Account:

•	Market value adjusted annuities

•	Variable annuities

Separate Accounts held by the Company are for variable annuity and individual and group market value adjusted annuity contracts. The Separate Account for market value adjusted annuities provides the opportunity for the policyholder to invest in one or any combination of interest rate guarantee periods. The assets for this account are carried at fair value and are held in a non-unitized Separate Account. Amounts withdrawn from the contract in excess of the free withdrawal amount are subject to market value adjustment, which can be positive or negative. The market value adjusted annuity business has been included in the “Non-indexed Guarantee more than 4%” and the “Non-indexed Guarantee less than 4%” columns of the table disclosing information regarding the Company’s Separate Account as shown later in Note 15.

The Separate Accounts for the individual and group variable business invest in shares of various mutual funds with external investment advisors. The net investment experience of the Separate Account is credited directly to the policyholder and can be positive or negative. The individual and group variable business has been included in the “Nonguaranteed Separate Accounts” column of the table disclosing information regarding the Company’s Separate Accounts as shown later in Note 15.

Some of the variable annuity contracts contain GMDB and GLWB features, which are described in Note 1.

These products are included within the Separate Accounts pursuant to Alabama Code §27-38-1.

55

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

In accordance with the products recorded within the Separate Account, all of the Company’s assets are considered legally insulated from the General Account. As of December 31, 2022 and 2021, the Company’s Separate Account included legally insulated assets of $165.7 million and $179.2 million, respectively. The assets legally insulated from the General Account as of December 31 are attributed to the following products:

Product	2022	2021

	($ in thousands)
Market value adjusted annuities	$10,169	$3,982
Variable annuities	155,496	175,188
Total	$165,665	$179,170

In accordance with the products recorded within the Separate Account, some Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken, the Separate Account paid risk charges of $4.0 million in 2022, $4.3 million in 2021, $4.3 million in 2020, $4.7 million in 2019, and $5.1 million in 2018.

For the year ended December 31, 2022, $44 thousand was paid by the General Account toward Separate Account guarantees. The total Separate Account guarantees paid by the General Account for the preceding four years ended December 31, 2021, 2020, 2019, and 2018, were $7 thousand, $92 thousand, $6 thousand, and $2 thousand, respectively.

The Company did not have securities lending transactions within the Separate Accounts during either 2022 or 2021.

56

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Information regarding the Company's Separate Accounts is as follows:

2022

	Indexed	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total

	($ in thousands)
(1) Premiums, consideration or deposits for the year ended 12/31/2022	$—	$—	$—	$19,282	$19,282
Reserves at 12/31/2022
(2) For accounts with assets at:
(a) Fair value	$—	$7,557	$—	$154,452	$162,009
(b) Amortized cost	—	—	—	—	—
(c) Total reserves	$—	$7,557	$—	$154,452	$162,009
(3) By withdrawal characteristics:
(a) Subject to discretionary withdrawal:
1. With market value adjustment	$—	$7,557	$—	$—	$7,557
2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	154,452	154,452
4. At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
5. Subtotal	—	7,557	—	154,452	162,009
(b) Not subject to discretionary withdrawal	—	—	—	—	—
(c) Total	$—	$7,557	$—	$154,452	$162,009

(4) Reserves for Asset Default Risk in Lieu of AVR	$—	$—	$—	$—	$—

57

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021

	Indexed	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total

	($ in thousands)
(1) Premiums, consideration or deposits for the year ended 12/31/2021	$—	$—	$—	$19,679	$19,679
Reserves at 12/31/2021
(2) For accounts with assets at:
(a) Fair value	$—	$7,841	$—	$173,388	$181,229
(b) Amortized cost	—	—	—	—	—
(c) Total reserves	$—	$7,841	$—	$173,388	$181,229
(3) By withdrawal characteristics:
(a) Subject to discretionary withdrawal:
1. With market value adjustment	$—	$7,841	$—	$—	$7,841
2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	173,388	173,388
4. At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
5. Subtotal	—	7,841	—	173,388	181,229
(b) Not subject to discretionary withdrawal	—	—	—	—	—
(c) Total	$—	$7,841	$—	$173,388	$181,229

(4) Reserves for Asset Default Risk in Lieu of AVR	$—	$—	$—	$—	$—

2020

	Indexed	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total

	($ in thousands)
Premiums, consideration or deposits for the year ended 12/31/2020	$—	$2	$—	$707	$709

A reconciliation of net transfers to (from) Separate Accounts is as follows:

	2022	2021	2020

	($ in thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$19,309	$19,685	$715
Less: Transfers from Separate Accounts	11,809	14,748	18,920
Net transfers to/(from) Separate Accounts	7,500	4,937	(18,205)
Reconciling adjustments:
Transfers assumed under reinsurance agreements	(17,899)	9,916	(3,422)
Transfers as reported in the Statements of Operations	$(10,399)	$14,853	$(21,627)

58

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

16.	Fair Value Measurements

The Company determines the fair value of its financial instruments in accordance with SSAP No. 100R, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about assets and liabilities measured at fair value. The definition of fair value in SSAP No. 100R focuses on an “exit price”, the price that would be received to sell the asset or paid to transfer the liability. Included in various line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or fair value.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The hierarchy is defined as follows:

Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

(a)	Quoted prices for similar assets or liabilities in active markets,

(b)	Quoted prices for identical or similar assets or liabilities in non-active markets,

(c)	Inputs other than quoted market prices that are observable, and

(d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table provides information as of December 31 about the Company’s financial assets (other than derivative instruments) measured at fair value:

2022

Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

	($ in thousands)
Assets at fair value
Perpetual preferred stock
Industrial and miscellaneous	$3,153	$2,340	$—	$—	$5,493
Total perpetual preferred stock	3,153	2,340	—	—	5,493

Common stocks
Industrial and miscellaneous	—	—	3,112	—	3,112
Total common stocks	—	—	3,112	—	3,112
Separate Accounts	159,594	6,071	—	—	165,665
Total assets at fair value	$162,747	$8,411	$3,112	$—	$174,270

59

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021

Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

	($ in thousands)
Assets at fair value
Bond
Corporate bonds	$—	$170	$—	$—	$170
Total bonds	—	170	—	—	170

Common stocks
Industrial and miscellaneous	210	—	3,204	—	3,414
Total common stocks	210	—	3,204	—	3,414
Separate Accounts	175,253	3,917	—	—	179,170
Total assets at fair value	$175,463	$4,087	$3,204	$—	$182,754

The following is the Level 3 reconciliation of the beginning balance to the ending balance:

2022

Description	Beginning Balance at 1/1/2022	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022

	($ in thousands)
Assets:
Common stocks - industrial and miscellaneous	$5	$—	$—	$—	$2	$—	$—	$—	$—	$7
Common stocks - FHLB	3,199	—	—	—	—	150	—	(244)	—	3,105
Total assets	$3,204	$—	$—	$—	$2	$150	$—	$(244)	$—	$3,112

2021

Description	Beginning Balance at 1/1/2021	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021

	($ in thousands)
Assets:
Common stocks - industrial and miscellaneous	$1	$—	$—	$—	$4	$—	$—	$—	$—	$5
Common stocks - FHLB	5,521	—	—	—	—	38	—	(2,360)	—	3,199
Total assets	$5,522	$—	$—	$—	$4	$38	$—	$(2,360)	$—	$3,204

There were no transfers between levels for the Company’s financial assets and liabilities (other than derivative instruments) measured at fair value during the years ended December 31, 2022, 2021, and 2020.

Fair Value Methodology

Description of Pricing Inputs

The Company predominantly uses third-party pricing services and broker quotes to determine fair values. The third-party pricing services and brokers use certain inputs to determine the value of loan-backed and structured securities, including residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities. For these securities, the valuation consists of inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average lives of the securities, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, 6) discount margins, and 7) credit ratings of the securities.

60

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

To price corporate bonds, U.S. government-related securities, and other government-related securities, the brokers and third-party pricing services utilize a valuation model that consists of a hybrid income and market approach to valuation, while the Company uses a discounted cash flow model with both observable and unobservable inputs to determine a price when the securities are illiquid bonds. The external and internal pricing models include inputs such as, but not limited to: 1) principal and interest payments, 2) coupon, 3) maturity, 4) treasury yield curve, 5) credit spreads from new issue and secondary trading markets, 6) dealer quotes with adjustments for issues with early redemption features, 7) illiquidity premiums, 8) discount margins from dealers in the new issue market, 9) underlying collateral, and 10) comparative bond analysis.

The third-party pricing services price equity securities using market observable prices for the same or similar securities traded in an active market.

Mortgage loan valuations are categorized as Level 3. The Company utilizes an internally developed model to estimate fair value. This model includes inputs derived by the Company based on assumed discount rates relative to the Company’s current mortgage lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company’s determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

The Company’s Separate Account assets consist of financial instruments similar to those held in the General Account. The Company utilizes the same valuation methodology as described above in determining the fair value of Separate Account assets as the Company does for General Account assets. All assets in the Separate Account are held at fair value. The Separate Account liability matches the Separate Account asset value and its fair value is determined from valuation methods that are consistent with the Separate Account assets.

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for financial instruments owned by the Company.

The fair values of corporate bonds, government securities, equity securities, and mortgage-backed securities are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a ‘‘waterfall’’ approach whereby publicly available prices are first sought from third-party pricing services and the remaining unpriced securities are submitted to independent brokers for non-binding prices. Typical inputs used by these pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third-party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains two quotes per security when available. Where multiple broker quotes are obtained, the Company reviews the quotes and selects the quote that provides the best estimate of the price a market participant would pay for these specific assets in an arm’s-length transaction. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third-party pricing service or an independent broker quotation.

61

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third-party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer’s credit rating, liquidity discounts, weighted average of contracted cash flows, risk premium, if warranted, due to the issuer’s industry, and the security’s time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the years ended December 31, 2022, 2021, and 2020.

62

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The fair value hierarchy of derivative instruments measured at fair value at December 31 is as follows:

2022
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

	($ in thousands)
Derivative assets
Foreign currency contracts	$34	$—	$—	$—	$34
Equity contracts	555	3,942	—	—	4,497
Total derivative assets	$589	$3,942	$—	$—	$4,531

Derivative liabilities
Foreign currency contracts	$63	$—	$—	$—	$63
Equity contracts	199	2,574	—	—	2,773
Total derivative liabilities	$262	$2,574	$—	$—	$2,836

2021
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

	($ in thousands)
Derivative assets
Foreign currency contracts	$15	$—	$—	$—	$15
Equity contracts	210	33,964	—	—	34,174
Total derivative assets	$225	$33,964	$—	$—	$34,189

Derivative liabilities
Foreign currency contracts	$57	$—	$—	$—	$57
Equity contracts	840	30,833	—	—	31,673
Total derivative liabilities	$897	$30,833	$—	$—	$31,730

Derivative instruments are valued using exchange prices or counterparty quotations. Derivative instruments classified as Level 1 generally include futures and options, all of which are traded on active exchange markets. Derivative instruments classified as Level 2 include options which are traded over-the-counter. These Level 2 derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs. There were no derivative instruments categorized within Level 3 of the fair value hierarchy, and there were no transfers into or out of Level 3 for the years ended December 31, 2022 and 2021.

63

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The following table presents the Company’s fair value hierarchy for its financial instruments as of December 31:

2022
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3

	($ in thousands)
Assets
Bonds	$4,548,841	$5,118,192	$44,448	$4,442,535	$61,858
Common stocks	3,112	3,112	—	—	3,112
Preferred stocks	10,289	11,564	7,949	2,340	—
Mortgage loans	288,518	325,025	—	—	288,518
Cash	2,382	2,382	2,382	—	—
Cash equivalents	54,322	54,322	54,322	—	—
Contract loans	49,801	49,801	—	—	49,801
Derivative assets	4,532	4,532	590	3,942	—
Derivative collateral and receivables	3,758	3,758	3,758	—	—
Other invested assets	31,765	38,780	—	31,765	—
Separate Account assets	165,665	165,665	159,594	6,071	—
Liabilities
Deposit-type contracts	34,202	34,080	—	—	34,202
Derivative liabilities	2,835	2,835	261	2,574	—
Derivative collateral and payables	1,000	1,000	1,000	—	—

2021
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3

	($ in thousands)
Assets
Bonds	$5,878,469	$5,352,637	$40,570	$5,774,410	$63,489
Common stocks	3,414	3,414	210	—	3,204
Preferred stocks	16,515	15,926	16,515	—	—
Mortgage loans	349,831	343,496	—	—	349,831
Cash	25,369	25,369	25,369	—	—
Cash equivalents	66,247	66,247	66,247	—	—
Short-term investments	1,164	1,126	—	1,164	—
Contract loans	50,539	50,539	—	—	50,539
Derivative assets	34,189	34,189	225	33,964	—
Derivative collateral and receivables	1,985	1,985	1,985	—	—
Other invested assets	46,659	38,831	—	46,659	—
Separate Account assets	179,170	179,170	175,253	3,917	—
Liabilities
Deposit-type contracts	30,050	29,294	—	—	30,050
Derivative liabilities	31,730	31,730	897	30,833	—
Derivative collateral and payables	1,276	1,276	1,276	—	—

The fair values of bonds and preferred stocks reported as “other invested assets” are determined using methodologies prescribed by the NAIC. The fair values of bonds and preferred stocks are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices.

64

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Publicly traded unaffiliated common stock is valued based on market trades and is a Level 1 valuation under SSAP No. 100R. As of December 31, 2022 and 2021, the Company held $3.1 million and $3.2 million, respectively, of FHLB stock, which is classified as Level 3. The Company believes that the cost of the FHLB stock approximates fair value. The remaining amount of equity securities classified as Level 3 consists primarily of holdings obtained through bankruptcy proceedings, debt restructurings or tender offers. As of December 31, 2022 and 2021, the Company held $7 thousand and $5 thousand of Hercules Inc. publicly traded common stock warrants, consisting of holdings obtained through a tender offer.

The carrying value of the Company’s cash and short-term investments approximates fair value.

Cash equivalent fair values are determined using methodologies prescribed by the NAIC. The fair value of cash equivalents is provided by a third-party pricing service.

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company’s current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company’s determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

Contract loans are funds provided to policy holders in return for a claim on the account value of the policy. The funds provided are limited to a certain percent of the account balance. The nature of contract loans is to have low default risk as the loans are fully collateralized by the value of the policy. The majority of contract loans do not have a stated maturity and the balances and accrued interest are repaid with proceeds from the policy account balance. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company’s fair value of contract loans approximates carrying value.

The Separate Account assets are carried at fair value and are equal to the Separate Account liabilities, which represent the policyholder’s equity in those assets. These amounts are reported separately as assets and liabilities related to Separate Accounts in the accompanying financial statements. Separate Account assets are invested in bonds and open-ended mutual funds. The fair values of bonds and preferred stocks held in Separate Accounts are determined using methodologies prescribed by the NAIC. The fair values of bonds and preferred stocks are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices. These valuations are generally categorized as a Level 2 valuation as defined by SSAP No. 100R. The fair value of open-ended mutual funds held in Separate Accounts was obtained from unadjusted quoted market prices. These valuations are categorized as a Level 1 valuation as defined by SSAP No. 100R.

Deposit-type contracts include annuities certain, supplemental contracts, and dividend accumulations. The Company estimates the fair values of annuities, certain and supplemental contracts using models based on discounted estimated cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments. The Company estimates that the fair value of dividend accumulations and retained asset balances approximate carrying value.

The Company held no financial instruments as of December 31, 2022 and 2021, for which it was not practicable to estimate fair value. The Company held no financial instruments measured at NAV as of December 31, 2022 and 2021.

65

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

17.	Retained Assets

The Company accounts for retained assets in a manner similar to supplementary contracts. Claims expense is reported in “Death and annuity benefits” in the Statements of Operations. In lieu of a cash payment to the beneficiary, a liability is established in “Liability for deposit-type contracts” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. For 2020 and through March 2021, the credited rate for direct retained asset accounts was 0.40% for accounts opened prior to May 1, 2019, and 1.0% for accounts opened on or after May 1, 2019. After April 1, 2021 and for 2022, the credited rate for all direct retained asset accounts was 0.40%. The credited rate for Liberty Mutual assumed retained asset accounts was 1.0% for 2022, 2021, and 2020.

No fees were charged to direct retained asset account owners and most assumed retained asset account owners during 2022, 2021, and 2020.

In the event of a claim, the beneficiary is given the option of a direct payment, a settlement option provided by the policy or a retained asset account. Retained asset accounts are generally used as the default method for settlement of claims when an election for payment has not been made. For some assumed business, however, retained asset accounts are not the default method for settlement of claims.

The table below summarizes the number and balance of retained asset accounts in force, by aging category, as of December 31:

	In Force ($ in thousands)
	2022		2021
	Number	Balance	Number	Balance
Up to and including 12 Months	17	$1,742	27	$2,863
13 to 24 Months	18	1,340	13	743
25 to 36 Months	9	558	17	1,152
37 to 48 Months	15	919	25	1,366
49 to 60 Months	23	1,057	17	719
Over 60 Months	122	4,342	108	3,384
Total	204	$9,958	207	$10,227

66

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company’s retained asset accounts are individual contracts. The table below shows retained asset components as of December 31:

	($ in thousands)
	2022		2021
	Number	Balance	Number	Balance
Number/Balance of Retained Asset Accounts at the Beginning of the Year	207	$10,227	201	$10,271
Number/Balance of Retained Asset Account Issue/Added During the Year	28	3,492	37	4,046
Investment Earnings Credited to Retained Asset Accounts During the Year	XXX	129	XXX	139
Fees and Other Charges Assessed to Retained Asset Accounts During the Year	XXX	—	XXX	—
Number/Amount of Retained Asset Accounts Transferred to State Unclaimed Property funds During the Year	—	—	—	—
Number/Amount of Retained Asset Accounts Closed/Withdrawn During the Year	31	3,890	31	4,229
Number/Balance of Retained Asset Accounts at the End of the Year	204	$9,958	207	$10,227

18.	Subsequent Events

As a result of events that occurred at certain financial institutions and the subsequent regulatory actions taken during March of 2023, the Company has evaluated the impact of these events to certain holdings within its investment portfolio. As a result of this evaluation, the Company identified certain investments in bonds on which it will take other-than-temporary impairments as of March 31, 2023, based on the fair value of the underlying holdings. As of the date of this report, the Company expects to recognize pre-tax other-than-temporary impairments of approximately $12.3 million, related to certain investment holdings within the banking sector.

The Company has evaluated the effects of events subsequent to December 31, 2022, and through March 27, 2023 (the date of the issuance of the Statutory statements included herein), and there are no other material subsequent events to report.

67

SUPPLEMENTAL SCHEDULES

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

SCHEDULE I

Summary of Investments-Other than Investments in Related Parties as of December 31, 2022

Type of investment	Cost	Fair Value	Amount at which shown in the balance sheet

	($ in thousands)
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$701,461	$614,286	$701,461
States, municipalities and political subdivisions	81,551	76,863	81,551
Foreign governments	17,162	14,690	17,162
Public utilities	449,914	401,855	449,914
Convertibles and bonds with warrants attached	20,379	20,325	20,379
All other corporate bonds	3,847,725	3,420,822	3,847,725
Redeemable preferred stock	6,071	4,796	6,071
Total fixed maturities	5,124,263	4,553,637	5,124,263
Equity securities:
Common stocks:
Banks, trust and insurance companies	3,105	3,105	3,105
Industrial, miscellaneous and all other	—	7	7
Nonredeemable preferred stocks	6,463	5,493	5,493
Total equity securities	9,568	8,605	8,605
Mortgage loans on real estate	325,025	288,518	325,025
Policy loans	49,801	49,801	49,801
Other long-term investments	47,070	40,055	47,070
Total investments	$5,555,727	$4,940,616	$5,554,764

See accompanying independent auditors’ report.

S-1

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

SCHEDULE IV

Reinsurance

as of and for the years ended December 31, 2022, 2021, 2020

	Gross Amount	Ceded to other companies	Assumed from other companies	Net Amount	Percentage of amount assumed to net

2022	($ in thousands)
Life insurance in force	$16,110,404	$7,104,186	$8,352,547	$17,358,765	48.1%

Premiums:
Life insurance	82,272	27,666	61,270	115,876	52.9%
Accident and health insurance	5,377	2	3,293	8,668	38.0%
Total	$87,649	$27,668	$64,563	$124,544	51.8%

2021	($ in thousands)
Life insurance in force	$10,467,839	$6,803,420	$8,857,427	$12,521,846	70.7%

Premiums:
Life insurance	132,928	26,190	75,151	181,889	41.3%
Accident and health insurance	6	—	20	26	76.9%
Total	$132,934	$26,190	$75,171	$181,915	41.3%

2020	($ in thousands)
Life insurance in force	$7,979,140	$6,619,433	$8,971,770	$10,331,477	86.8%

Premiums:
Life insurance	341,174	27,715	100,563	414,022	24.3%
Accident and health insurance	28	—	20	48	41.7%
Total	$341,202	$27,715	$100,583	$414,070	24.3%

See accompanying independent auditors’ report.

S-2